APRIL 25, 1997

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

GENTLEMEN:

                       RE:  BRIDGES INVESTMENT FUND, INC.
                            FILE NOS. 811-1209 AND 2-21600


     PURSUANT TO RULE 424B AND RULE 497(C) OF THE SECURITIES ACT OF 1933, PLEASE FIND ENCLOSED TEN (10) COPIES EACH OF PART A, PART B, AND PART C OF THE FORM N-1A OF THE PROSPECTUS FOR BRIDGES INVESTMENT FUND, INC. THAT BECAME EFFECTIVE ON APRIL 25, 1997.

                                   VERY TRULY YOURS,


                                   EDSON L. BRIDGES II
                                   CHAIRMAN AND CHIEF EXECUTIVE OFFICER

ELBII:KJS
ENC.
BRIDGES INVESTMENT FUN, INC.                1             APRIL 25, 1997
  PROSPECTUS -- PART A

INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS                  BRIDGES INVESTMENT FUND, INC.       CAPITAL STOCK
APRIL 25, 1997                8401 WEST DODGE ROAD
                             OMAHA, NEBRASKA   68114
                                    402-397-4700

 INVESTMENT OBJECTIVES
 ---------------------
      THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL APPRECIATION. THE DEVELOPMENT OF A MODEST AMOUNT OF CURRENT INCOME IS A SECONDARY INVESTMENT OBJECTIVE.

 PORTFOLIO INVESTMENTS
 ----------------------
      THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVES THROUGH THE OWNERSHIP OF COMMON STOCKS, SECURITIES CONVERTIBLE INTO COMMON STOCKS, AND FIXED INCOME SECURITIES. THE NON-CONVERTIBLE FIXED INCOME SECURITIES ISSUED BY CORPORATIONS MAY NOT ACCOUNT FOR MORE THAN 40% OF THE MARKET VALUE OF THE FUND'S PORTFOLIO.

 PURCHASE PRICE
 --------------
      SHARES OF CAPITAL STOCK ARE OFFERED TO THE PUBLIC BY THE FUND AT THE NEXT DETERMINED NET ASSET VALUE WHICH VARIES WITH THE CHANGES IN THE MARKET VALUE OF THE FUND'S PORTFOLIO.

 NO SELLING COMMISSIONS
 ----------------------
      THE FUND RECEIVES THE FULL AMOUNT PAID BY PURCHASERS OF THESE SHARES SINCE THERE ARE NO UNDERWRITING DISCOUNTS OR SELLING CHARGES PAID TO ANYONE. HOWEVER, SERVICE CHARGES ARE IMPOSED ON CERTAIN PLAN ACCOUNT OPERATIONS AS DESCRIBED ON PAGES 18 AND 20.

 PURCHASE PLANS
 --------------

      THE FUND REQUIRES A MINIMUM INITIAL INVESTMENT OF $800.00.  SHARES CAN
 BE PURCHASED FOR LESSER AMOUNTS UNDER THE REINVESTMENT OF CASH DISTRIBUTIONS PLAN AND SCHEDULED INVESTMENTS PLAN AS DESCRIBED IN THIS PROSPECTUS. IN ADDITION, INDIVIDUAL RETIREMENT CUSTODIAN ACCOUNTS (IRA) AND STANDARD RETIREMENT PLANS ARE AVAILABLE TO INDIVIDUALS, PARTNERSHIPS, AND CORPORATIONS. AS SET FORTH HEREIN, THERE ARE CERTAIN TRANSACTION CHARGES BY FIRST BANK N.A. OMAHA, NEBRASKA AS INVESTOR'S AGENT IN CONNECTION WITH INVESTMENTS AND REINVESTMENTS UNDER SUCH PLANS.

 REDEMPTION PRICE
 ----------------
      SHARES OF CAPITAL STOCK OF THE FUND ARE REDEEMED AT CURRENT NET ASSET VALUE NEXT DETERMINED, WHICH VARIES WITH THE CHANGES IN MARKET VALUE OF SECURITIES OWNED.

BRIDGES INVESTMENT FUND, INC.         2               APRIL 25, 1997
  PROSPECTUS  --  PART A

 INVESTMENT ADVISER
 ------------------
      THE INVESTMENT ADVISER TO AND THE MANAGER FOR THE FUND IS BRIDGES INVESTMENT COUNSEL, INC., 256 DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114.

 SPECIAL NOTICES
 ---------------
      THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT BRIDGES INVESTMENT FUND, INC. THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. 20549, IN TWO SEGMENTS: PART B--INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION AND PART C--OTHER INFORMATION. DESCRIPTIONS OF THE TOPICS COVERED BY PART B AND PART C ARE FOUND ON PAGE 24 OF THIS PROSPECTUS. COPIES OF PART B AND PART C ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE. TO OBTAIN SUCH ADDITIONAL INFORMATION, WRITE OR CALL THE FUND'S OFFICE AT THE ADDRESS OR NUMBER SHOWN ABOVE. NO INFORMATION IN THIS PROSPECTUS HAS BEEN INCORPORATED BY REFERENCE FROM PART B OR PART C.


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                             (END OF COVER PAGE)
 SYNOPSIS
 --------
      THE FOLLOWING INFORMATION IS A SUMMARY OF IMPORTANT INFORMATION FOR A PROSPECTIVE INVESTOR OR A PRESENT SHAREHOLDER IN BRIDGES INVESTMENT FUND, INC.:

a. THE TITLE OF THE SHARES OF THE FUND WHICH ARE OFFERED FOR SALE IN THIS PROSPECTUS IS CAPITAL STOCK. THE FUND DOES NOT OFFER ANY OTHER SECURITIES FOR SALE.
b. THE NAME OF THE INVESTMENT ADVISER TO THE FUND IS BRIDGES INVESTMENT COUNSEL, INC. THE INVESTMENT ADVISER'S ADDRESS IS 256 DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114. THE PHONE NUMBER OF THE INVESTMENT ADVISER IS 402-397-4700.
c. THERE IS NO SALES LOAD OR COMMISSION PAID AS A PERCENTAGE OF THE NET AMOUNT INVESTED.
d.  THE MINIMUM INITIAL INVESTMENT IN SHARES OF CAPITAL STOCK OF THE FUND IS
    $800.
e. THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL APPRECIATION. THE DEVELOPMENT OF A MODEST AMOUNT OF CURRENT INCOME IS A SECONDARY INVESTMENT OBJECTIVE. THERE CAN BE NO ASSURANCE THESE OBJECTIVES CAN BE ACHIEVED. SEE PAGES 3-5 IN THE STATEMENT OF ADDITIONAL INFORMATION- -PART B FOR A FULL EXPLANATION OF INVESTMENT OBJECTIVES, POLICIES, AND POLICY RESTRICTIONS.

BRIDGES INVESTMENT FUND, INC.                3             APRIL 25, 1997
  PROSPECTUS -- PART A

f. THE FUND HAS OPERATED AS AN OPEN-END DIVERSIFIED INVESTMENT COMPANY SINCE JULY 1, 1963, AND THE FUND INTENDS TO CONTINUE ON THIS SAME BASIS.
g. THE INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC., PROVIDES SECURITY RESEARCH AND FINANCIAL ANALYSIS INFORMATION, DECISION-MAKING ASSISTANCE, INVESTMENT MANAGEMENT, CONSULTING JUDGMENT AND OPINIONS, AND ADMINISTRATIVE SERVICES TO A WIDE RANGE OF SECURITIES PORTFOLIOS REPRESENTING PERSONAL INDIVIDUALS, TRUSTS, CHARITABLE FOUNDATIONS, AND FINANCIAL INSTITUTIONS. THE FIRM MANAGES ONE NO-LOAD, OPEN-END INVESTMENT MANAGEMENT COMPANY, BRIDGES INVESTMENT FUND, INC. BRIDGES INVESTMENT COUNSEL, INC. RECEIVES AN ANNUAL FEE OF 1/2 OF 1% OF THE AVERAGE NET ASSET VALUE OF THE FUND, DETERMINED ON THE BASIS OF TWELVE MONTH-END VALUATIONS TO DETERMINE THE AVERAGE NET ASSET VALUE.
h. THE REDEMPTION PRICE OF THE FUND IS THE NEXT DETERMINED NET ASSET VALUE PER SHARE. THE FUND REPURCHASES THE STOCKHOLDER'S SHARES. THERE IS NO SECONDARY MARKET FOR THE SHARES OF CAPITAL STOCK OF BRIDGES INVESTMENT FUND, INC.
i. THE RISK OR SPECULATIVE FACTORS PECULIAR TO BRIDGES INVESTMENT FUND, INC. MAY BE THAT THE FUND IS A RELATIVELY SMALL INVESTMENT COMPANY WITH NET ASSETS OF $29.0 MILLION DOLLARS AT YEAR-END 1996, AND IT IS SPONSORED BY BRIDGES INVESTMENT COUNSEL, INC., A MEDIUM SIZED INVESTMENT COUNSEL FIRM WITH THREE PROFESSIONAL PERSONS AND MORE THAN SIXTEEN STAFF INDIVIDUALS. WITH RESPECT TO THE MODERATE SIZE OF THE BRIDGES INVESTMENT COUNSEL, INC. ORGANIZATION, SOME INVESTORS MAY CONSIDER THIS STRUCTURE TO BE AN ADVANTAGE RATHER THAN A DETRIMENT TO LONG-TERM SUCCESSFUL INVESTMENT RESULTS.
j. BRIDGES INVESTMENT FUND, INC. IS AN OPEN-END INVESTMENT MANAGEMENT COMPANY DESIGNED TO PROVIDE INVESTORS IN SECURITIES WITH A DIVERSIFIED PORTFOLIO CONSISTING OF COMMON STOCKS, SECURITIES CONVERTIBLE INTO COMMON STOCKS, AND FIXED INCOME SECURITIES. THE NON-CONVERTIBLE U.S. TREASURY AND CORPORATE FIXED INCOME SECURITIES MAY NOT ACCOUNT FOR MORE THAN 40% OF THE MARKET VALUE OF THE FUND'S PORTFOLIO -- SEE PAGE 5.
k. THE FUND WAS CREATED PRIMARILY FOR THE PURPOSE OF EXTENDING THE SERVICES OF THE INVESTMENT MANAGEMENT FIRM OF BRIDGES INVESTMENT COUNSEL, INC. TO INVESTORS WHOSE FUNDS ARE INSUFFICIENT IN SIZE TO PERMIT ECONOMICAL ADMINISTRATION AS SEPARATE ACCOUNTS. BY ACQUIRING SHARES OF THE FUND, INVESTORS OBTAIN SECURITIES DIVERSIFICATION AND CONTINUOUS INVESTMENT SUPERVISION. AN INVESTMENT IN THE FUND DOES NOT REMOVE THE MARKET RISK INHERENTLY INVOLVED IN MAKING SECURITIES INVESTMENTS.
l. THE FUND MAY WRITE COVERED CALL OPTIONS AS DESCRIBED ON PAGES 4 AND 5 OF THE STATEMENT OF ADDITIONAL INFORMATION--PART B. THE RISK IN WRITING A COVERED CALL OPTION IS THAT THE PRICE OF THE UNDERLYING COMMON STOCK WILL RISE ABOVE ITS STRIKE OR SELLING PRICE OF THE OPTION CONTRACT.

  BRIDGES INVESTMENT FUND, INC.             4          APRIL 25, 1997
    PROSPECTUS -- PART A

                              PROSPECTUS FEE TABLE


  SHAREHOLDER TRANSACTION EXPENSES
  --------------------------------



    REDEMPTION FEE (AS A PERCENTAGE OF THE AMOUNT REDEEMED):         NONE

    REINVESTMENT OF CASH DISTRIBUTIONS TRANSACTION FEE; $1.05 PER
      TRANSACTION, FOUR TRANSACTIONS PER YEAR FOR DIVIDEND PAYMENTS, AND ONE TRANSACTION PER YEAR FOR CAPITAL GAINS DISTRIBUTIONS, IF ANY.

 ANNUAL FUND OPERATING EXPENSES
 ------------------------------
    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      MANAGEMENT FEES                                                   0.50%

      OTHER EXPENSES                                                    0.37%

        AUDIT AND CUSTODIAN SERVICES                          0.17%

        BOOKKEEPING, DIVIDEND AND TRANSFER AGENT SERVICES,
           COMPUTER PROGRAMMING, PRINTING AND SUPP            0.16%


        INSURANCE, LICENSES, TAXES AND OTHER                   0.04%

    TOTAL FUND OPERATING EXPENSES                                       0.87%

 EXAMPLE                            1 YEAR    3 YEARS    5 YEARS     10 YEARS
YOU WOULD PAY THE FOLLOWING
EXPENSES ON A $1,000 INVESTMENT
ASSUMING (1) 5% ANNUAL RETURN AND
(2) REDEMPTION AT THE END OF EACH
TIME PERIOD:                         $13         $41         $70         $153


YOU WOULD PAY THE FOLLOWING
EXPENSES ON THE SAME INVESTMENT,
ASSUMING NO REDEMPTION:              $13         $41         $70         $153


      THE TABLE ABOVE IS DESIGNED TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A HYPOTHETICAL INVESTMENT OF $1,000 IN BRIDGES INVESTMENT FUND, INC. WILL BEAR DIRECTLY OR INDIRECTLY FOR THE HOLDING PERIODS SHOWN AND FOR THE ASSUMPTIONS SET FORTH THEREIN. THE REINVESTMENT OF CASH DISTRIBUTIONS TRANSACTION FEE OF $1.05 IS DESCRIBED ON PAGE 13 OF THIS PROSPECTUS FOR FOUR QUARTERLY DIVIDEND PAYMENTS. THE TOTAL FUND OPERATING EXPENSES ARE TABULATED ON PAGE 30 OF THE STATEMENT OF ADDITIONAL INFORMATION, AND THEY ARE SUMMARIZED ON PAGE 11 OF THIS PROSPECTUS.

BRIDGES INVESTMENT FUND, INC.           5                  APRIL 25, 1997
  PROSPECTUS  --  PART A

      THE EXPENSES IN THE HYPOTHETICAL EXAMPLE ARE CALCULATED FOR THE MOST RECENT FISCAL YEAR FOR THE FUND, EXCEPT WHERE AN EXPENSE HAS CHANGED FOR THE CURRENT FISCAL YEAR IN WHICH CASE THE PRESENT COST IS REFLECTED IN THE ESTIMATED COSTS. THE EXPENSES SHOW BOTH THE AMOUNTS PAID IN THE FUND'S FINANCIAL STATEMENTS AND THE COSTS PAID BY THE SHAREHOLDER.

          THIS HYPOTHETICAL EXAMPLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED. AN INVESTOR WHO DOES NOT REINVEST THESE DISTRIBUTIONS WOULD SAVE $4 PER YEAR IN TRANSACTION FEES UNDER THE CALCULATIONS SHOWN IN THE TABLE ABOVE. THE ESTIMATES SHOWN IN THE HYPOTHETICAL EXAMPLE ABOVE SHOULD NOT BE CONSI DERED AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GR EATER OR LESSER THAN THE AMOUNTS SHOWN.

       CONDENSED FINANCIAL INFORMATION
       -------------------------------
          THE FOLLOWING TABLE OF PER SHARE FINANCIAL HIGHLIGHTS HAS BEEN DERIVED FROM RECORDS MAINTAINED BY THE FUND. THE PER SHARE INCOME AND CAPITAL CHANGES FOR EACH OF THE MOST RECENT FIVE YEARS ENDED DECEMBER 31, 1995, HAVE BEEN AUDITED BY ARTHUR ANDERSEN LLP. THEIR REPORT APPEARS IN THE STATEMENT OF ADDITIONAL INFORMATION, AND THE ASSOCIATED FINANCIAL STATEMENTS AND NOTES THERETO SHOULD BE READ IN CONJUNCTION WITH THIS TABLE.

                   [THIS SPACE IS LEFT BLANK INTENTIONALLY.]

BRIDGES INVESTMENT FUND, INC.           6                   APRIL 25, 1997
  PROSPECTUS -- PART A


                             FINANCIAL HIGHLIGHTS*
                        FOR THE YEARS ENDED DECEMBER 31

                       1996  1995   1994  1993   1992   1991   1990   1989   1988   1987
NET ASSET VALUE,
BEGINNING OF PERIOD  $21.54 $17.10 $17.80 $17.51 $17.30 $15.15 $15.97 $14.07 $15.00 $16.46


 INCOME FROM INVESTMENT

  OPERATIONS

 NET INVESTMENT         $.55  $ .58    $.59   $.61  $.63   $.66   $.67   $.67   $.69   $.63
INCOME
NET GAINS OR
(LOSSES)
 ON SECURITIES (BOTH
 REALIZED AND         $3.28   $4.63  $(.52)  $.46   $.37   $2.44   $(.39 ) $2.44  $.34  $(.39)
 UNREALIZED



  TOTAL FROM INVEST.
   OPERATIONS          $3.83   $5.21  $.07  $1.07  $1.00   $3.10   $.28  $3.11  $1.03   $.24

 LESS DISTRIBUTIONS

 DIVIDENDS FROM NET
  INVESTMENT INCOME   $(.55) $(.58) $(.59) $(.61) $(.63) $(.66)  $(.67) $(.67) $(.85) $(.66)
DISTRIBUTIONS FROM
 CAPITAL GAINS
                      $(.26) $(.19) $(.18) $(.17) $(.16) $(.29) $(.43) $(.54) $(1.11) $(1.04)



  TOTAL              $(.81) $(.77) $(.77) $(.78) $(.79) $(.95) $(1.10) $(1.21) $(1.96) $(1.70)
DISTRIBUTIONS



NET ASSET VALUE,
 END OF PERIOD

                      $24.56 $21.54 $17.10 $17.80 $17.51 $17.30 $15.15 $15.97 $14.07 $15.00



 TOTAL RETURN        17.78% 30.46%  0.39%  6.18%  5.94%  20.78%  1.89%  22.22% 6.96%  0.79%



 RATIOS/SUPPLEMENTAL

  DATA


NET ASSETS, END OF
 PERIOD (IN
              $29,249 $24,052 $18,096 $17,991 $17,007 $14,375 $11,283 $10,895 $8,593 $7,876
THOUSANDS)


RATIO OF EXPENSES TO
 AVERAGE NET
               0.87%   0.89%   0.90%   0.90%   0.94%   0.98%   0.99%   0.99%  1.01%   0.96%
ASSETS**


RATIO OF NET INC.
 TO AVG. NET ASSETS
               3.23%   3.80%   4.25%   4.32%   4.57%   4.91%   5.28%   4.29%  4.49%  3.56%


PORTFOLIO TURNOVER
                  8%      7%     10%     11%      7%     28%     26%    27%    31%    31%
AVG. COMM. RATE  0.1900  0.1222  0.1470  0.1253  0.1781  0.1195  0.1297 0.2095 0.1929 0.3101
PD.***

   *PER SHARE INCOME AND CAPITAL CHANGE DATA IS COMPUTED USING THE WEIGHTED
    AVERAGE NUMBER OF SHARES OUTSTANDING METHOD.
   **AVERAGE NET ASSET DATA IS COMPUTED USING MONTHLY NET ASSET VALUE FIGURES.
   ***CENTS PER SHARE
LE>

 GENERAL DESCRIPTION OF REGISTRANT
 ---------------------------------

       HISTORY -- THE FUND WAS ORGANIZED AS AN OPEN-END INVESTMENT COMPANY UNDER
       -------
THE LAWS OF NEBRASKA ON MARCH 20, 1963.  INVESTMENT OPERATIONS COMMENCED ON JULY
1, 1963, AND THE SHARES OF CAPITAL STOCK WERE SOLD TO THE GENERAL PUBLIC ON
DECEMBER 7, 1963.  THE FUND HAS CONDUCTED ITS BUSINESS CONTINUOUSLY SINCE THE
INITIATION OF THESE ACTIVITIES.

       INVESTMENT OBJECTIVES AND POLICIES -- THE PRIMARY INVESTMENT OBJECTIVE OF
       ----------------------------------
THE FUND IS LONG-TERM CAPITAL APPRECIATION.  IN PURSUIT OF THAT OBJECTIVE, THE
FUND WILL INVEST PRIMARILY IN COMMON STOCKS AND SECURITIES CONVERTIBLE INTO

BRIDGES INVESTMENT FUND, INC.            7               APRIL 25, 1997
  PROSPECTUS -- PART A


COMMON STOCKS, AND THE MARKET VALUE OF THESE SECURITIES WILL NORMALLY REPRESENT
60% OR MORE OF THE TOTAL VALUE OF THE FUND'S ASSETS.  THE SELECTION OF COMMON
STOCKS AND CONVERTIBLE SECURITIES WILL EMPHASIZE COMPANIES WHICH, IN THE OPINION
OF THE FUND'S MANAGEMENT, OFFER OPPORTUNITIES FOR INCREASED EARNINGS AND
DIVIDENDS.  HOWEVER, THE FUND MAY ALSO INVEST IN COMMON STOCKS WHICH MAY BE
CYCLICALLY DEPRESSED OR UNDERVALUED, AND, THEREFORE, MAY OFFER POTENTIAL FOR
CAPITAL APPRECIATION.

      THE DEVELOPMENT OF A MODEST AMOUNT OF CURRENT INCOME IS A SECONDARY
INVESTMENT OBJECTIVE OF THE FUND.  IN MOVING TOWARDS THAT GOAL, THE FUND MAY
ACQUIRE INVESTMENT GRADE CORPORATE BONDS, DEBENTURES, U.S. TREASURY BONDS AND
NOTES, AND PREFERRED STOCKS, PROVIDED NOT MORE THAN 40% OF THE VALUE OF ITS
ASSETS ARE MAINTAINED IN THESE TYPES OF FIXED INCOME SECURITIES.  INVESTMENT
GRADE CORPORATE BONDS AND PREFERRED STOCKS MUST CARRY, AT THE TIME OF PURCHASE,
A MOODY'S INVESTOR SERVICE RATING OF BAA OR HIGHER OR A STANDARD & POOR'S
CORPORATION RATING OF BBB OR HIGHER.  SOME SECURITIES RATED BAA OR BBB MAY HAVE
SPECULATIVE CHARACTERISTICS.  THE INVESTMENT GRADE BONDS, DEBENTURES, AND
PREFERRED STOCKS MAY ALSO BE EMPLOYED TO PROVIDE A SOURCE OF FUNDS FOR FUTURE
PURCHASES OF EQUITY TYPE SECURITIES.

      THE FUND MAY PURCHASE INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS,
PROVIDED THAT THE MARKET VALUE OF SUCH SECURITIES WILL NOT EXCEED 10% OF TOTAL
ASSETS, AND A FURTHER LIMITATION WILL REQUIRE THAT THESE SECURITIES BE TRADED AS
AMERICAN DEPOSITORY RECEIPTS.

      FOR SPECULATIVE CAPITAL GAIN PURPOSES, THE FUND MAY PURCHASE BONDS,
DEBENTURES, AND PREFERRED STOCKS THAT CARRY EXTRAORDINARILY HIGH YIELDS AND
BALANCE SHEET RISK OR WHICH HAVE ONE OR MORE INTEREST OR DIVIDEND PAYMENTS IN
ARREARS, PROVIDING THAT THE PURCHASE OF THIS TYPE OF SECURITIES WILL BE LIMITED
TO 5% OF THE VALUE OF THE ASSETS OF THE FUND.  SOME OF THE SECURITIES OF THIS
GENERIC TYPE HAVE BEEN DESCRIBED IN THE CURRENT MARKET ENVIRONMENT AS JUNK
BONDS.  HISTORICALLY, THE FUND'S SECURITY SELECTION POLICY PERMITTED THE
SELECTION OF ISSUES THAT HAD NOT BEEN PART OF A LEVERAGED BUY-OUT OR OTHER
RECAPITALIZATION TRANSACTION BUT THAT WERE OR COULD BE ATTRACTIVE FOR REASONS
RELATED TO A RECOVERY OF PREVIOUS FUNDAMENTAL VALUE THAT EXISTED AT THE TIME OF
THEIR ORIGINAL ISSUANCE.  REFER TO PAGE 5 -- PART B OF THE STATEMENT OF
ADDITIONAL INFORMATION FOR AN EXPANDED DISCUSSION OF THIS POLICY.

      UNDER UNUSUAL ECONOMIC OR FINANCIAL MARKET CIRCUMSTANCES, THE FUND MAY
MAINTAIN A SUBSTANTIAL PART OR ALL OF ITS ASSETS IN CASH OR U.S. GOVERNMENT
SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES.  THE FUND MAY MAINTAIN POSITIONS IN
U.S. GOVERNMENT SECURITIES FOR AS LONG AS SUCH UNUSUAL MARKET CONDITIONS EXIST,
AND THE AMOUNTS OF THESE TREASURY SECURITIES WILL BE EXCLUDED WHEN THE DAILY
CALCULATION IS MADE TO ALLOCATE SECURITIES VALUES UNDER THE 40% OF THE VALUE OF
TOTAL ASSETS POLICY GUIDELINE FOR THE INVESTMENT GRADE BOND, DEBENTURES, AND
PREFERRED STOCKS.

BRIDGES INVESTMENT FUND, INC.             8               APRIL 25, 1997
  PROSPECTUS -- PART A

      THE FOREGOING POLICIES AS TO INVESTMENTS MAY BE ALTERED BY THE FUND'S
BOARD OF DIRECTORS; HOWEVER, THEY WILL NOT BE CHANGED WITHOUT PRIOR WRITTEN
NOTICE TO SHAREHOLDERS IN A SUPPLEMENT TO THE PROSPECTUS, OR AT SUCH TIME AS THE
NEXT ANNUAL REVISIONS TO THE PROSPECTUS BECOME EFFECTIVE.

      IN ADDITION TO THE INVESTMENT OBJECTIVES AND POLICIES DISCLOSED ABOVE, THE
FUND ADHERES TO CERTAIN OTHER INVESTMENT POLICY AND SELECTION RESTRICTIONS WHICH
ARE SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

      AN INVESTOR SHOULD BE AWARE THAT THE OWNERSHIP OF COMMON STOCKS THROUGH AN
INVESTMENT IN THE FUND ENTAILS PRICE VOLATILITY RISKS ATTENDANT TO THE GENERAL
MARKET ACTION FOR ALL TYPES OF EQUITIES.  INVESTORS SHOULD ALSO RECOGNIZE THAT
AN INVERSE RELATIONSHIP EXISTS BETWEEN BOND PRICES AND INTEREST RATES WHEREIN
HIGHER INTEREST RATES COULD CAUSE LOWER BOND PRICES, AND LOWER INTEREST RATES
COULD CREATE HIGHER BOND PRICES WITH THE IMPACT OF THESE INTEREST RATE CONDITION
CHANGES BEING THE GREATEST UPON THE VERY LONG MATURITY ISSUES.

      WITH RESPECT TO THE UTILIZATION OF U.S. TREASURY SECURITIES FOR TEMPORARY
DEFENSIVE PURPOSES, INVESTORS SHOULD ANTICIPATE THAT THESE DEFENSIVE ACTIONS MAY
RESULT IN LESS THAN 60% OF THE ASSETS OF THE FUND TO BE HELD IN COMMON STOCKS
AND OTHER EQUITY TYPE SECURITIES AND THAT SUCH TEMPORARY DEFENSIVE ACTIONS MAY
BE TAKEN PRIOR TO THE DEVELOPMENT OF THE EXPECTED ADVERSE MARKET CIRCUMSTANCES.
FURTHER, SUBSEQUENT EVENTS IN THE MARKET PLACE MAY OR MAY NOT VINDICATE THE
JUDGMENT OF THE INVESTMENT MANAGER TO ESTABLISH THE TEMPORARY DEFENSIVE
POSITIONS IN U.S. GOVERNMENT SECURITIES, AND THE LACK OF THE ONSET OF THE
ADVERSE MARKET CONDITIONS MAY CAUSE TEMPORARY DEFENSIVE POSITIONS TO BE HELD FOR
UNANTICIPATED, LONG INTERVALS OF TIME.

 MANAGEMENT OF THE FUND
-----------------------

       GOVERNANCE -- THE BOARD OF DIRECTORS OF THE FUND IS RESPONSIBLE FOR THE
       ----------
GENERAL GOVERNANCE OF THE AFFAIRS OF THE FUND.  IN PARTICULAR, THE BOARD
ESTABLISHES CONTRACTUAL RELATIONSHIPS AND MAINTAINS SURVEILLANCE OF THE
INVESTMENT MANAGER, THE CUSTODIAN BANK AND TRANSFER AGENT, THE INSURANCE
COVERAGE, THE CERTIFIED PUBLIC ACCOUNTANTS, AND THE LEGAL REPRESENTATION FOR THE
FUND.  IN ADDITION, THE BOARD OF DIRECTORS REVIEWS THE POSITION OF THE FUND WITH
RESPECT TO FEDERAL AND STATE REGULATIONS, AND THE BOARD OF DIRECTORS IS
CONCERNED ABOUT COMPLIANCE WITH TAX RULES TO MAINTAIN THE FUND'S POSITION AS A
REGULATED OPEN-END INVESTMENT MANAGEMENT COMPANY.  LASTLY, THE BOARD IS

BRIDGES INVESTMENT FUND, INC.            9               APRIL 25, 1997
  PROSPECTUS -- PART A


RESPONSIBLE FOR ATTRACTING INTERESTED AND COMPETENT INDIVIDUALS TO SERVE AS
REPRESENTATIVES FOR THE SHAREHOLDERS.  BOARD MEMBERS CARRY BROAD PERSPECTIVES
BEYOND THE FIELDS OF FINANCE AND INVESTMENTS, AND THESE INDIVIDUALS PROVIDE
INSIGHT AND GUIDANCE FOR THE GENERAL BUSINESS POLICY OF THE FUND THROUGH THE
STRUCTURE OF THE AUDIT COMMITTEE, THE EXECUTIVE COMMITTEE, AND THE REGULAR
QUARTERLY BOARD OF DIRECTORS MEETINGS.  ADDITIONAL INFORMATION REGARDING THE
BOARD OF DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

       INVESTMENT ADVISER -- BRIDGES INVESTMENT COUNSEL, INC., 8401 WEST DODGE
       ------------------
ROAD, OMAHA, NEBRASKA 68114, ACTS AS MANAGER AND INVESTMENT ADVISER UNDER A
CONTRACT WITH THE FUND.  IN ADDITION TO FURNISHING CONTINUING INVESTMENT
SUPERVISION FOR THE FUND, THE INVESTMENT ADVISER PROVIDES OFFICE SPACE,
FACILITIES, EQUIPMENT, AND PERSONNEL FOR MANAGING THE ASSETS OF THE FUND.
FURTHER, THE INVESTMENT ADVISER PAYS THE COSTS OF MAINTAINING THE REGISTRATION
OF SHARES OF THE FUND UNDER FEDERAL SECURITIES LAWS AND UNDER THE LAWS OF THE
STATE OF NEBRASKA AND IN ANY OTHER STATE IF SUCH REGISTRATIONS SHOULD BE MADE AT
A FUTURE DATE.

      BRIDGES INVESTMENT COUNSEL, INC. IS REGISTERED AS AN INVESTMENT ADVISER
WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE INVESTMENT ADVISERS ACT OF
1940.  THE FIRM AND ITS PREDECESSORS HAVE ACTED CONTINUOUSLY AS PROFESSIONAL
INVESTMENT ADVISERS AND MANAGERS SINCE EARLY 1945.  PORTFOLIO INVESTMENT
SECURITIES ADVICE IS RENDERED TO INDIVIDUALS, PERSONAL TRUSTS, PENSION AND
PROFIT SHARING ACCOUNTS, IRA ROLLOVERS, CHARITABLE ORGANIZATIONS AND
FOUNDATIONS, CORPORATIONS AND OTHER ACCOUNT CLASSIFICATIONS.  ASSETS UNDER
MANAGEMENT AS OF THE LAST QUARTER OF 1996 WERE IN EXCESS OF $700 MILLION.
BRIDGES INVESTMENT COUNSEL, INC. ALSO PROVIDES HOURLY CONSULTING ADVICE ABOUT A
NUMBER OF ALTERNATIVE INVESTMENT MATTERS ON A LIMITED BASIS.  HOURLY CONSULTING
SERVICES ARE ALSO AVAILABLE FOR NON-PORTFOLIO SECURITIES MATTERS SUCH AS ESTATE
AND FINANCIAL PLANNING AND GENERAL BUSINESS ADMINISTRATION PROJECTS.  BRIDGES
INVESTMENT COUNSEL, INC. HAS A MANAGEMENT AGREEMENT TO OPERATE PROVIDENT TRUST
COMPANY, AN ENTERPRISE THAT WAS RESPONSIBLE FOR $269,915,000 IN TRUST CUSTOMER
ASSETS AT DECEMBER 31, 1996.

      INVESTMENT SELECTIONS MADE BY BRIDGES INVESTMENT COUNSEL, INC. FOR THE
FUND ARE PREDICATED UPON RESEARCH INTO GENERAL ECONOMIC TRENDS, STUDIES OF
FINANCIAL MARKETS, AND INDUSTRY AND COMPANY ANALYSES.  THE FIRM OBTAINS ITS
SECURITY ANALYSIS INFORMATION FROM SEVERAL FINANCIAL RESEARCH ORGANIZATIONS
WHICH RESTRICT THE RELEASE OF THEIR REPORTS PRIMARILY TO INSTITUTIONAL USERS
SUCH AS BANKS, INSURANCE COMPANIES, INVESTMENT COUNSELORS, AND TRUST COMPANIES.

      UNDER A CONTRACT WITH THE FUND, BRIDGES INVESTMENT COUNSEL, INC. FURNISHES
CONTINUOUS INVESTMENT SUPERVISION TO THE FUND, AND, FOR ITS SERVICES, IS
ENTITLED TO RECEIVE A QUARTERLY FEE OF 1/8 OF 1% OF THE AVERAGE NET ASSET VALUE

BRIDGES INVESTMENT FUND, INC.            10              APRIL 25, 1997
  PROSPECTUS -- PART A



OF THE FUND, AS DETERMINED BY APPRAISALS AT THE CLOSE OF EACH MONTH IN THE
QUARTERLY PERIOD.  THIS TOTAL ANNUAL FEE OF 1/2 OF 1% OF THE FUND'S NET ASSETS
AS DETERMINED ABOVE IS THE ONLY COMPENSATION RECEIVED BY BRIDGES INVESTMENT
COUNSEL, INC. FROM THE FUND.  THE FUND PAID $135,586 TO BRIDGES INVESTMENT
COUNSEL, INC. FOR ITS SERVICES AS INVESTMENT ADVISER DURING THE FISCAL YEAR
ENDING DECEMBER 31, 1996.

      THE ANNUAL REPORT OF THE FUND FOR 1996 INCLUDES ELEVEN PAGES OF TEXT,
TABULAR AND GRAPHIC INFORMATION THAT REPORTS THE NAMES, TITLES, YEARS OF
SERVICE, AND PRIMARY RESPONSIBILITIES OF THE PERSONS EMPLOYED BY BRIDGES
INVESTMENT COUNSEL, INC. WHO ARE PRIMARILY RESPONSIBLE FOR THE DAY-TO-DAY
MANAGEMENT OF THE FUND'S PORTFOLIO.

      IN ADDITION, THE DISCLOSURE IN THE ANNUAL REPORT OF THE FUND FOR 1996
DISCUSSES FACTORS, INCLUDING RELEVANT MARKET CONDITIONS AND THE INVESTMENT
STRATEGIES AND TECHNIQUES PURSUED BY BRIDGES INVESTMENT COUNSEL, INC., THAT
MATERIALLY AFFECTED THE PERFORMANCE OF THE REGISTRANT DURING THE MOST RECENTLY
COMPLETED FISCAL YEAR.

      A LINE GRAPH IS PROVIDED THAT COMPARES THE INITIAL ACCOUNT VALUE AND
SUBSEQUENT ACCOUNT VALUES AT THE END OF EACH OF THE MOST RECENTLY COMPLETED TEN
FISCAL YEARS OF THE REGISTRANT, ASSUMING A $10,000 INVESTMENT IN THE FUND AT THE
BEGINNING OF THE FIRST FISCAL YEAR, TO THE SAME INVESTMENT OVER THE SAME PERIODS
IN AN APPROPRIATE BROAD-BASED SECURITIES MARKET INDEX.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE, FIVE, AND TEN-YEAR
PERIODS ENDED ON THE LAST DAY OF THE MOST RECENT FISCAL YEAR ACCOMPANY THE LINE
GRAPH.  THE PAST PERFORMANCE SHOWN THEREON IS NOT PREDICTIVE OF FUTURE
PERFORMANCE.

      ALL OF THESE ITEMS OF INFORMATION ARE INCLUDED IN A SECTION OF THE ANNUAL
REPORT DESIGNATED AS A SHAREHOLDER COMMUNICATION WITH THE TITLE MANAGEMENT'S
DISCUSSION AND ANALYSIS.  THIS DISCUSSION IS FOUND AT THE BACK OF THE ANNUAL
REPORT ON THE PAGES DESIGNATED AS MD&A 1-11.  EACH PERSON WHO OBTAINS AN
EFFECTIVE PROSPECTUS OF THE FUND MUST RECEIVE FROM REPRESENTATIVES OF THE FUND
AN ANNUAL REPORT THAT INCLUDES THE MANAGEMENT DISCUSSION AND ANALYSIS FOR THE
MOST RECENTLY COMPLETED FISCAL YEAR.  PLEASE REFER TO PAGES 23-24 FOR A
DESCRIPTION OF THE RESPONSIBILITIES AND EXPERIENCE OF THE FUND'S PORTFOLIO
MANAGERS.

       CUSTODIAN -- FIRST BANK N.A. OMAHA, NEBRASKA, 1700 FARNAM STREET, OMAHA,
       ---------
NEBRASKA, ACTS AS CUSTODIAN FOR THE FUND.  THE BANK HOLDS ALL SECURITIES AND
CASH OF THE FUND, RECEIVES AND PAYS FOR SECURITIES PURCHASED UPON DELIVERY OF
THE ASSETS, DELIVERS AGAINST PAYMENT FROM BROKERS FOR SECURITIES SOLD, RECEIVES
AND COLLECTS INCOME FROM INVESTMENTS.  THE BANK DOES NOT EXERCISE ANY
SUPERVISORY FUNCTION IN MANAGEMENT MATTERS SUCH AS THE PURCHASE AND SALE OF
PORTFOLIO SECURITIES.  PLEASE REFER TO PAGE 24.

BRIDGES INVESTMENT FUND, INC.               11           APRIL 25, 1997
  PROSPECTUS -- PART A


       DIVIDEND DISBURSING AND TRANSFER AGENT -- BRIDGES INVESTOR SERVICES,
       --------------------------------------
INC., 8401 WEST DODGE ROAD, OMAHA, NEBRASKA, ACTS AS DIVIDEND DISBURSING AND
TRANSFER AGENT FOR THE FUND.  SERVICES HANDLES THE TRANSACTIONS FOR ALL CAPITAL
STOCK ISSUED BY THE FUND AND FOR ALL REDEMPTIONS OF FUND SHARES.  SERVICES
PROCESSES ALL REINVESTMENT AND SCHEDULED INVESTMENT TRANSACTIONS AS DESCRIBED
LATER IN THIS PROSPECTUS.  SERVICES IS RESPONSIBLE FOR ISSUING FORM 1099
INFORMATION TO SHAREHOLDERS EACH YEAR.

       EXPENSES -- THE FUND PAYS THE CHARGES OF THE CUSTODIAN, DIVIDEND
       --------
DISBURSING AND TRANSFER AGENT, THE FEES OF THE AUDITORS AND LEGAL COUNSEL, AND
THE FEES OF THE INVESTMENT ADVISER AS DESCRIBED EARLIER.  THE FUND ALSO INCURS
OTHER EXPENSES SUCH AS BOOKKEEPING, PUBLICATION OF NOTICES AND REPORTS TO
SHAREHOLDERS, PRINTING AND MAILING OF STOCK CERTIFICATES, AND MISCELLANEOUS
TAXES.  HOWEVER, TOTAL ANNUAL EXPENSES OF THE FUND, EXCLUSIVE OF TAXES BUT
INCLUDING FEES PAID TO THE INVESTMENT ADVISER, ARE LIMITED TO 1 1/2% OF AVERAGE
NET ASSETS.  BRIDGES INVESTMENT COUNSEL, INC. AGREES TO REIMBURSE THE FUND FOR
EXPENDITURES IN EXCESS OF SUCH AMOUNT.  DURING 1996, THERE WERE NO REIMBURSED
EXPENSES PAID UNDER THIS CONTRACT ARRANGEMENT AND EXPENSE LIMITATION.  COMPLETE
INFORMATION ON EXPENSES OF THE FUND IN 1996 CAN BE FOUND IN THE STATEMENT OF
OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996, SHOWN ON PAGE 30 OF THE
STATEMENT OF ADDITIONAL INFORMATION.  THE RATIO OF OPERATING EXPENSES TO AVERAGE
NET ASSETS WAS 0.87% FOR THE FUND IN 1996.

      THE EXPENSES PAID BY THE FUND, EXPRESSED IN TERMS OF A PERCENTAGE OF
AVERAGE NET ASSETS, CALCULATED MONTHLY, FOR 1996, ARE IDENTIFIED IN THE TABLE
BELOW:

                           EXPENSES PAID BY THE FUND

                                                              PERCENT OF AVG.
                                                                 NET ASSETS
        TYPE OF EXPENSES               NAME OF PAYEE(S)


1.  INVESTMENT ADVISORY FEES   BRIDGES INV. COUNSEL, INC.             0.50%
2.  DISTRIBUTION EXPENSES      NONE                                   0.00%
3.  SHAREHOLDER SERV. EXP.     BRIDGES INV. SERVICES, INC.            0.03%
4.  OTHER EXPENSES             FIRST BANK N.A. OMAHA,                 0.34%
                               NEBRASKA,
                               ARTHUR ANDERSEN LLP, ICI
                               MUTUAL INS. CO. AND OTHERS

5.  TOTAL EXPENSES                                                    0.87%


BRIDGES INVESTMENT FUND, INC.                12            APRIL 25, 1997
  PROSPECTUS -- PART A


      BROKERAGE --THE FUND DOES NOT FOLLOW A PRACTICE OF PAYING BROKERAGE
      ---------
COMMISSIONS TO ANY BROKER (A) WHICH IS AN AFFILIATED PERSON OF THE FUND, OR (B)
WHICH IS AN AFFILIATED PERSON OF SUCH PERSON, OR (C) AN AFFILIATED ENTITY WHICH
IS AN AFFILIATED PERSON OF THE FUND, ITS INVESTMENT ADVISER, OR OTHER PERSON.
THE FUND MAY PLACE BROKERAGE COMMISSIONS FOR GOODWILL, FROM TIME TO TIME, THAT
COULD RECOGNIZE APPRECIATION FOR REFERRING INVESTORS TO THE FUND AND OTHER
FACTORS OF AN INTANGIBLE BUT POSITIVE NATURE.  DURING 1996, THERE WERE NO
BROKERAGE COMMISSIONS ATTRIBUTED TO THE GOODWILL FACTOR.

 CAPITAL STOCK AND OTHER SECURITIES
 ----------------------------------

      STRUCTURE -- THE CAPITAL STRUCTURE OF THE FUND CONSISTED OF 3,000,000
      ---------
AUTHORIZED SHARES WITH A PAR VALUE OF ONE DOLLAR PER SHARE AS OF DECEMBER 31,
1996, WITH 1,877,522 SHARES ISSUED TO THAT DATE.  THE SHARES HAVE EQUAL RIGHTS
AS TO VOTING, REDEMPTION, DIVIDENDS, AND LIQUIDATION, WITH CUMULATIVE VOTING FOR
THE ELECTION OF DIRECTORS.  THE SHARES ARE REDEEMABLE ON WRITTEN DEMAND OF THE
HOLDER AND ARE TRANSFERABLE.  THE SHARES HAVE NO PREEMPTIVE OR CONVERSION RIGHTS
AND ARE NOT SUBJECT TO ASSESSMENT.  FRACTIONAL SHARES HAVE THE SAME RIGHTS
PROPORTIONATELY AS FULL SHARES, EXCEPT THEY DO NOT CARRY THE RIGHT TO VOTE.

     SHARES REDEEMED BY THE FUND CANNOT BE REISSUED, AND THE FUND'S AUTHORIZED
CAPITAL STOCK SHALL BE DEEMED TO BE REDUCED BY THE AMOUNT OF THE SHARES
REDEEMED.  AT DECEMBER 31, 1996, 686,691 SHARES OF THE FUND HAD BEEN REDEEMED
SINCE INCEPTION OF THE FUND IN 1963.

     THE NET SHARES OF CAPITAL STOCK OUTSTANDING WERE 1,190,831 ON DECEMBER 31,
1996.

      CONTROL -- AS OF JANUARY 31, 1997, NO INDIVIDUAL OR GROUP OF INDIVIDUALS
      -------
THROUGH BENEFICIAL OWNERSHIP OF SHARES IS IN CONTROL OF THE FUND.  FOR THE
PURPOSE OF THIS DISCLOSURE, CONTROL IS DEFINED AS THE OWNERSHIP OF 25% OF THE
VOTING SECURITIES BY ONE OR MORE RELATED PARTIES.

      RIGHTS -- THE RIGHTS OF HOLDERS OF CAPITAL STOCK MAY NOT BE MODIFIED
      ------
EXCEPT BY A VOTE OF A MAJORITY OF THE OWNERS OF THE OUTSTANDING SHARES OF SUCH
STOCK.

      OTHER CLASSES OF SECURITIES -- THE FUND DOES NOT HAVE ANY OTHER CLASSES OF
      ---------------------------
SECURITIES THAN CAPITAL STOCK.

BRIDGES INVESTMENT FUND, INC.           13             APRIL 25, 1997
  PROSPECTUS -- PART A


      INQUIRIES -- SHAREHOLDER INQUIRIES FOR INFORMATION OF ASSISTANCE IN
      ---------
HANDLING ADMINISTRATIVE MATTERS SHOULD BE DIRECTED TO MRS. NANCY K. DODGE,
TREASURER, BRIDGES INVESTMENT FUND, INC., 256 DURHAM PLAZA, 8401 WEST DODGE
ROAD, OMAHA, NEBRASKA 68114.  MRS. DODGE MAY ALSO BE REACHED BY TELEPHONE AT
402-397-4700.

      DIVIDEND POLICY -- THE FUND WILL DISTRIBUTE TO SHAREHOLDERS SUBSTANTIALLY
      ---------------
ALL OF THE NET INCOME AND NET CAPITAL GAINS, IF ANY, REALIZED FROM THE SALE OF
SECURITIES.  DIVIDENDS WILL BE PAID ON OR ABOUT THE 25TH DAY OF JANUARY, APRIL,
JULY, AND OCTOBER.  SHAREHOLDERS WILL BE ADVISED AS TO THE SOURCE OR SOURCES OF
EACH DISTRIBUTION.  A YEAR-END PAYMENT OF CAPITAL GAINS, IF ANY AMOUNTS ARE
EARNED BETWEEN NOVEMBER 1 AND OCTOBER 31 IN ANY GIVEN YEAR, WILL BE PAID ON OR
BEFORE DECEMBER 31ST TO MEET A SPECIAL REQUIREMENT OF THE TAX REFORM ACT OF
1986.  THE FUND MUST DECLARE A DIVIDEND AMOUNT PAYABLE BEFORE JANUARY 31 OF THE
NEXT YEAR ON DECEMBER 31 IN ORDER TO REMIT AT LEAST 98% OF THE NET INVESTMENT
INCOME FOR THE CALENDAR YEAR TO COMPLY WITH THE PROVISIONS OF THE 1986 ACT.  THE
INVESTMENT RETURN WILL DEPEND UPON AND VARY WITH CHANGES IN INTEREST RATES,
DIVIDEND YIELDS, INVESTMENT SELECTIONS OF THE FUND, AND MANY OTHER UNPREDICTABLE
FACTORS.

      FEDERAL TAXATION -- THE FUND HAS COMPLIED WITH THE SPECIAL PROVISION OF
      ----------------
THE INTERNAL REVENUE CODE WHICH PERTAIN TO INVESTMENT COMPANIES SO IT WILL BE
RELIEVED OF PAYMENT OF FEDERAL INCOME TAXES ON AMOUNTS DISTRIBUTED TO
SHAREHOLDERS.  THE FUND INTENDS TO CONTINUE TO COMPLY WITH SUCH PROVISIONS OF
THE INTERNAL REVENUE CODE.  SHAREHOLDERS ARE SUBJECT TO FEDERAL INCOME TAX ON
DISTRIBUTION OF INVESTMENT INCOME AND ON SHORT-TERM CAPITAL GAINS WHICH ARE
TREATED AS ORDINARY INCOME.  HOWEVER, PAYMENTS DESIGNATED AS CAPITAL GAIN
DISTRIBUTIONS (DEFINED AS THE EXCESS OF NET LONG-TERM CAPITAL GAINS OVER NET
SHORT-TERM CAPITAL LOSSES) ARE TAXABLE TO THE SHAREHOLDERS AS LONG-TERM CAPITAL
GAINS IRRESPECTIVE OF THE LENGTH OF TIME A SHAREHOLDER HAS HELD HIS STOCK IN THE
FUND.

     THE FUND WILL BE REQUIRED TO WITHHOLD 31% OF DIVIDEND DISTRIBUTIONS FOR
PAYMENT OF FEDERAL INCOME TAXES FOR A SHAREHOLDER, UNLESS THE FUND RECEIVES A
FORM W-9 ELECTION TO REQUEST THAT THE 31% AMOUNT NOT BE WITHHELD.  THE FORM W-9,
ALSO KNOWN AS BACK-UP WITHHOLDING, WILL BE SUPPLIED IN A SEPARATE DOCUMENT TO
NEW SHAREHOLDERS BY BRIDGES INVESTOR SERVICES, INC. AT THE TIME OF INITIAL
SUBSCRIPTION TO SHARES OF THE FUND.  THE SHAREHOLDER WILL BE REQUIRED TO PROVIDE
CERTAIN PERTINENT INFORMATION ON THE FORM W-9, INCLUDING THE APPROPRIATE SOCIAL
SECURITY OR TAX IDENTIFICATION NUMBER.

BRIDGES INVESTMENT FUND, INC.           14                APRIL 25, 1997
  PROSPECTUS -- PART A


     SHAREHOLDERS WHO ARE TAX-EXEMPT ENTITIES WITH RESPECT TO FEDERAL AND STATE
INCOME TAXES WILL NOT BE SUBJECT TO TAX ON THE INCOME AND CAPITAL GAINS
DISTRIBUTIONS FROM THE FUND.

     THE FUND, THROUGH AN ANNUAL TAX INFORMATION LETTER AND QUARTERLY
SHAREHOLDER REPORTS, WILL INFORM THE INVESTORS OF THE AMOUNT AND GENERIC NATURE
OF SUCH INCOME AND CAPITAL GAINS.  BRIDGES INVESTOR SERVICES, INC., THROUGH THE
ANNUAL FORM 1099 OR ITS SUBSTITUTE EQUIVALENT, WILL PROVIDE A REPORT FOR EACH
INDIVIDUAL ACCOUNT WITHIN AN APPROPRIATE TIME FRAME AFTER THE CLOSE OF THE
FUND'S FISCAL YEAR.

      SECURITIES OFFERED -- THE FUND OFFERS ONLY SHARES OF CAPITAL STOCK.
      ------------------
THERE ARE NO OTHER SECURITIES TO BE DESCRIBED IN THIS PROSPECTUS.

 PURCHASE OF SECURITIES BEING OFFERED
 ------------------------------------

      NET ASSET VALUE -- SHARES OF THE FUND ARE SOLD DIRECTLY TO INVESTORS BY
      ---------------
THE FUND AT THE NEXT DETERMINED NET ASSET VALUE.

     THE NET ASSET VALUE OF A SHARE OF THE FUND AT ANY SPECIFIC TIME IS OBTAINED
BY DIVIDING THE VALUE OF THE NET ASSETS OF THE FUND BY THE TOTAL NUMBER OF
SHARES OUTSTANDING AT SUCH TIME.  THE CALCULATION OF NET ASSET VALUE INCLUDES
THE DAILY ACCRUAL OF INCOME AND EXPENSES.  EXPENSES ARE ESTIMATED AT A DAILY
ACCRUAL RATE, AND THIS DAILY ACCRUAL RATE IS ADJUSTED TO COSTS ON A MONTHLY OR
QUARTERLY BASIS IF THE DAILY ACCRUAL RATE IS ABOVE OR BELOW ACTUAL COSTS WHEN
SUCH COSTS BECOME KNOWN.

     SECURITIES TRADED ON STOCK EXCHANGES WILL ORDINARILY BE VALUED ON THE BASIS
OF THE LAST SALES PRICE ON THE DATE OF VALUATION, OR LACKING ANY SALES, AT THE
CLOSING BID ON SUCH DAY ON THE PRINCIPAL TRADING EXCHANGE OR MARKET.  OTHER
SECURITIES WILL BE VALUED AT THE CLOSING BID PRICE.  SHORT-TERM SECURITIES SUCH
AS TREASURY BILLS WITH UNDER A 60-DAY MATURITY ARE VALUED AT THE PURCHASE PRICE,
AND THE INCOME FROM THE DISCOUNT IS REFLECTED AS ACCRUED INCOME ON A DAILY
BASIS.  HOWEVER, IF THE BOARD OF DIRECTORS DETERMINES THAT SUCH METHODS OF
VALUATION DO NOT PROPERLY REFLECT THE TRUE MARKET VALUE AT SUCH TIME, IT MAY
SUBSTITUTE SUCH OTHER METHOD AS, IN ITS JUDGMENT, MORE NEARLY REFLECTS SUCH TRUE
MARKET VALUE, EXCEPT THAT IN NO CASE SHALL ITS ALTERNATE METHOD RESULT IN A
PRICE BELOW THE CLOSING BID PRICE OR IN EXCESS OF THE CLOSING ASKED PRICE.
SECURITIES AND OTHER ASSETS FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE
WILL BE VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH BY THE BOARD OF
DIRECTORS.

      SUBSCRIPTION ORDER FORM -- THE STOCK SUBSCRIPTION AND PLAN ORDER FORM WILL
      -----------------------
BE SENT WITH THIS PROSPECTUS, OR IT MAY BE OBTAINED FROM THE OFFICES OF THE FUND
AT 256 DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114.  THE COMPLETED
ORDER FORM AND CHECK PAYABLE TO THE FUND SHOULD BE SENT TO THE ABOVE ADDRESS.

BRIDGES INVESTMENT FUND, INC.         15                APRIL 25, 1997
  PROSPECTUS -- PART A



     IF THE ORDER FORM IS RECEIVED PRIOR TO THE CLOSE OF THE NEW YORK STOCK
EXCHANGE ON ANY DAY FROM MONDAY THROUGH FRIDAY ON WHICH THE NEW YORK STOCK
EXCHANGE IS OPEN FOR TRADING, THE NET ASSET VALUE IS DETERMINED AS OF THE CLOSE
OF TRADING ON THAT DAY.  IF THE ORDER FORM IS RECEIVED AFTER THE CLOSE OF THE
NEW YORK STOCK EXCHANGE, THE NET ASSET VALUE IS DETERMINED AS OF THE CLOSE OF
TRADING UPON THE NEW YORK STOCK EXCHANGE ON THE NEXT SUCCEEDING DAY ON WHICH
SUCH EXCHANGE IS OPEN FOR TRADING.

     ALL ORDER FORMS ARE SUBJECT TO ACCEPTANCE BY AUTHORIZED OFFICERS OF THE
FUND IN OMAHA AND ARE NOT BINDING UNTIL SO ACCEPTED.  IT IS THE POLICY OF THE
FUND NOT TO ACCEPT ORDERS FOR STOCK UNDER CIRCUMSTANCES OR IN AMOUNTS CONSIDERED
TO BE DISADVANTAGEOUS TO EXISTING SHAREHOLDERS.

     SHARES IN THE FUND MAY BE PURCHASED UNDER SEVERAL PLANS DESIGNED TO MEET
THE NEEDS OF VARIOUS TYPES OF INVESTORS.

      UNSCHEDULED INVESTMENTS -- AN INVESTOR MAY PURCHASE SHARES OF THE FUND AT
      -----------------------
SUCH TIMES AND IN SUCH AMOUNTS AS HE DESIRES.  HOWEVER, THE BOARD OF DIRECTORS
OF THE FUND HAS ESTABLISHED A MINIMUM OF $800 FOR EACH UNSCHEDULED INVESTMENT IN
SHARES OF THE FUND FOR INITIAL AND SUBSEQUENT COMMITMENTS.  AN INVESTOR WHO
WISHES TO BUY STOCK UNDER THIS INVESTMENT ALTERNATIVE SHOULD FILL OUT PART I OF
THE STOCK SUBSCRIPTION AND PLAN ORDER FORM AND MAIL IT WITH A CHECK TO THE FUND.

     THE DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, IF ANY, ON CAPITAL STOCK
PURCHASED UNDER THIS PLAN WILL BE DISTRIBUTED TO THE INVESTOR.  HOWEVER, IF THE
INVESTOR DESIRES TO REINVEST HIS DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, OR
BOTH, HE SHOULD CONSIDER THE FUND'S REINVESTMENT OF CASH DISTRIBUTIONS PLAN.

     SHARES PURCHASED UNDER THIS PLAN ARE ENTERED ON THE STOCK TRANSFER RECORDS
MAINTAINED BY BRIDGES INVESTOR SERVICES, INC.  CERTIFICATES FOR FULL SHARES ARE
DELIVERED TO THE INVESTOR UPON HIS DIRECTION OR REQUEST.  FRACTIONAL SHARES ARE
HELD ON THE BOOKS OF THE TRANSFER AGENT.  THESE FRACTIONAL SHARES HAVE FULL
DIVIDEND AND REDEMPTION RIGHTS, BUT THE FRACTIONAL SHARES DO NOT HAVE VOTING
RIGHTS.

      REINVESTMENT OF CASH DISTRIBUTIONS PLAN -- FOR THE CONVENIENCE OF
      ---------------------------------------
UNSCHEDULED INVESTORS WHO DESIRE TO HAVE THEIR DIVIDENDS OR CAPITAL GAINS
DISTRIBUTIONS, OR BOTH, REINVESTED IN ADDITIONAL SHARES, ARRANGEMENTS HAVE BEEN
MADE WITH BRIDGES INVESTOR SERVICES, INC. TO ACT AS THEIR AGENT TO MAKE SUCH
REINVESTMENTS.  THE INVESTOR SHOULD FILL IN PART II OF THE STOCK SUBSCRIPTION
AND PLAN ORDER FORM AND SEND IT TO THE FUND.

BRIDGES INVESTMENT FUND, INC.                  16            APRIL 25, 1997
  PROSPECTUS -- PART A


     CERTIFICATES FOR SHARES PURCHASED UNDER THIS PLAN ARE NOT ISSUED, BUT ARE
ENTERED ON THE STOCK TRANSFER RECORDS KEPT BY BRIDGES INVESTOR SERVICES, INC.
THESE SHARES CARRY FULL RIGHTS AS TO VOTING, REDEMPTION, AND DIVIDENDS, EXCEPT
THAT FRACTIONAL SHARES CARRY NO VOTING RIGHTS.  CERTIFICATES FOR FULL SHARES
WILL BE DELIVERED TO THE INVESTOR IF THEY ARE REQUESTED.  AN INVESTOR STARTING A
REINVESTMENT OF CASH DISTRIBUTIONS PLAN MAY TURN IN CERTIFICATES FOR SHARES
ALREADY OWNED, AND, THEREAFTER, BRIDGES INVESTOR SERVICES, INC. WILL HOLD SUCH
SHARES IN THE PLAN ACCOUNT.

     THE INVESTOR MAY TERMINATE THIS PLAN AT ANY TIME WITHOUT PENALTY, AND
BRIDGES INVESTOR SERVICES, INC. WILL FORWARD TO HIM CERTIFICATES FOR HIS SHARES
AND A CHECK FOR THE REDEMPTION PRICE OF ANY FRACTIONAL SHARE.  DIVIDENDS AND
CAPITAL GAINS DISTRIBUTIONS, IF ANY, WILL BE PAID THEREAFTER TO THE INVESTOR IN
CASH AS AN UNSCHEDULED INVESTOR.

     FOR ACTING AS THE INVESTOR'S AGENT IN REINVESTING CASH DISTRIBUTIONS,
BRIDGES INVESTOR SERVICES, INC. DEDUCTS A SERVICE CHARGE OF $1.05 FOR EACH
REINVESTMENT, SUCH CHARGE BEING DEDUCTED BEFORE THE REINVESTMENT IS MADE.  A
REINVESTMENT OF A COMBINED DIVIDEND AND CAPITAL GAINS DISTRIBUTION WILL BE
CONSIDERED AS ONE REINVESTMENT.

     REINVESTMENT OF CASH DISTRIBUTIONS WILL BE MADE AT THE NET ASSET VALUE PER
SHARE WHICH IS IN EFFECT ON THE DIVIDEND PAYMENT DATE.

      SCHEDULED INVESTMENTS PLAN -- INVESTORS WISHING TO PURCHASE SHARES OF THE
      --------------------------
FUND AT REGULAR INTERVALS MAY DO SO THROUGH THE FUND'S SCHEDULED INVESTMENTS
PLAN.  BRIDGES INVESTOR SERVICES, INC. WILL ACCEPT PERIODIC PAYMENTS FROM THE
INVESTOR AND WILL BUY SHARES OF THE FUND ON HIS BEHALF.  THE USEFULNESS OF THIS
SCHEDULED INVESTMENTS PLAN IS TO ASSIST THE INVESTOR IN ORGANIZING REGULAR
PAYMENTS OF UNIFORM AMOUNTS TO THE FUND TO BUILD HIS POSITION IN THE FUND OVER A
LONG PERIOD OF TIME.

     TO START SUCH A PLAN, THE INVESTOR FILLS OUT PART III OF THE STOCK
SUBSCRIPTION AND PLAN ORDER FORM AND MAILS IT WITH HIS INITIAL QUALIFICATION
INVESTMENT TO THE FUND.  THE INVESTOR'S INITIAL QUALIFICATION INVESTMENT MUST BE
AT LEAST $800.  HOWEVER, IF THE INVESTOR ALREADY OWNS SHARES OF THE FUND WITH A
CURRENT MINIMUM NET ASSET VALUE OF AT LEAST $800, HE MAY REQUEST A
RECLASSIFICATION OF THESE SHARES TO A SCHEDULED INVESTMENT PLAN WITH THE ORDER
FORM AS HIS INITIAL QUALIFICATION INVESTMENT FOR THE PLAN.

     THE INVESTOR MUST SPECIFY ON THE ORDER FORM WHETHER HE INTENDS TO MAKE
MONTHLY, BI-MONTHLY, OR QUARTERLY PAYMENTS AND THE AMOUNT OF HIS PAYMENTS.  HE
MAY OMIT A PAYMENT OR SEND MORE OR LESS THAN THE SPECIFIED AMOUNT SO LONG AS
EACH OF HIS PAYMENTS IS AT LEAST $200.  ALL OF THESE PAYMENTS SHOULD BE SENT
DIRECTLY TO THE OFFICES OF THE FUND.  AN INVESTOR UNDER THIS PLAN MUST INVEST A
TOTAL OF AT LEAST $800 WITHIN A PERIOD OF TWELVE MONTHS AFTER HIS QUALIFICATION
INVESTMENT AND IN EACH TWELVE-MONTH PERIOD THEREAFTER.

BRIDGES INVESTMENT FUND, INC.                17              APRIL 25, 1997
  PROSPECTUS -- PART A


     PURCHASES UNDER THE SCHEDULED INVESTMENTS PLAN ARE MADE ON THE 5TH, 15TH,
OR 25TH DAY OF THE MONTH AT THE NET ASSET VALUE PER SHARE IN EFFECT ON THOSE
DATES.  EACH PAYMENT IS APPLIED TO PURCHASE THE GREATEST NUMBER OF FULL AND
FRACTIONAL SHARES.

     IF A SCHEDULED INVESTMENTS PLAN PAYMENT IS RECEIVED BY BRIDGES INVESTOR
SERVICES, INC. ON A DATE OTHER THAN THE 5TH, 15TH, OR 25TH DAY OF THE MONTH, THE
PAYMENT WILL BE SUBSCRIBED ON THE DATE IT IS RECEIVED TO PURCHASE SHARES OF THE
FUND AT THE PRICE NEXT DETERMINED.

     SHARES PURCHASED UNDER THIS PLAN ARE ENTERED ON THE STOCK TRANSFER RECORDS
MAINTAINED BY BRIDGES INVESTOR SERVICES, INC.  CERTIFICATES FOR FULL SHARES ARE
DELIVERED TO THE INVESTOR ONLY IF REQUESTED.  SHARES HELD UNDER THE PLAN HAVE
FULL DIVIDEND, VOTING, AND REDEMPTION RIGHTS, EXCEPT THAT FRACTIONAL SHARES DO
NOT HAVE VOTING RIGHTS.

     ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS HELD IN A SCHEDULED
INVESTMENTS PLAN ACCOUNT ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF
THE FUND AT THE NET ASSET VALUE IN EFFECT ON THE DIVIDEND PAYMENT DATES.
BRIDGES INVESTOR SERVICES, INC., AS AGENT FOR THE INVESTOR, WILL DEDUCT A
SERVICE CHARGE OF $1.05 FROM EACH CASH DISTRIBUTION AFTER WHICH THE BALANCE IS
THEN REINVESTED IN SHARES OF THE FUND.

     IN ADDITION, BRIDGES INVESTOR SERVICES, INC. WILL DEDUCT A SERVICE CHARGE
OF $1.05 FROM EACH PAYMENT MADE TO IT UNDER THIS PLAN OTHER THAN THE $800
QUALIFICATION PAYMENT.  FOLLOWING EACH SCHEDULED PAYMENT, BRIDGES INVESTOR
SERVICES, INC. WILL MAIL AN ADVICE SLIP ACKNOWLEDGING THE PURCHASE OF SHARES.

      THE INVESTOR MAY TERMINATE THIS PLAN AT ANY TIME WITHOUT PENALTY, AND
BRIDGES INVESTOR SERVICES, INC. WILL FORWARD TO HIM CERTIFICATES FOR HIS SHARES
AND A CHECK FOR THE REDEMPTION PRICE OF ANY FRACTIONAL SHARE.  DIVIDENDS AND
CAPITAL GAINS DISTRIBUTIONS, IF ANY, WILL BE PAID THEREAFTER TO THE INVESTOR IN
CASH AS AN UNSCHEDULED INVESTMENT.

      ACCUMULATION OF SHARES UNDER THE FUND'S SCHEDULED INVESTMENTS PLAN DOES
NOT ASSURE A PROFIT, NOR DOES IT PROTECT AGAINST ANY LOSS DUE TO DECLINES IN THE
MARKET VALUE OF THE FUND'S INVESTMENTS.

       STANDARD RETIREMENT PLAN -- BRIDGES INVESTMENT FUND, INC. OFFERS A MASTER
       ------------------------
STANDARD RETIREMENT PLAN (AS AMENDED AND RESTATED AS OF JANUARY 1, 1989) FOR
CORPORATIONS, SELF-EMPLOYED INDIVIDUALS, AND PARTNERSHIPS AND THEIR EMPLOYEES.

BRIDGES INVESTMENT FUND, INC.               18             APRIL 25, 1997
  PROSPECTUS  -- PART A


INVESTORS MAY CHOOSE A MONEY PURCHASE PENSION PLAN, A PROFIT SHARING PLAN WHICH
INCLUDES A SALARY REDUCTION ARRANGEMENT UNDER SECTION 401(K) OF THE CODE WITHIN
THE STANDARD RETIREMENT PLAN.  THE MASTER PLAN INCLUDES A STANDARD CUSTODIAL
AGREEMENT (AS AMENDED AND RESTATED AS OF JANUARY 1, 1989) UNDER WHICH FIRST BANK
N.A. OMAHA, NEBRASKA WILL ACT AS CUSTODIAN.  BRIDGES INVESTOR SERVICES, INC.
WILL INVEST ALL CONTRIBUTIONS TO THE PLAN IN THE SHARES OF THE FUND AT NET ASSET
VALUE, INVEST ALL DIVIDENDS AND CASH DISTRIBUTIONS IN SHARES OF THE FUND AT NET
ASSET VALUE (LESS A $1.05 REINVESTMENT FEE PER PAYMENT), AND RECEIVE SERVICE
FEES CHARGEABLE TO THE PARTICIPANT ACCOUNTS IN THE PLAN OR THE EMPLOYER
SPONSORING THE PLAN AS FOLLOWS:


     . ACCEPTANCE FEE:  $5.00 FOR EACH PERSON PARTICIPATING IN THE PLAN;

     . ANNUAL MAINTENANCE FEE:  $8.00 PER YEAR FOR EACH PERSON WHO IS A
       PARTICIPANT DURING ANY PART OF THE PLAN YEAR, INCLUDING PARTICIPANTS
       RECEIVING PERIODIC DISTRIBUTIONS UNDER THE PLAN AND INCLUDING ANY OWNER-
       EMPLOYEE WHOSE ACCOUNT IS BEING HELD BY THE CUSTODIAN AFTER TERMINATION
       OF THE PLAN AND BEFORE DISTRIBUTION;

     . TERMINATION FEE:  $6.00 PER PARTICIPANT ON TERMINATION OF THE PLAN OR ON
       THE INITIAL WITHDRAWAL FROM SUCH PARTICIPANT'S ACCOUNT;

     . PERIODIC CASH DISTRIBUTION:  $1.75 FOR EACH PAYMENT;

     . REINVESTMENT OF CASH DISTRIBUTIONS (DIVIDEND AND CAPITAL GAINS PAYMENTS
       FROM THE SHARES OF THE FUND):  $1.05 FOR EACH REINVESTMENT.

THE FOREGOING CHARGES MAY BE DEDUCTED BY THE CUSTODIAN FROM EMPLOYER
CONTRIBUTIONS, DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, PERIODIC CASH
DISTRIBUTIONS, AND TERMINATION REMITTANCES BEFORE INVESTMENTS OR SEPARATION
PAYMENTS ARE MADE.  EXTRAORDINARY SERVICES RESULTING FROM UNUSUAL ADMINISTRATIVE
RESPONSIBILITIES NOT CONTEMPLATED BY THE ABOVE SCHEDULE WILL BE SUBJECT TO SUCH
ADDITIONAL CHARGES AS WILL REASONABLY COMPENSATE THE CUSTODIAN FOR THE SERVICES
INVOLVED.

      THE ACCEPTANCE FEE AND FIRST ANNUAL MAINTENANCE FEE FOR EACH PLAN
PARTICIPANT MAY BE DEDUCTED BY THE CUSTODIAN FROM THE INITIAL CONTRIBUTION
PAYMENT WHEN THE PLAN IS ESTABLISHED.  SUBSEQUENT FEES ARE DEDUCTED FROM
CONTRIBUTION PAYMENTS IN ANY GIVEN YEAR TO THE EXTENT CONTRIBUTIONS ARE MADE AND
OTHERWISE ARE PAID BY LIQUIDATION OF ASSETS FROM A PARTICIPANT'S ACCOUNT.  TO
THE EXTENT ASSETS OF PARTICIPANT ACCOUNTS ARE INSUFFICIENT TO PAY FEES OF THE
CUSTODIAN OR OTHER EXPENSES OF THE PLAN, THE STANDARD CUSTODIAL AGREEMENT
PROVIDES THAT SUCH EXPENSES WILL BE CHARGED TO THE EMPLOYER.

BRIDGES INVESTMENT FUND, INC.             19              APRIL 25, 1997
  PROSPECTUS  -- PART A


      THE FEES FOR THE FOREGOING ARE SUBJECT TO ADJUSTMENT FROM TIME TO TIME BY
WRITTEN AGREEMENT BETWEEN THE CUSTODIAN AND THE EMPLOYER.  IN ADDITION, THE
CUSTODIAN IS ENTITLED TO REIMBURSEMENT FOR CERTAIN EXPENSES AND TAXES, INCLUDING
SECURITIES TRANSFER TAXES.  THE CUSTODIAN MAY RESIGN OR BE REMOVED, AND A
SUCCESSOR CUSTODIAN MAY BE APPOINTED.

      IF AN INVESTOR DESIRES TO APPOINT A DIFFERENT BANK AS CUSTODIAN, HE MAY
MAKE HIS OWN FEE ARRANGEMENTS WITH THE BANK OF HIS CHOICE.  FOR FURTHER DETAILS,
SEE THE FORM OF STANDARD RETIREMENT PLAN NO. 001, PROFIT SHARING, AND NO. 002,
MONEY PURCHASE PENSION, AND THEIR RELATED STANDARD CUSTODIAL AGREEMENTS, COPIES
OF WHICH MAY BE OBTAINED FROM THE FUND'S OFFICE AT THE ADDRESS SHOWN ON THE
COVER OF THIS PROSPECTUS.  THE AMENDED DOCUMENTS AS OF JANUARY 1, 1989, WERE
FILED WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL AS PROTOTYPE MASTER PLANS
IN DECEMBER, 1989.  THE IRS HAS ASSIGNED QUALIFIED SERIAL NUMBERS TO THESE
PLANS.

      IN UNDERTAKING SUCH A RETIREMENT PLAN INVOLVING INVESTMENTS OVER A PERIOD
OF YEARS, IT IS IMPORTANT FOR THE INDIVIDUAL TO CONSIDER HIS NEEDS AND WHETHER
OR NOT THE INVESTMENT OBJECTIVES OF THE FUND, DESCRIBED IN THIS PROSPECTUS, ARE
LIKELY TO FULFILL THEM.  AN INVESTOR WHO CONTEMPLATES ESTABLISHMENT OF SUCH A
PLAN SHOULD CONSULT WITH HIS ATTORNEY AND/OR HIS PUBLIC ACCOUNTANT.

     THE PROTOTYPE STANDARDIZED PROFIT SHARING PLAN WITH CODA KNOWN IN OUR FUND
AS STANDARD RETIREMENT PLAN NO. 001 (AS AMENDED AND RESTATED AS OF JANUARY 1,
1989) PROFIT SHARING WITH A SALARY REDUCTION ARRANGEMENT UNDER SECTION 401(K) OF
THE INTERNAL REVENUE CODE RECEIVED APPROVAL FROM THE INTERNAL REVENUE SERVICE ON
JULY 31, 1990.  THIS PLAN NO. 001 IS IDENTIFIED BY LETTER SERIAL NO: D249067A.
THE PROTOTYPE STANDARDIZED MONEY PURCHASE PENSION PLAN DESCRIBED BY OUR FUND AS
THE STANDARD RETIREMENT PLAN NO. 002 (AS AMENDED AND RESTATED AS OF JANUARY 1,
1989) MONEY PURCHASE PENSION RECEIVED APPROVAL FROM THE INTERNAL REVENUE SERVICE
ON JULY 31, 1990.  THIS PLAN NO. 002 IS IDENTIFIED BY LETTER SERIAL NO:
D249068A.  BOTH PLANS HAVE INCORPORATED MODEL AMENDMENTS PUBLISHED BY THE
INTERNAL REVENUE SERVICE WHICH ADOPT ALL CHANGES REQUIRED BY THE TAX LAWS SINCE
THE PLANS WERE RESTATED.

 INDIVIDUAL RETIREMENT CUSTODIAN ACCOUNT PROTOTYPE
-----------------------------------------------------

     AN INVESTOR, REFERRED TO AS A DEPOSITOR IN THIS SECTION OF THE PROSPECTUS,
MAY WISH TO PURCHASE SHARES OF BRIDGES INVESTMENT FUND, INC. IN CONJUNCTION WITH
THE RETIREMENT BENEFITS PROVIDED BY THE EMPLOYEE RETIREMENT INCOME SECURITY ACT

BRIDGES INVESTMENT FUND, INC.             20                APRIL 25, 1997
  PROSPECTUS -- PART A


OF 1974.  THERE IS AVAILABLE THROUGH BRIDGES INVESTMENT FUND, INC. A PROTOTYPE
INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT WITH APPLICATION FORM, CONTRIBUTION
FORM, AND DISCLOSURE STATEMENT.

     THE CUSTODIAN AGREEMENT PROVIDES THAT FIRST BANK N.A. OMAHA, NEBRASKA WILL
FURNISH CUSTODIAL SERVICES AS REQUIRED BY SUCH ACT FOR FEES CHARGEABLE TO THE
DEPOSITOR AS FOLLOWS:

     . ACCEPTANCE FEE $5.00 PAYABLE ON ESTABLISHMENT OF THE ACCOUNT.

     . ANNUAL MAINTENANCE FEE $8.00 PER YEAR UNTIL WITHDRAWALS FROM THE ACCOUNT
       ARE BEGUN BY THE DEPOSITOR OR HIS BENEFICIARY.

     . TERMINATION FEE $6.00, PAYABLE ON THE INITIAL WITHDRAWAL FROM THE
       ACCOUNT.

     . PERIODIC CASH DISTRIBUTION, $1.75 FOR EACH PAYMENT.

     . INVESTMENT OF CASH DISTRIBUTIONS AS DEFINED IN THIS PROSPECTUS, $1.05
       FOR EACH REINVESTMENT.

EXTRAORDINARY SERVICES RESULTING FROM UNUSUAL ADMINISTRATIVE RESPONSIBILITIES
NOT CONTEMPLATED BY THE ABOVE SCHEDULE WILL BE SUBJECT TO SUCH ADDITIONAL
CHARGES AS WILL REASONABLY COMPENSATE THE CUSTODIAN FOR THE SERVICES INVOLVED.
THE DEPOSITOR OR THE CUSTODIAN SHALL HAVE THE RIGHT TO TERMINATE THE ACCOUNT
UPON 60 DAYS' NOTICE TO THE OTHER PARTY.  IN THE EVENT OF SUCH TERMINATION, THE
CUSTODIAN SHALL MAKE DISTRIBUTION OF THE ACCOUNT TO THE DEPOSITOR OR TO ANOTHER
QUALIFIED PLAN OR SUCCESSOR CUSTODIAN DESIGNATED BY THE DEPOSITOR.

     THE FUND'S INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT PROTOTYPE PERMITS A
MAXIMUM ANNUAL CONTRIBUTION OF $2,000 OR 100% OF THE DEPOSITOR'S ANNUAL
COMPENSATION FOR PERSONAL SERVICES, WHICHEVER IS LESS.  IF AN INVESTOR HAS A
NON-WORKING SPOUSE, AN ADDITIONAL ANNUAL CONTRIBUTION OF $250 IS PERMITTED FOR A
TOTAL CONTRIBUTION OF $2,250.  UNDER THE PROTOTYPE, THE ANNUAL CONTRIBUTION MAY
BE DEDUCTIBLE UNDER CERTAIN CONDITIONS, AND EARNINGS, IF ANY, ACCUMULATE TAX-
FREE UNTIL DISTRIBUTION AFTER AGE 59 1/2.  NORMALLY, DISTRIBUTIONS FROM THE
INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT PRIOR TO AGE 59 1/2, UNLESS MADE AS A
RESULT OF DISABILITY, WILL RESULT IN ADVERSE TAX CONSEQUENCES.  IN ADDITION,
THERE IS A PENALTY ON EXCESS CONTRIBUTIONS AND A PENALTY ON INSUFFICIENT PAYOUTS
AFTER AGE 70 1/2.


BRIDGES INVESTMENT FUND, INC.               21              APRIL 25, 1997
  PROSPECTUS -- PART A


     TO ESTABLISH AN INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT, THE DEPOSITOR IS
PROVIDED A COPY OF THE FUND'S CURRENT PROSPECTUS, THREE COPIES OF THE INDIVIDUAL
RETIREMENT ACCOUNT CUSTODIAL AGREEMENT, THREE COPIES OF THE APPLICATION FORM,
THREE COPIES OF THE CONTRIBUTION FORM, AND THREE COPIES OF THE DISCLOSURE
STATEMENT.  THE DEPOSITOR EXECUTES AND FORWARDS TO FIRST BANK N.A. OMAHA,
NEBRASKA THREE COPIES OF THE APPLICATION FORM AND THREE COPIES OF THE
CONTRIBUTION FORM.  FIRST BANK N.A. OMAHA, NEBRASKA WILL RETURN ONE ACKNOWLEDGED
COPY OF EACH FORM TO THE DEPOSITOR AND THE FUND FOR RETENTION BY EACH PARTY.
THE DEPOSITOR WILL SIGN AND SEND ONE COPY OF THE DISCLOSURE STATEMENT TO THE
FUND AT ITS OFFICE.  THE DEPOSITOR SHOULD RETAIN THE OTHER EXECUTED COPY FOR A
PERMANENT RECORD IN HIS FILES.

     THE CUSTODIAL AGREEMENT SETS FORTH PROVISIONS GOVERNING THE DEPOSITOR'S
ACCOUNT, EXPRESSES THE PROHIBITED ACTIONS UNDER THE LAW, SETS FORTH THE
PROVISIONS OF DISTRIBUTION OF PAYMENTS, PROVIDES THE RULES FOR REPORTS AND OTHER
INFORMATION, OUTLINES THE CUSTODIAN'S RESPONSIBILITIES, AND PROVIDES FOR
AMENDMENTS TO AND TERMINATION OF THE CUSTODIAL ACCOUNT.

     THE APPLICATION FORM ESTABLISHES THE CUSTODIAL ACCOUNT, COLLECTS PERTINENT
INFORMATION TO GOVERN THE CUSTODIAL ACCOUNT, AND RECITES THE APPLICABLE FEES TO
BE CHARGED BY FIRST BANK N.A. OMAHA, NEBRASKA.  BY EXECUTING THE APPLICATION
FORM, THE DEPOSITOR ACKNOWLEDGES RECEIPT OF THE PROSPECTUS.  THE CONTRIBUTION
FORM GOVERNS THE METHOD AND TYPE OF CONTRIBUTION TO THE CUSTODIAL ACCOUNT.  THE
DISCLOSURE STATEMENT COVERS APPROPRIATE NOTICES OF APPLICABLE PROVISIONS OF THE
INTERNAL REVENUE CODE, THE FEES FOR THE ACCOUNT, AND OTHER IMPORTANT INFORMATION
CONCERNING THE OPERATION OF THE INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT.  PRIOR
TO EXECUTING THESE DOCUMENTS, THE DEPOSITOR SHOULD READ ALL THE DOCUMENTS
CONSTITUTING THE PROTOTYPE.

     THE INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT SPONSORED BY THE FUND WAS
APPROVED AS A PROTOTYPE PLAN PURSUANT TO AN OPINION LETTER RECEIVED FROM THE
INTERNAL REVENUE SERVICE DATED JUNE 11, 1993.  THE APPROVAL LETTER CARRIES THE
SERIAL NO: D111476C.

     FIRST BANK N.A. OMAHA, NEBRASKA MEETS THE APPLICABLE LEGAL REQUIREMENTS TO
ACT AS THE CUSTODIAN UNDER THE PROTOTYPE.

     THE PROVISIONS TO REDEEM SHARES OF THE FUND, AS DESCRIBED IN THIS
PROSPECTUS, ARE NOT CHANGED BY THE TERMS OF THE PROTOTYPE.

     THE DEPOSITOR MAY REVOKE HIS CUSTODIAN ACCOUNT WITHIN AT LEAST SEVEN DAYS
OF THE DATE OF ESTABLISHMENT AS PROVIDED IN ARTICLE VI C OF THE CUSTODIAN
AGREEMENT, PARAGRAPH 9 OF THE APPLICATION FORM, AND IN PARAGRAPH 3 (I) OF THE
DISCLOSURE STATEMENT.  A SHAREHOLDER MAY WISH TO CONSIDER A REDEMPTION OF THE
FUND SHARES AS AN ALTERNATIVE TO REVOKING HIS CUSTODIAN ACCOUNT.

BRIDGES INVESTMENT FUND, INC.                22           APRIL 25, 1997
  PROSPECTUS -- PART A


     IN UNDERTAKING SUCH AN INDIVIDUAL RETIREMENT CUSTODIAN ACCOUNT AS PROVIDED
BY THIS PROSPECTUS AND RELATED DOCUMENTS, INVOLVING INVESTMENTS OVER A PERIOD OF
YEARS, IT IS IMPORTANT FOR THE INDIVIDUAL TO CONSIDER HIS NEEDS AND WHETHER OR
NOT THE INVESTMENT OBJECTIVES OF THE FUND, DESCRIBED IN THIS PROSPECTUS, ARE
LIKELY TO FULFILL THEM.  THE INDIVIDUAL WHO CONTEMPLATES THE ESTABLISHMENT OF
THE PROTOTYPE SHOULD CONSULT WITH HIS ATTORNEY OR TAX ADVISER REGARDING
APPROPRIATE ADVICE AS TO THE ACTIONS TO BE TAKEN.  PARTICULAR ATTENTION SHOULD
BE DIRECTED TO CHANGES IN THE DEDUCTIBILITY OF CONTRIBUTIONS TO IRAS FOR TAX
YEARS COMMENCING JANUARY 1, 1987, OR LATER FOR THOSE PERSONS WHO ARE COVERED BY
EMPLOYER SPONSORED DEFERRED BENEFIT PLANS AND OTHER FACTORS RELATED TO ANNUAL
REPORTED TAX AMOUNTS OF SINGLE AND JOINT INCOME.  REFERENCE TO IRA ANNOUNCEMENT
S6-121 SHOULD ALSO BE HELPFUL, COPIES OF WHICH MAY BE OBTAINED FROM THE FUND'S
OFFICE.

      OTHER DISCLOSURES -- THE FUND HAS NO PRINCIPAL OR OTHER UNDERWRITERS.  THE
      -----------------
FUND HAS NO DISTRIBUTION EXPENSES.  ALL SUCH COSTS ARE PAID FOR BY BRIDGES
INVESTMENT COUNSEL, INC.  IF A SHAREHOLDER MAKES A MISCELLANEOUS PAYMENT TO
SUBSCRIBE FOR SHARES IN THE FUND, THE PAYMENT WILL BE TREATED AS AN UNSCHEDULED
INVESTMENT, EXCEPT THAT AMOUNTS LESS THAN $800 WILL HAVE A $1.05 FEE DEDUCTED
AND PAID TO BRIDGES INVESTOR SERVICES, INC.

      NO SALES LOADS -- BRIDGES INVESTMENT FUND, INC. SHARES ARE PURCHASED
      --------------
DIRECTLY FROM THE FUND AT THE NEXT DETERMINED NET ASSET VALUE WITHOUT THE
DEDUCTION OF ANY SALES LOAD OR SELLING COMMISSIONS.  WITH THE EXCEPTION OF THE
SERVICE CHARGES OUTLINED ABOVE ON PLAN ACCOUNTS, EVERY DOLLAR INVESTED BY A
SHAREHOLDER IS ATTRIBUTED TO HIS PURCHASE OF SHARES.

 REDEMPTION OF SHARES
 ---------------------

     A SHAREHOLDER MAY AT ANY TIME, EXCEPT AS SPECIFIED BELOW, REQUIRE THE FUND
TO REDEEM HIS STOCK BY DELIVERING HIS PROPERLY ENDORSED STOCK CERTIFICATES, AS
MORE FULLY DESCRIBED IN THE PARAGRAPH BELOW, TO THE FUND AT 256 DURHAM PLAZA,
8401 WEST DODGE ROAD, OMAHA, NEBRASKA.  A SHAREHOLDER IN A PLAN ACCOUNT MUST
SEND THE FUND A WRITTEN NOTIFICATION WHICH REQUESTS THAT PART OR ALL OF HIS
STOCK BE REDEEMED.

     THE REDEMPTION PRICE IS THE NEXT DETERMINED NET ASSET VALUE THEREOF.  THE
REDEMPTION PRICE MAY BE ABOVE OR BELOW THE INVESTOR'S COST, DEPENDING ON THE
MARKET VALUE OF THE FUND'S PORTFOLIO SECURITIES AT THE TIME OF THE REDEMPTION.

     IF A CERTIFICATE OR A WRITTEN NOTIFICATION IS RECEIVED IN GOOD FORM PRIOR
TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON ANY DAY FROM MONDAY THROUGH
FRIDAY ON WHICH THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING, THE NET ASSET


BRIDGES INVESTMENT FUND, INC.             23             APRIL 25, 1997
  PROSPECTUS -- PART A


VALUE IS DETERMINED AS OF THE CLOSE OF TRADING ON THAT DAY.  IF A CERTIFICATE OR
A WRITTEN NOTIFICATION IS RECEIVED IN GOOD FORM AT ANY OTHER TIME, THE NET ASSET
VALUE IS DETERMINED AS OF THE CLOSE OF TRADING UPON THE NEW YORK STOCK EXCHANGE
ON THE NEXT SUCCEEDING DAY ON WHICH SUCH EXCHANGE IS OPEN FOR TRADING.

     ALL CERTIFICATES PRESENTED FOR REDEMPTION OR REQUESTS FOR LIQUIDATION OF
UNCERTIFICATED SHARES HELD UNDER PLAN ACCOUNTS MUST BE DULY ENDORSED OR
ACCOMPANIED BY A DULY EXECUTED SEPARATE ASSIGNMENT, WITH SIGNATURE(S) GUARANTEED
BY EITHER A FINANCIAL OR BANKING INSTITUTION WHOSE DEPOSITS ARE INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION OR BY A BROKERAGE FIRM WHICH IS A MEMBER
OF ANY EXCHANGE AS DEFINED IN THE FIDELITY INSURING BOND CARRIED BY THE FUND
WITH ICI MUTUAL INSURANCE COMPANY.  THE SIGNATURE(S) SHOULD BE IN THE NAME(S) OF
THE STOCKHOLDER AS SHOWN ON THE STOCK TRANSFER RECORDS WHICH ARE MAINTAINED FOR
THE FUND BY BRIDGES INVESTOR SERVICES, INC.  THE SIGNATURE GUARANTEE MUST BE
OBTAINED IN EACH INSTANCE OF A REDEMPTION FOR BOTH CERTIFICATED AND
UNCERTIFICATED SHARES.  THE FUND AND ITS TRANSFER AGENT WILL ALSO RECOGNIZE
GUARANTORS THAT PARTICIPATE IN THE SECURITIES TRANSFER AGENTS MEDALLION PROGRAM
(STAMP) THAT BEGAN AUGUST 24, 1992.

     PAYMENT FOR SHARES REDEEMED WILL BE MADE WITHIN SEVEN DAYS AFTER REQUEST IN
GOOD ORDER FOR REDEMPTION AND TENDER OF SHARES HAS BEEN MADE.  REDEMPTION
PRIVILEGES AND PAYMENTS MAY, HOWEVER, BE SUSPENDED DURING PERIODS WHEN THE NEW
YORK STOCK EXCHANGE IS CLOSED (OTHER THAN WEEKENDS AND HOLIDAY CLOSINGS) OR
TRADING THEREON IS RESTRICTED, OR FOR ANY PERIOD DURING WHICH AN EMERGENCY
EXISTS AS A RESULT OF WHICH (A) DISPOSAL BY THE FUND OF SECURITIES OWNED BY IT
IS NOT REASONABLY PRACTICABLE, OR (B) IT IS NOT REASONABLY PRACTICABLE FOR THE
FUND TO FAIRLY DETERMINE THE VALUE OF ITS NET ASSETS, OR FOR SUCH OTHER PERIODS
AS THE SECURITIES AND EXCHANGE COMMISSION MAY BY ORDER PERMIT FOR THE PROTECTION
OF THE SECURITY HOLDERS OF THE FUND.  THE SECURITIES AND EXCHANGE COMMISSION
SHALL DETERMINE WHEN TRADING ON THE NEW YORK STOCK EXCHANGE IS RESTRICTED AND
WHEN AN EMERGENCY EXISTS.

     THE FUND HAS NO PROCEDURE WHEREBY A SHAREHOLDER CAN SELL HIS SHARES TO THE
FUND THROUGH A BROKER DEALER.  THE FUND IS NOT PERMITTED TO REDEEM SHARES
INVOLUNTARILY IN ACCOUNTS BELOW A CERTAIN NUMBER OR VALUE OF SHARES.  THE FUND
WILL HONOR ALL REQUESTS FOR REDEMPTION PROPERLY DOCUMENTED IRRESPECTIVE OF THE
LENGTH OF TIME THE SHAREHOLDER HAS MAINTAINED HIS OR HER ACCOUNT WITH THE FUND.

 PORTFOLIO MANAGERS
 -------------------

     THE FOLLOWING DISCLOSURES ARE MADE ABOUT THE NAME AND TITLE OF THE PERSON
OR PERSONS EMPLOYED BY OR ASSOCIATED WITH THE FUND'S INVESTMENT ADVISER, BRIDGES
INVESTMENT COUNSEL, INC., WHO ARE PRIMARILY RESPONSIBLE FOR THE DAY-TO-DAY
MANAGEMENT OF THE FUND'S PORTFOLIO AS WELL AS THE LENGTH OF THEIR SERVICE AND
BUSINESS EXPERIENCE DURING THE PAST FIVE YEARS.

BRIDGES INVESTMENT FUND, INC.                  24              APRIL 25, 1997
  PROSPECTUS -- PART A


     MR. EDSON L. BRIDGES III, PRESIDENT OF THE FUND AND EXECUTIVE VICE
PRESIDENT-INVESTMENTS OF BRIDGES INVESTMENT COUNSEL, INC. IS THE PERSON
PRIMARILY RESPONSIBLE FOR THE DAY-TO-DAY MANAGEMENT OF THE FUND'S PORTFOLIO.
MR. BRIDGES III HAS MORE THAN 12 YEARS' EXPERIENCE WITH THE FUND'S PORTFOLIO.

     MR. EDSON L. BRIDGES II, CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF THE FUND,
IS THE BACK-UP PERSON FOR THE DAY-TO-DAY OPERATION OF THE FUND'S PORTFOLIO.  MR.
BRIDGES II HAS MORE THAN 33 YEARS OF EXPERIENCE IN MANAGING THE FUND'S
INVESTMENT PORTFOLIO.

 NEW CUSTODIAN
 -------------

     ON JULY 1, 1997, THE FIRST NATIONAL BANK OF OMAHA, 1620 DODGE STREET,
OMAHA, NEBRASKA, WILL SUCCEED FIRST BANK N.A. AS CUSTODIAN FOR SECURITIES OF THE
FUND.  THE FIRST NATIONAL BANK WILL PERFORM THE SAME FUNCTIONS AS DESCRIBED ON
PAGE 10 AND PAGE 11 OF PART A.

 PENDING LEGAL PROCEEDINGS :  NONE:
 -------------------------

NOTICE 1:  PART B OF THIS FILING ENTITLED INFORMATION REQUIRED IN A STATEMENT OF
ADDITIONAL INFORMATION CONTAINS SUPPLEMENTAL INFORMATION ON THE FUND ON THE
FOLLOWING SUBJECTS:  GENERAL INFORMATION AND HISTORY; INVESTMENT OBJECTIVES AND
POLICIES; MANAGEMENT OF THE FUND; CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES; INVESTMENT ADVISORY AND OTHER SERVICES; BROKERAGE ALLOCATION AND
OTHER PRACTICES; CAPITAL STOCK AND OTHER SECURITIES; PURCHASE, REDEMPTION AND
PRICING OF SECURITIES BEING OFFERED; TAX STATUS; AND FINANCIAL STATEMENTS.

NOTICE 2:      PART C OF THIS FILING ENTITLED OTHER INFORMATION EMBODIES OTHER
ITEMS FOR A PROPER FILING OF THIS FUND WITH THE SECURITIES AND EXCHANGE
COMMISSION, MANY OF WHICH ARE INCORPORATED BY REFERENCE BECAUSE THE SUBMISSION
OF THE MATERIAL WAS COMPLETED IN PREVIOUS YEARS TO THE CURRENT FILING OF
AMENDMENTS TO THE REQUIRED FORMS OF THE SECURITIES ACT OF 1933 AND THE
INVESTMENT COMPANY ACT OF 1940.  NONETHELESS, PART C WILL CONTAIN:  FINANCIAL
STATEMENTS AND EXHIBITS; PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT; NUMBER OF HOLDERS OF SECURITIES; INDEMNIFICATION; BUSINESS AND OTHER
CONNECTIONS OF INVESTMENT ADVISER; PRINCIPAL UNDERWRITERS; LOCATION OF ACCOUNTS
AND RECORDS; MANAGEMENT SERVICES; AND UNDERTAKINGS.

NOTICE 3:  AS A PROSPECTIVE INVESTOR OR A SHAREHOLDER, YOU MAY BE INTERESTED IN
THIS INFORMATION.  YOU MAY REQUEST PART B AND/OR PART C FROM THE FUND AT THE
ADDRESS SHOWN ON THE COVER OF THIS PROSPECTUS.

Bridges Investment Fund, Inc.        1                   April 25, 1997
  Statement -- Part B

                                     PART B
                      INFORMATION REQUIRED IN A STATEMENT
                           OF ADDITIONAL INFORMATION



PROSPECTUS                  BRIDGES INVESTMENT FUND, INC.
                            CAPITAL STOCK
APRIL 25, 1997                8401 WEST DODGE ROAD
                             OMAHA, NEBRASKA   68114
                                    402-397-4700



                                SPECIAL NOTICES

     . THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.


     . THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION
       WITH THE PROSPECTUS OF BRIDGES INVESTMENT FUND, INC. DATED APRIL 25,
       1997.


     . OTHER INFORMATION, PART C, OF THE FILING DATED APRIL 25, 1997, BY
       BRIDGES INVESTMENT FUND, INC. WITH THE SECURITIES AND EXCHANGE
       COMMISSION MAY CONTAIN USEFUL MATERIAL FOR PROSPECTIVE INVESTORS AND
       SHAREHOLDERS.


     . A COPY OF THE PROSPECTUS OF BRIDGES INVESTMENT FUND, INC. AND PART C MAY
       BE OBTAINED FROM THE OFFICE OF THE FUND AT THE ADDRESS SHOWN ABOVE.


     . THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 25, 1997.

BRIDGES INVESTMENT FUND, INC.                   2            APRIL 25, 1997
  STATEMENT -- PART B








                               TABLE OF CONTENTS
LOCATION OF RELATED
                                                                     LOCATION
DISCLOSURE INFO.
                                                                     PAGE NO.
IN PROSPECTUS
                                                                     IN THIS
 PART A            INFORMATION REQUIRED IN STATEMENT OF ADDL. INFO.   PART B

    -            COVER PAGE.................................................1
    -            TABLE OF CONTENTS..........................................2
    6            GENERAL INFORMATION AND HISTORY............................3
    6            INVESTMENT OBJECTIVES AND POLICIES.......................3-6
    6                PRIMARY AND SECONDARY..................................3
    -                INVESTMENT AND POLICY RESTRICTIONS...................3-5
    5                PORTFOLIO TURNOVER.....................................5
    8            MANAGEMENT OF THE FUND.....................................6
    -                DIRECTORS AND OFFICERS..............................6-10
    12           CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....11-14
   9-12          INVESTMENT ADVISORY AND OTHER SERVICES....................14
    -                CONTROL PERSONS.......................................14
    -                AFFILIATED PERSONS.................................14-15
    9                ADVISORY FEES.........................................15
    11               EXPENSE LIMITATION....................................15
    -                SERVICES PERFORMED ON BEHALF OF FUND..................15
                        SUPPLIED OR PAID FOR SUBSTANTIALLY BY
                        INVESTMENT ADVISER
    11               OTHER SERVICES.....................................15-16
    11           BROKERAGE ALLOCATION AND OTHER PRACTICES...............16-17
    12           CAPITAL STOCK AND OTHER SECURITIES........................18
    12               CLASSES...............................................18
                     CUMULATIVE VOTING......................... ...........18
    14           PURCHASE, REDEMPTION, AND PRICING OF SECURITIES...........18
                     BEING OFFERED
    -                   GENERAL INFORMATION................................18
    14                  VALUATION..........................................18
                        SPECIMEN PRICE MAKE UP SHEET....................18,20
    22                  OTHER DISCLOSURES..................................19
    13           TAX STATUS................................................19
    -            UNDERWRITERS..............................................19
    -            CALCULATION OF PERFORMANCE DATA...........................19
    -            FINANCIAL STATEMENTS...................................21-36
                     REPORT OF THE INDEPENDENT PUBLIC ACCOUNTANTS..........21
                     SCHEDULE OF INVESTMENTS............................22-28
                     STATEMENT OF ASSETS AND LIABILITIES...................29
                     STATEMENT OF OPERATIONS...............................30
                     STATEMENTS OF CHANGES IN NET ASSETS...................31
                     NOTES TO FINANCIAL STATEMENTS......................32-36

BRIDGES INVESTMENT FUND, INC.                3                APRIL 25, 1997
  STATEMENT -- PART B

 GENERAL INFORMATION AND HISTORY
 -------------------------------

      THE REGISTRANT HAS BEEN SOLELY IN THE BUSINESS OF AN OPEN-END, REGULATED INVESTMENT MANAGEMENT COMPANY SINCE INCEPTION ON JULY 1, 1963. THE FUND'S NAME HAS BEEN THE SAME THROUGHOUT ITS CORPORATE LIFE. FOR MORE INFORMATION, REFER TO PAGE 6 OF THE PROSPECTUS.

 INVESTMENT OBJECTIVES AND POLICIES
 ----------------------------------

       PRIMARY AND SECONDARY -- THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS
       ---------------------
LONG-TERM CAPITAL APPRECIATION. THE DEVELOPMENT OF A MODEST AMOUNT OF CURRENT INCOME IS A SECONDARY INVESTMENT OBJECTIVE OF THE FUND. COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS WILL BE UTILIZED TO REACH THE CAPITAL GROWTH OBJECTIVE. BONDS, DEBENTURES, AND PREFERRED STOCKS ARE ACQUIRED OR HELD TO FULFILL THE MODEST INCOME OBJECTIVE. REFER TO PAGES 6-8 OF THE PROSPECTUS FOR A COMPLETE DISCUSSION OF THE INVESTMENT POLICY OBJECTIVES FOR THE FUND AND THE PRACTICES EMPLOYED TO ATTAIN THE GOALS SET FORTH HEREIN.

       INVESTMENT AND POLICY RESTRICTIONS -- THE ACTIVITIES OF THE FUND AND ITS
       ----------------------------------
INVESTMENT POLICIES ARE RESTRICTED AS SET FORTH IN THE FOLLOWING DISCUSSION. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES OF THE FUND.

      THE FUND WILL NOT CONCENTRATE ITS INVESTMENTS IN A PARTICULAR INDUSTRY OR GROUP OF INDUSTRIES BY COMMITTING MORE THAN 25% OF TOTAL ASSETS TO SECURITIES IN ANY ONE INDUSTRY. WITH THE EXCEPTION OF INVESTMENTS IN U.S. GOVERNMENT SECURITIES, THE FUND WILL NOT MAKE INVESTMENTS WHICH WILL CAUSE MORE THAN 5% OF THE TOTAL VALUE OF ITS ASSETS (AT THE TIME OF PURCHASE) TO BE INVESTED IN THE SECURITIES OF ANY ONE ISSUER. FURTHERMORE, IN INITIAL OR SUBSEQUENT INVESTMENTS, THE FUND MAY NOT ACQUIRE MORE THAN 10% OF THE VOTING STOCK OF ANY ONE ISSUER, AND THE FUND MAY NOT ACQUIRE MORE THAN 10% OF ANY ONE CLASS OF THE OUTSTANDING SECURITIES OF ANY ONE ISSUER. FOR THE PURPOSES OF THIS RESTRICTION, ALL KINDS OF SECURITIES OF A COMPANY REPRESENTING DEBT ARE CONSIDERED AS A SINGLE CLASS IRRESPECTIVE OF THEIR DIFFERENCES, AND ALL KINDS OF PREFERRED STOCK OF A COMPANY ARE CONSIDERED A SINGLE CLASS IRRESPECTIVE OF THEIR DIFFERENCES.

      THE FUND WILL NOT BORROW MONEY OR PLEDGE OR MORTGAGE ITS ASSETS, EXCEPT AS A TEMPORARY MEASURE, IN WHICH EVENT TOTAL BORROWINGS SHALL NOT EXCEED 10% OF THE VALUE OF ITS TOTAL ASSETS. THE OPTION TO BORROW MONEY AS A TEMPORARY MEASURE HAS NEVER BEEN EXERCISED. IN ADDITION, THE FUND MAY NOT PURCHASE SECURITIES ON MARGIN OR MAKE SHORT SALES.

      THE FUND WILL NOT MAKE INVESTMENTS WHICH WILL CAUSE MORE THAN 5% OF THE VALUE OF ITS TOTAL ASSETS (AT THE TIME OF PURCHASE) TO BE INVESTED IN SECURITIES OF ISSUERS WHICH HAVE A RECORD OF LESS THAN THREE YEARS' OPERATION.

BRIDGES INVESTMENT FUND, INC.              4                  APRIL 25, 1997
  STATEMENT -- PART B

      THE FUND WILL NOT INVEST IN COMPANIES FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT, AND THE FUND WILL NOT INVEST IN SECURITIES OF OTHER INVESTMENT COMPANIES EXCEPT BY PURCHASE IN OPEN MARKET, WHERE NO COMMISSION OR PROFIT TO A SPONSOR OR DEALER RESULTS FROM SUCH PURCHASE OTHER THAN THE CUSTOMARY BROKER'S COMMISSION, OR WHERE THE ACQUISITION IS PART OF A PLAN OF MERGER OR CONSOLIDATION. SUCH ACQUISITIONS, IF ANY, OF THE SECURITIES OF OTHER REGISTERED INVESTMENT COMPANIES SHALL BE UNLAWFUL FOR THE ACQUIRING COMPANY IF IMMEDIATELY AFTER SUCH PURCHASE OR ACQUISITION THE ACQUIRING COMPANY OWNS IN THE
AGGREGATE:

     1. MORE THAN 3 PER CENTUM OF THE OUTSTANDING VOTING STOCK OF ANOTHER INVESTMENT COMPANY;

     2. SECURITIES ISSUED BY THE ACQUIRED COMPANY HAVING AN AGGREGATE VALUE IN EXCESS OF 5 PER CENTUM OF THE VALUE OF THE TOTAL ASSETS OF THE FUND; OR

     3. SECURITIES ISSUED BY THE ACQUIRED COMPANY AND ALL OTHER INVESTMENT COMPANIES (OTHER THAN TREASURY STOCK OF THE ACQUIRING COMPANY) HAVING AN AGGREGATE VALUE IN EXCESS OF 10 PER CENTUM OF THE VALUE OF THE TOTAL ASSETS OF THE FUND.

     EACH INVESTMENT OF THE FUND WILL BE MADE WITH THE EXPECTATION THAT THE SECURITY ACQUIRED WILL BE HELD FOR THE LONG TERM. THE FUND WILL NOT PURCHASE SECURITIES WITH A VIEW TOWARDS RAPID TURNOVER FOR CAPITAL GAINS. HOWEVER, THE MANAGEMENT MAY SELL SECURITIES FOR SHORT TERM GAINS OR LOSSES IF NEW INFORMATION OR CHANGES IN MARKET CONDITIONS INDICATE SUCH SELLING ACTION IS ADVISABLE.

     THE FUND WILL NOT INVEST OUTSIDE OF THE AREA OF SECURITIES. IT WILL NOT PURCHASE OR SELL REAL ESTATE, COMMODITIES OR COMMODITY CONTRACTS. THE FUND WILL NOT MAKE LOANS TO OTHER PERSONS. (THE ACQUISITION OF A PORTION OF AN ISSUE OF PUBLICLY DISTRIBUTED BONDS, DEBENTURES, OR OTHER DEBT SECURITIES IS NOT TO BE CONSIDERED THE MAKING OF A LOAN.)

     THE FUND WILL NOT ENGAGE IN THE UNDERWRITING OF THE SECURITIES OF OTHER ISSUERS.

     THE FUND WILL NOT PURCHASE RESTRICTED OR NON-REGISTERED SECURITIES.

     THE FUND WILL NOT PURCHASE OR SELL PUT OR CALL OPTIONS, EXCEPT THE FUND MAY WRITE OR SELL CALL OPTIONS AGAINST SHARES HELD IN ITS SECURITIES PORTFOLIO ON THE AMERICAN STOCK EXCHANGE, INC., THE CHICAGO BOARD OPTIONS EXCHANGE,

BRIDGES INESTMENT FUND, INC.                5             APRIL 25, 1997
  STATEMENT -- PART B


INCORPORATED, THE PACIFIC STOCK EXCHANGE INCORPORATED, AND THE PBW STOCK EXCHANGE, PROVIDED THAT ANY SUCH CALL OPTIONS WILL BE LIMITED TO SHARES OF COMMON STOCKS WHICH HAVE AN AGGREGATE MARKET VALUE OF LESS THAN 10% OF THE TOTAL VALUE OF THE FUND'S ASSETS AT THE TIME OF THE TRANSACTION, AND FURTHER PROVIDED THAT NOT MORE THAN ONE-HALF OF THE SHARES HELD IN ANY ONE ISSUER WILL BE ELIGIBLE FOR THE WRITING OF SUCH CALL OPTIONS. THE FUND MAY PURCHASE A CALL OPTION WITH TERMS IDENTICAL TO A CALL OPTION WHICH HAS BEEN PREVIOUSLY WRITTEN IN ORDER TO LIQUIDATE OR CLOSE AN EXISTING CALL OPTION POSITION. PRIOR TO DECEMBER 31, 1996, THE FUND HAD NOT EXERCISED ITS AUTHORITY TO WRITE A COVERED CALL OPTION.

     THE FUND MAY PURCHASE BONDS, DEBENTURES, AND PREFERRED STOCKS WHICH HAVE ONE OR MORE INTEREST OR DIVIDEND PAYMENTS IN ARREARS, BUT, NEVERTHELESS, OFFER PROSPECTS OF RESUMING THE PAYMENT OF THE ARREARAGE PLUS THE CURRENT INCOME RATE. SUCH SECURITIES MAY OFFER A SIGNIFICANT PRICE IMPROVEMENT FROM A DEPRESSED LEVEL, THEREBY CREATING A CAPITAL GAIN POTENTIAL SIMILAR TO THE ADVANCEMENT POSSIBLE FOR COMMON STOCK SELECTIONS. THE RISK OF OWNING THIS TYPE OF SECURITY IS THAT INCOME PAYMENTS WILL NOT BE RESUMED OR THAT THE PRINCIPAL WILL NEVER BE REPAID. FURTHER, THE FUND MAY ACQUIRE ISSUES, SOMETIMES KNOWN AS JUNK BONDS, WITH ABOVE AVERAGE YIELD AND BALANCE SHEET RISK. THE PURCHASE OF THIS LOWER GRADE OF SECURITIES WILL BE LIMITED TO 5% OF THE VALUE OF THE TOTAL ASSETS OF THE FUND. THIS PERMITTED INVESTMENT POLICY HAS SELDOM BEEN USED IN THE PAST HISTORY OF THE FUND, AND IT WOULD ONLY BE EMPLOYED IN AN EXCEPTIONALLY ATTRACTIVE CIRCUMSTANCE IN THE JUDGMENT OF THE INVESTMENT MANAGER.

     WITH RESPECT TO THE OWNERSHIP OF U.S. GOVERNMENT SECURITIES, THE FUND WILL INVEST PRIMARILY IN ISSUES OF THE TREASURY THAT ARE BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED STATES OF AMERICA. THE FUND MAY PURCHASE BILLS, SHORT TERM; NOTES, INTERMEDIATE TERM; AND BONDS, LONG TERM INSTRUMENTS DEPENDING UPON THE ATTRACTIVENESS OF INTEREST RATES AND THE EXPECTED TRENDS OF THESE YIELDS IN THE FUTURE.

      PORTFOLIO TURNOVER -- IN THE TEN YEARS ENDING DECEMBER 31, 1996, THE
      ------------------
PORTFOLIO TURNOVER RATE FOR THE FUND RANGED FROM A HIGH OF 31% IN BOTH 1987 AND 1988 TO A LOW OF 7% IN 1992 AND 1995. THE MEAN AVERAGE PORTFOLIO TURNOVER FOR THE PAST 10 YEARS WAS 19%. THE PORTFOLIO TURNOVER RATE IN 1996 WAS 8%. THE REGISTRANT HAS NO PLANS TO MATERIALLY CHANGE THE PORTFOLIO TURNOVER RATE FOR THE FUND FROM THE EXPERIENCE OF THE PAST AS JUST DESCRIBED; HOWEVER, PORTFOLIO RATES COULD INCREASE SIGNIFICANTLY IN ORDER TO RESPOND TO TURBULENT CONDITIONS IN THE SECURITIES MARKET. REFER TO PAGE 6 OF THE PROSPECTUS FOR DETAILED YEAR-TO-YEAR INFORMATION ON THE PORTFOLIO TURNOVER RATE.

BRIDGES INVESTMENT FUND, INC.                 6             APRIL 25, 1997
  STATEMENT -- PART B


     THE RATE OF PORTFOLIO TURNOVER SHALL BE CALCULATED BY DIVIDING (A) THE LESSER OF PURCHASES OR SALES OF PORTFOLIO SECURITIES FOR THE REPORTING PERIOD BY
(B) THE MONTHLY AVERAGE OF THE VALUE OF THE PORTFOLIO SECURITIES OWNED BY THE REGISTRANT DURING THE REPORTING PERIOD. SUCH MONTHLY AVERAGE SHALL BE CALCULATED BY TOTALING THE MARKET VALUES OF THE PORTFOLIO SECURITIES AS OF THE BEGINNING AND END OF THE FIRST MONTH OF THE REPORTING PERIOD AND AS OF THE END OF EACH OF THE SUCCEEDING MONTHS IN THE PERIOD AND DIVIDING THE SUM BY THE NUMBER OF MONTHS IN THE PERIOD PLUS ONE.

     FOR PURPOSES OF THIS EXPLANATION, THERE SHALL BE EXCLUDED FROM BOTH THE NUMERATOR AND DENOMINATOR ALL SECURITIES, INCLUDING OPTIONS, WHOSE MATURITY OR EXPIRATION DATE AT THE TIME OF ACQUISITION WERE ONE YEAR OR LESS. ALL LONG-TERM SECURITIES, INCLUDING LONG-TERM U.S. GOVERNMENT SECURITIES, SHOULD BE INCLUDED. PURCHASES SHALL INCLUDE ANY CASH PAID UPON THE CONVERSION OF ONE PORTFOLIO SECURITY INTO ANOTHER. PURCHASES SHALL ALSO INCLUDE THE COST OF RIGHTS OR WARRANTS PURCHASED. SALES SHALL INCLUDE THE NET PROCEEDS FROM THE SALE OF RIGHTS OR WARRANTS. SALES SHALL ALSO INCLUDE THE NET PROCEEDS OF PORTFOLIO SECURITIES WHICH HAVE BEEN CALLED OR FOR WHICH PAYMENT HAS BEEN MADE THROUGH REDEMPTION OR MATURITY.

     THIS INFORMATION IS NOT GENERALLY AVAILABLE TO THE SHAREHOLDERS OR INTERESTED PUBLIC, BUT THE EXPLANATION ABOVE DETAILS THE MANNER IN WHICH THE PORTFOLIO TURNOVER RATE SHOWN ON PAGE 6 OF THE PROSPECTUS IS CALCULATED. IN GENERAL, PORTFOLIO TURNOVER RISES WHEN SECURITIES HELD NEED TO BE REPOSITIONED TO ADAPT THE FUND'S INVESTMENT POSITION TO NEW OPPORTUNITIES OR TO PROTECT AGAINST UNFORESEEN, ADVERSE MARKET CIRCUMSTANCES.

 MANAGEMENT OF THE FUND
 -----------------------

      DIRECTORS AND OFFICERS -- THE BOARD OF DIRECTORS OF THE FUND IS
      ----------------------
RESPONSIBLE FOR THE MANAGEMENT OF THE BUSINESS AFFAIRS OF THE FUND. THE DAY-TO-DAY OPERATION OF THE FUND IS HANDLED BY THE OFFICERS WHO ARE CHOSEN BY, AND ACCOUNTABLE TO, THE BOARD OF DIRECTORS. THE OFFICERS HAVE AT THEIR DISPOSAL THE SERVICES OF THE INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC. THIS FIRM IS OBLIGATED UNDER ITS INVESTMENT ADVISORY CONTRACT WITH THE FUND TO PERFORM ALL SERVICES NECESSARY IN CONNECTION WITH THE MANAGEMENT OF THE FUND. THE BUSINESS EXPERIENCE OF EACH OF THE OFFICERS AND DIRECTORS OF THE FUND AND OF THE INVESTMENT ADVISER DURING THE PAST FIVE YEARS IS AS FOLLOWS:

     FREDERICK N. BACKER, DIRECTOR OF THE FUND AND MEMBER OF THE EXECUTIVE COMMITTEE AND THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA. MR. BACKER IS CURRENTLY THE PRESIDENT OF JAT CORP., AN OPERATING RESTAURANT COMPANY WITH ACTIVITIES IN NEBRASKA AND MISSOURI. HIS RESPONSIBILITY TO THIS CONCERN COMMENCED IN AUGUST, 1972. MR. BACKER IS AN INTERESTED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND, WHICH IS DEFINED

BRIDGES INVESTMENT FUND, INC.              7                APRIL 25, 1997
  STATEMENT -- PART B


IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940. IN THE CONTEXT OF THIS PROSPECTUS, AN INTERESTED PERSON IS SOMEONE WHO HAS A MATERIAL BUSINESS OR PROFESSIONAL RELATIONSHIP WITH THE FUND'S INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC. OR ITS PRINCIPAL OFFICERS.

     EDSON L. BRIDGES II, CFA, CHAIRMAN AND CHIEF EXECUTIVE OFFICER, DIRECTOR OF THE FUND, AND MEMBER OF THE EXECUTIVE COMMITTEE AND THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA. IN SEPTEMBER, 1959, MR. BRIDGES BECAME ASSOCIATED WITH THE PREDECESSOR FIRM TO BRIDGES INVESTMENT COUNSEL, INC., AND HE IS PRESENTLY THE PRESIDENT AND A DIRECTOR OF THAT FIRM. MR. BRIDGES IS AN AFFILIATED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND. MR. BRIDGES WAS ELECTED A VICE PRESIDENT OF THE FUND ON APRIL 17, 1963, THEN PRESIDENT ON SEPTEMBER 28, 1970 -- A POSITION THAT HE HELD TO APRIL 11, 1997.

     EDSON L. BRIDGES III, CFA, PRESIDENT AND DIRECTOR OF THE FUND AND MEMBER OF THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA. MR. BRIDGES HAS BEEN A FULL-TIME MEMBER OF THE PROFESSIONAL STAFF OF BRIDGES INVESTMENT COUNSEL, INC. SINCE AUGUST, 1983, AND A PART-TIME MEMBER FROM JANUARY 1, 1983. MR. BRIDGES WAS ELECTED A VICE PRESIDENT OF THE FUND ON JUNE 28, 1985, EXECUTIVE VICE PRESIDENT ON APRIL 13, 1995, AND PRESIDENT ON APRIL 11, 1997. MR. BRIDGES IS AN AFFILIATED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND.

     N. PHILLIPS DODGE, JR., DIRECTOR OF THE FUND AND MEMBER OF THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 8701 WEST DODGE ROAD, OMAHA, NEBRASKA. MR. DODGE IS PRESIDENT OF N. P. DODGE COMPANY, A LEADING COMMERCIAL AND RESIDENTIAL REAL ESTATE BROKERAGE CONCERN IN THE AREA OF OMAHA, NEBRASKA. MR. DODGE HAS HELD THIS POSITION SINCE JULY, 1978. MR. DODGE IS ALSO A PRINCIPAL OFFICER AND DIRECTOR OF A NUMBER OF SUBSIDIARY AND AFFILIATED COMPANIES IN THE PROPERTY MANAGEMENT, INSURANCE, REAL ESTATE SYNDICATION AND CEMETERY BUSINESSES, AND HE IS A PUBLICLY ELECTED DIRECTOR OF THE OMAHA PUBLIC POWER DISTRICT. MR. DODGE IS AN INTERESTED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND.

     JOHN W. ESTABROOK, DIRECTOR OF THE FUND AND MEMBER OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 10542 MULLEN ROAD, OMAHA, NEBRASKA. MR. ESTABROOK WAS THE CHIEF ADMINISTRATIVE OFFICER OF THE NEBRASKA METHODIST HOSPITAL IN OMAHA, NEBRASKA, FROM JUNE, 1959, TO DECEMBER, 1986. MR. ESTABROOK CONTINUED AS THE CHIEF EXECUTIVE OFFICER OF THE NEBRASKA METHODIST HEALTH SYSTEM, INC., WHICH OFFERS A VARIETY OF SERVICES TO OTHER HEALTH CARE PROVIDERS IN THE MIDWEST REGION, UNTIL AUGUST, 1992, WHEN HE RETIRED. MR. ESTABROOK IS AN INTERESTED PERSON MEMBER OF THE BOARD OF DIRECTORS.

BRIDGES INVESTMENT FUND, INC.                  8              APRIL 25, 1997
  STATEMENT -- PART B


     JON D. HOFFMASTER, DIRECTOR OF THE FUND AND MEMBER OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 5711 SOUTH 86TH CIRCLE, OMAHA, NEBRASKA. MR. HOFFMASTER IS A DIRECTOR OF AMERICAN BUSINESS INFORMATION IN OMAHA, NEBRASKA. FROM 1987 TO SEPTEMBER, 1991, MR. HOFFMASTER SERVED AS EXECUTIVE VICE PRESIDENT OF THE COMPANY. FROM SEPTEMBER, 1991, TO SEPTEMBER, 1993, MR. HOFFMASTER SERVED AS PRESIDENT AND CHIEF OPERATING OFFICER OF THE COMPANY. HE BECAME CHIEF FINANCIAL OFFICER IN JUNE, 1992, AND ASSUMED THE POSITION OF VICE CHAIRMAN OF THE BOARD IN SEPTEMBER, 1993. FROM 1980 TO 1987, MR. HOFFMASTER WAS PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FIRST NATIONAL BANK OF BELLEVUE, NEBRASKA. MR. HOFFMASTER IS AN INTERESTED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND.

     JOHN J. KORALESKI, DIRECTOR OF THE FUND AND MEMBER OF THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 1416 DODGE STREET, OMAHA, NEBRASKA. MR. KORALESKI IS EXECUTIVE VICE PRESIDENT-FINANCE AND ADMINISTRATION OF THE UNION PACIFIC RAILROAD COMPANY HEADQUARTERED IN OMAHA, NEBRASKA. AS CHIEF FINANCIAL OFFICER OF THE RAILROAD, MR. KORALESKI HEADS AND MANAGES THE FINANCIAL PLANNING AND MANAGEMENT FUNCTIONS FOR THE RAILROAD, AND HE IS RESPONSIBLE FOR THE OPERATIONS OF THE COMPANY'S INFORMATION AND TELECOMMUNICATIONS TECHNOLOGIES. HE WAS APPOINTED TO HIS PRESENT POSITION IN SEPTEMBER, 1991. HE HAS SERVED THE UNION PACIFIC RAILROAD COMPANY IN VARIOUS CAPACITIES SINCE JUNE, 1972.

     ROGER A. KUPKA, DIRECTOR OF THE FUND AND MEMBER OF THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 2305 SOUTH 103RD STREET, OMAHA, NEBRASKA. MR. KUPKA IS THE RETIRED PRESIDENT AND CHIEF EXECUTIVE OF NEBRASKA BUILDERS PRODUCTS CO. OF OMAHA, NEBRASKA. HE HELD THIS POSITION FROM 1969 TO NOVEMBER, 1986. NEBRASKA BUILDERS PRODUCTS CO. SOLD OR DISTRIBUTED ADHESIVES, BRICK, CAULKING, INSULATION, ROOFING, SEALANTS, AND SPECIALTY PRODUCTS. SINCE AUGUST, 1992, MR. KUPKA HOLDS THE POSITION OF VICE CHAIRMAN OF THE BOARD OF DIRECTORS OF PSI GROUP, FORMERLY KNOWN AS DISCOUNT MAIL, INC., HEADQUARTERED IN OMAHA, NEBRASKA.

     GARY L. PETERSEN, DIRECTOR OF THE FUND AND MEMBER OF THE EXECUTIVE COMMITTEE, 30 BISHOP SQUARE, LINCOLN, NEBRASKA. MR. PETERSEN IS THE RETIRED PRESIDENT OF PETERSEN MANUFACTURING CO. INC. OF DEWITT, NEBRASKA. MR. PETERSEN COMMENCED EMPLOYMENT WITH THAT COMPANY IN FEBRUARY, 1966, BECAME PRESIDENT IN MAY, 1979, AND RETIRED IN JUNE, 1985. PETERSEN MANUFACTURING CO. INC. PRODUCED A BROAD LINE OF HAND TOOLS FOR NATIONAL AND WORLDWIDE DISTRIBUTION UNDER THE BRAND NAMES VISE-GRIP, UNIBIT, PROSNIP, AND PUNCH PULLER. MR. PETERSEN IS AN INTERESTED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND.

BRIDGES INVESTMENT FUND, INC.                  9              APRIL 25, 1997
  STATEMENT -- PART B



     ROY A. SMITH, DIRECTOR OF THE FUND AND MEMBER OF THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 5051 L STREET, OMAHA, NEBRASKA. MR. SMITH IS PRESIDENT OF H. P. SMITH MOTORS, INC., A LEADING DEALERSHIP FOR THE FORD MOTOR CO., AND HE IS ALSO PRESIDENT OF OLD MILL TOYOTA INC. MR. SMITH IS A DIRECTOR OF THE MID CITY BANK OF OMAHA.

     L.B. THOMAS, DIRECTOR OF THE FUND AND MEMBER OF THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 7813 PIERCE CIRCLE, OMAHA, NEBRASKA. MR. THOMAS RETIRED IN OCTOBER, 1996, FROM CONAGRA, INC. HE WAS SENIOR VICE PRESIDENT, RISK OFFICER, AND CORPORATE SECRETARY FOR CONAGRA, INC., WITH WORLD-WIDE OPERATIONS AND THE SECOND LARGEST MAJOR PROCESSOR OF FOOD PRODUCTS IN THE UNITED STATES, HEADQUARTERED IN OMAHA, NEBRASKA. HE WAS ALSO A MEMBER OF CONAGRA'S MANAGEMENT EXECUTIVE COMMITTEE. MR. THOMAS JOINED CONAGRA AS ASSISTANT TO THE TREASURER IN 1960. HE WAS NAMED ASSISTANT TREASURER IN 1996; VICE PRESIDENT, FINANCE IN 1969; VICE PRESIDENT, FINANCE AND TREASURER IN 1974; ADDED THE CORPORATE SECRETARY RESPONSIBILITY IN 1982; AND BECAME SENIOR VICE PRESIDENT IN 1991.

     DOUGLAS P. PERSON, VICE PRESIDENT OF THE FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA. MR. PERSON HAS BEEN A FULL-TIME MEMBER OF THE PROFESSIONAL STAFF OF BRIDGES INVESTMENT COUNSEL, INC. SINCE SEPTEMBER, 1985, AND HE IS CURRENTLY A VICE PRESIDENT OF THAT FIRM. PRIOR TO THAT TIME, MR. PERSON SERVED AS A LEGISLATIVE AIDE IN THE NEBRASKA STATE LEGISLATURE IN 1985. DURING 1984, MR. PERSON HELD THE POSITION OF TRUST MARKETING REPRESENTATIVE FOR THE FIRST NATIONAL BANK OF LINCOLN, LINCOLN, NEBRASKA. FROM JULY, 1982, THROUGH MARCH, 1984, MR. PERSON WAS A REGISTERED REPRESENTATIVE FOR SHEARSON/AMERICAN EXPRESS IN LINCOLN, NEBRASKA. MR. PERSON WAS ELECTED AN ASSISTANT VICE PRESIDENT OF THE FUND ON JANUARY 12, 1988, WITH THE APPOINTMENT BECOMING EFFECTIVE ON FEBRUARY 1, 1988.

     MARY ANN MASON, SECRETARY OF THE FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA, WAS EMPLOYED AS A STAFF SECRETARY OF BRIDGES INVESTMENT COUNSEL, INC. IN JUNE, 1981. SHE WAS APPOINTED CORPORATE SECRETARY FOR BRIDGES INVESTMENT COUNSEL, INC. IN 1987, AND WAS ELECTED ASSISTANT SECRETARY OF THE FUND ON APRIL 13, 1988. MRS. MASON BECAME SECRETARY OF THE FUND ON FEBRUARY 20, 1990.

     NANCY K. DODGE, TREASURER OF THE FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA WAS EMPLOYED BY BRIDGES INVESTMENT COUNSEL, INC. IN JANUARY, 1980, AS AN ENTRY LEVEL PERSON IN STAFF SERVICES AND ACCOUNTING. MRS. DODGE PROGRESSED THROUGH VARIOUS POSITIONS IN THE ACCOUNTING AREA TO BECOME MANAGER OF THAT DEPARTMENT OF THE FIRM IN 1986. DURING 1988, SHE ADVANCED TO THE POSITION OF EXECUTIVE ASSISTANT AND THEN ASSISTANT TO THE PRESIDENT IN 1992. MRS. DODGE WAS ELECTED ASSISTANT TREASURER OF THE FUND ON APRIL 11, 1986, AND SHE BECAME TREASURER OF THE FUND ON APRIL 12, 1991.

BRIDGES INVESTMENT FUND, INC.             10             APRIL 25, 1997
  STATEMENT -- PART B


     KATHLEEN J. STRANIK, ASSISTANT SECRETARY OF THE FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA WAS EMPLOYED BY BRIDGES INVESTMENT COUNSEL, INC. AS A SECRETARY IN JANUARY, 1986. MRS. STRANIK HAS ASSUMED ADDITIONAL ADMINISTRATIVE RESPONSIBILITIES DURING HER CAREER WITH THE INVESTMENT ADVISER AND CURRENTLY HOLDS THE POSITION OF EXECUTIVE SECRETARY. MRS. STRANIK WAS ELECTED ASSISTANT SECRETARY OF THE FUND ON APRIL 13, 1995.

     ROSEMARY M. TECKMEYER, VICE PRESIDENT OF THE FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA. MRS. TECKMEYER WAS EMPLOYED BY BRIDGES INVESTMENT COUNSEL, INC. AS A STATISTICIAN IN SEPTEMBER, 1967. MRS. TECKMEYER HAS SERVED IN MANY CAPACITIES FOR BRIDGES INVESTMENT COUNSEL, INC. SINCE THAT DATE. SHE IS PRESENTLY VICE PRESIDENT AND TREASURER OF THAT FIRM, AND SHE WAS ELECTED TREASURER OF BRIDGES INVESTMENT FUND, INC. ON APRIL 13, 1973, AFTER HOLDING THE POSITION OF ASSISTANT TREASURER FOR SEVERAL YEARS. MRS. TECKMEYER WAS ELECTED A VICE PRESIDENT OF THE FUND ON APRIL 12, 1991.

     THE BOARD OF DIRECTORS OF THE FUND HAS AN AUDIT COMMITTEE AND AN EXECUTIVE COMMITTEE. THE MEMBERS OF THESE COMMITTEES ARE APPOINTED ANNUALLY AT THE APRIL MEETING OF THE BOARD OF DIRECTORS. THE MEMBERS OF THE AUDIT COMMITTEE IN 1997
ARE: FREDERICK N. BACKER, JOHN W. ESTABROOK, JON D. HOFFMASTER, AND EDSON L. BRIDGES II, EX-OFFICIO. THE MEMBERS OF THE EXECUTIVE COMMITTEE IN 1997 ARE:
FREDERICK N. BACKER, EDSON L. BRIDGES II, EDSON L. BRIDGES III, N. P. DODGE, JR., JOHN J. KORALESKI, ROGER A. KUPKA, GARY L. PETERSEN, ROY A. SMITH, AND L.B. THOMAS. THE EXECUTIVE COMMITTEE REVIEWS ALL CONTRACTS AND OTHER BUSINESS RELATIONSHIPS OF THE FUND. THE EXECUTIVE COMMITTEE WILL ACT ON BEHALF OF THE FULL BOARD OF DIRECTORS ON ANY MATTER REQUIRING ACTION PRIOR TO THE NEXT MEETING OF THE BOARD. THE EXECUTIVE COMMITTEE ALSO ACTS AS A NOMINATING COMMITTEE FOR REPLACEMENT OF RETIRING DIRECTORS.

     THE OFFICERS AND DIRECTORS OF THE FUND DO NOT RECEIVE ANY SALARIES OR FEES FROM THE FUND FOR THEIR SERVICES TO THE FUND IN SUCH CAPACITIES. HOWEVER, DURING 1996, THE DIRECTORS AS A GROUP RECEIVED $9,500.00 FROM BRIDGES INVESTMENT COUNSEL, INC. FOR COMPENSATION RELATED TO ATTENDANCE AT MEETINGS OF THE BOARD OF DIRECTORS, THE AUDIT COMMITTEE, AND THE EXECUTIVE COMMITTEE OF THE FUND.

     THE FOLLOWING AGGREGATE COMPENSATION IN EXCESS OF $60,000 PER COMPENSATED PERSON INFORMATION IS PROVIDED FOR ALL DIRECTORS OF THE FUND AND FOR EACH OF THE THREE HIGHEST PAID EXECUTIVE OFFICERS OR ANY AFFILIATED PERSON OF THE FUND FOR THE MOST RECENTLY COMPLETED FISCAL YEAR (1996):

BRIDGES INVESTMENT FUND, INC.                11                APRIL 25, 1997
  STATEMENT -- PART B




                               COMPENSATION TABLE

(1)                    (2)            (3)                (4)              (5)
                                                                          TOTAL
                                      PENSION OR                          COMPENSATION
                       AGGREGATE      RETIREMENT         ESTIMATED        FROM REGISTRANT
                       COMPENSATION   BENEFITS ACCRUED ASANNUAL           AND FUND COMPLEX
NAME OF PERSON,        FROM           PART               BENEFITS UPON    PAID TO DIRECTORS
 POSITION               REGISTRANT     OF FUND EXPENSES   RETIREMENT
 THREE HIGHEST PAID EXECUTIVE OFFICERS

:

EDSON L. BRIDGES II    NONE           NONE               NONE             NONE
 CHAIRMAN AND CEO,
   AND DIRECTOR
EDSON L. BRIDGES III   NONE           NONE               NONE             NONE
 PRESIDENT AND
   DIRECTOR
DOUGLAS P. PERSON      NONE           NONE               NONE             NONE
 VICE PRESIDENT
 DIRECTORS OF THE FUND:


FREDERICK N. BACKER    NONE           NONE               NONE             NONE
N. P. DODGE, JR.       NONE           NONE               NONE             NONE
JOHN W. ESTABROOK      NONE           NONE               NONE             NONE
JON D. HOFFMASTER      NONE           NONE               NONE             NONE
JOHN J. KORALESKI      NONE           NONE               NONE             NONE
ROGER A. KUPKA         NONE           NONE               NONE             NONE
GARY L. PETERSEN       NONE           NONE               NONE             NONE
ROY A. SMITH           NONE           NONE               NONE             NONE
L.B. THOMAS            NONE           NONE               NONE             NONE


THERE ARE NO MATERIAL PROVISIONS OF ANY PENSION, RETIREMENT, OR OTHER PLAN OR ARRANGEMENT OTHER THAN THE DISCLOSURE ARRANGEMENTS MADE IN THE TABLE ABOVE THAT REQUIRE DISCLOSURE HEREIN.

 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
 ---------------------------------------------------

     NO PERSON OR SHAREHOLDER HAS CONTROL OF BRIDGES INVESTMENT FUND, INC. CONTROL IS DEFINED TO MEAN THE BENEFICIAL OWNERSHIP, EITHER DIRECTLY OR INDIRECTLY, OF MORE THAN 25% OF THE VOTING SECURITIES OF THE FUND.

     THERE ARE TWO GROUPINGS OF FAMILY MEMBERS WHO OWNED OF RECORD OR BENEFICIALLY MORE THAN 5% OF THE FUND'S OUTSTANDING CAPITAL STOCK AS OF JANUARY 31, 1997, WHEN THE FUND HAD A TOTAL OF 1,196,663 SHARES OUTSTANDING: THE FAMILY OF WILLIAM R. ALFORD, SR. AND THE FAMILY OF EDSON L. BRIDGES II.

BRIDGES INVESTMENT FUND, INC.                   12             APRIL 25, 1997
  STATEMENT -- PART B


     WILLIAM R. ALFORD OF 810 SOUTH SKYLINE DRIVE IN ELKHORN, NEBRASKA 68022 AND HIS SON JOHN ALFORD, OF 9930 WEIR PLAZA #24 IN OMAHA, NEBRASKA 68127 ARE THE ONLY OTHER FAMILY GROUPING TO HOLD 5% OF THE TOTAL SHARES OUTSTANDING. WILLIAM ALFORD HOLDS 57,764 SHARES IN AN IRA ROLLOVER ACCOUNT AND 685 SHARES PERSONALLY. JOHN ALFORD OWNS 747 SHARES PERSONALLY, 561 SHARES IN AN IRA ACCOUNT, AND 66 SHARES IN A SEP IRA ACCOUNT. MR. BARRY L. BERGLAND, SON-IN-LAW OF MR. WILLIAM
R. ALFORD, RESIDES AT 519 SOUTH 215TH STREET, ELKHORN, NEBRASKA 68022. MR. BERGLAND HOLDS 359 SHARES IN AN IRA ROLLOVER ACCOUNT. ACCORDINGLY, THE TOTAL OWNERSHIP OF THE FAMILY OF WILLIAM R. ALFORD IS 60,182 SHARES OR 5.0% OF THE TOTAL SHARES OUTSTANDING ON JANUARY 31, 1997.

     THE FAMILY OF EDSON L. BRIDGES II IS COMPOSED OF THE FOLLOWING MEMBERS:
SALLY S. BRIDGES, WIFE; EDSON L. BRIDGES III, A MARRIED SON; JENNIFER B. HICKS, A MARRIED DAUGHTER; ROBERT W. BRIDGES, A MARRIED SON; AND MARVIN W. BRIDGES, JR., A BROTHER. THE EDSON L. BRIDGES II RESIDENCE ADDRESS IS 10725 CEDAR STREET, OMAHA, NEBRASKA 68124. THE EDSON L. BRIDGES III HOME ADDRESS IS 760 FAIRACRES ROAD, OMAHA, NEBRASKA 68132. THE ADDRESS FOR JENNIFER B. HICKS IS 1120 SOUTH 61ST STREET, OMAHA, NEBRASKA 68106. ROBERT W. BRIDGES LIVES AT 3200 PENDLETON AVENUE, CHARLOTTE, NORTH CAROLINA 28210. MARVIN W. BRIDGES, JR. RESIDES AT 1425 SHIRE CIRCLE, INVERNESS, ILLINOIS 60067. EDSON L. BRIDGES III'S WIFE IS TRACY T. BRIDGES. ROBERT W. BRIDGES' SPOUSE IS ELIZABETH H. BRIDGES.

     THE BENEFICIAL OWNERSHIP IN THE EDSON L. BRIDGES II BRANCH OF FAMILY MEMBERS IS AS FOLLOWS: EDSON L. BRIDGES II, 12,830 SHARES IN HIS OWN NAME; 7,604 SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST; 3,196 SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PENSION PLAN; AND 2,113 SHARES IN THE MASTER PLAN INDIVIDUAL RETIREMENT ACT AND SIMPLIFIED EMPLOYEE PENSION ACCOUNTS FOR A TOTAL OF 25,743 SHARES. SALLY S. BRIDGES HOLDS 3,565 SHARES IN HER OWN NAME AND 1,217 SHARES IN THE MASTER PLAN INDIVIDUAL RETIREMENT ACT ACCOUNT FOR A TOTAL OF 4,782 SHARES. EDSON AND SALLY HAVE A COMBINED BENEFICIAL OWNERSHIP OF 30,525 SHARES. EDSON L. BRIDGES III HAS 726 SHARES THROUGH A ONE-THIRD BENEFICIAL INTEREST IN THE EDSON L. BRIDGES II IRREVOCABLE TRUST; 1,926 SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST PLUS 2,238 SHARES IN THE 401(K) FEATURE OF THAT TRUST; 755 SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PENSION PLAN AND 1,029 SHARES IN A MASTER PLAN INDIVIDUAL RETIREMENT ACT ACCOUNT FOR A TOTAL OF 6,674 SHARES. TRACY T. BRIDGES OWNS 8,701 SHARES IN A 401(K) PLAN WITH THE FIRST NATIONAL BANK OF OMAHA AS CUSTODIAN AND 259 SHARES IN A MASTER PLAN INDIVIDUAL RETIREMENT ACT ACCOUNT FOR A TOTAL OF 8,960 SHARES. EDSON III AND TRACY HAVE A COMBINED BENEFICIAL OWNERSHIP OF 15,634 SHARES. JENNIFER B. HICKS HAS 726 SHARES THROUGH A ONE-THIRD BENEFICIAL

BRIDGES INVESTMENT FUND, INC.             13                 APRIL 25, 1997
  STATEMENT -- PART B


INTEREST IN THE EDSON L. BRIDGES II IRREVOCABLE TRUST; 168 SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST; 41 SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PENSION PLAN; AND 238 SHARES IN THE MASTER PLAN INDIVIDUAL RETIREMENT ACT ACCOUNT FOR A TOTAL OF 1,173 SHARES. ROBERT W. BRIDGES HAS 412 SHARES IN HIS OWN NAME; 726 SHARES THROUGH A ONE-THIRD BENEFICIAL INTEREST IN THE EDSON L. BRIDGES II IRREVOCABLE TRUST; 217 SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST PLUS 266 SHARES IN THE 401(K) PLAN; 151 SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PENSION TRUST, AND 199 SHARES IN THE MASTER PLAN INDIVIDUAL RETIREMENT ACT ACCOUNT FOR A TOTAL OF 1,971 SHARES. ROBERT W. BRIDGES AND ELIZABETH H. BRIDGES OWN JOINTLY 1,114 SHARES FOR A COMBINED OWNERSHIP OF 3,085 SHARES. THE TOTAL FOR BENEFICIAL AMOUNTS ATTRIBUTABLE TO THE FAMILY BRANCH OF EDSON L. BRIDGES II IS 50,417 SHARES OR 4.2% OF THE TOTAL SHARES OUTSTANDING ON JANUARY 31, 1997.

     MARVIN W. BRIDGES, JR. IS A BROTHER OF EDSON L. BRIDGES II. MR. BRIDGES RESIDES AT 1425 SHIRE CIRCLE, INVERNESS, ILLINOIS 60067. MARVIN W. BRIDGES, JR. HAS TWO MARRIED DAUGHTERS: ANN B. BRUCE, 10633 WEST KINGSTON ROAD, KINGSTON, WASHINGTON 98346 AND AMY B. LAWRENCE, 8225 N.E. 159TH STREET, BOTHELL, WASHINGTON 98011. MR. EDSON L. BRIDGES II IS TRUSTEE OF THE MARVIN W. BRIDGES, JR. CHARITABLE REMAINDER UNITRUST, OF WHICH MARVIN W. BRIDGES JR. IS A LIFE INCOME BENEFICIARY, AND MULTIPLE CHARITIES ARE PRINCIPAL BENEFICIARIES, THAT OWNS 10,026 SHARES. THE MARVIN W. BRIDGES, JR. IRREVOCABLE TRUST, PROVIDENT TRUST COMPANY SUCCESSOR CO-TRUSTEE WITH EDSON L. BRIDGES II, CO-TRUSTEE, OWNS 1297 SHARES, IN WHICH MRS. BRUCE AND MRS. LAWRENCE EACH HAVE A ONE-HALF INTEREST IN THE TRUST AS PRINCIPAL BENEFICIARIES. MRS. LAWRENCE OWNS 255 SHARES IN A MASTER PLAN INDIVIDUAL RETIREMENT ACT ACCOUNT. THE TOTAL SHARES ATTRIBUTED DIRECTLY OR INDIRECTLY TO THE MEMBERS OF THE MARVIN W. BRIDGES, JR. FAMILY ARE 11,578 OR 1.0% OF THE TOTAL SHARES OUTSTANDING.

     TO SUMMARIZE THE TOTAL BENEFICIAL OWNERSHIP OF THE TWO FAMILY BRANCHES OF THE BRIDGES FAMILY (50,417 FOR EDSON II AND 11,578 FOR MARVIN, JR.) IS 61,995 SHARES, EQUAL TO 5.2% OF TOTAL SHARES OUTSTANDING. NO ONE PERSON IN THIS FAMILY OWNS OF RECORD OR BENEFICIALLY MORE THAN 5% OF THE TOTAL SHARES OUTSTANDING.

     THE OFFICERS AND DIRECTORS OF THE FUND OWNED BENEFICIALLY AND OF RECORD, OR HAD THE POWER TO VOTE, 112,248 SHARES OF THE FUND'S STOCK. THE MEMBERS OF THE IMMEDIATE FAMILIES OF OFFICERS AND DIRECTORS OWNED AN ADDITIONAL 110,196 SHARES FOR A TOTAL BENEFICIAL OWNERSHIP OF THESE PERSONS OF 222,444 SHARES WHICH WAS EQUAL TO 18.6% OF THE 1,196,663 SHARES OUTSTANDING AS OF JANUARY 31, 1997.

     WITH RESPECT TO THE ATTRIBUTED BENEFICIAL SHARE INTERESTS REPORTED FOR OFFICERS OF THE FUND FOR HOLDINGS OF THE FUND BY THE BRIDGES INVESTMENT COUNSEL, INC. PENSION PLAN AND THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST, ALL SHARES REPORTED ARE ESTIMATES AS OF JANUARY 31, 1997. THE TRUSTEES OF THE PENSION PLAN AND THE PROFIT SHARING TRUST WILL NOT REPORT THE ALLOCATIONS TO PARTICIPANTS FOR DECEMBER 31, 1996, UNTIL MARCH 15, 1997, BECAUSE THE FINANCIAL

BRIDGES INVESTMENT FUND, INC.            14                APRIL 25, 1997
  STATEMENT -- PART B


INFORMATION UPON WHICH THE ALLOCATIONS ARE MADE TO PARTICIPANTS WAS NOT COMPLETE ON THE FEBRUARY 25, 1997, FILING DATE FOR THIS PROSPECTUS AND STATEMENT, AND SUCH INFORMATION USUALLY IS NOT AVAILABLE FOR A VARIETY OF REASONS AND FACTORS RELATED TO THE CALCULATION OF BONUSES FOR EMPLOYEES AND THE FILING OF THE CORPORATE FEDERAL INCOME TAX FOR BRIDGES INVESTMENT COUNSEL, INC. ACCORDINGLY, THE DISCLOSURE OF BENEFICIAL INTERESTS IN THE PENSION PLAN AND PROFIT SHARING TRUST ARE BASED UPON DECEMBER 31, 1995, AND SEPTEMBER 30, 1996, PERCENTAGE INTERESTS FOR ALLOCATIONS OF THE JANUARY 23, 1997, SHARES OWNED BY THESE TRUSTS.

     BRIDGES INVESTMENT COUNSEL, INC. INITIATED A 401(K) ADDITIONAL FEATURE TO THE FIRM'S PROFIT SHARING TRUST IN 1988. THE NATIONAL BANK OF COMMERCE TRUSTEE HOLDS 4,819 SHARES FOR FIVE PARTICIPANTS, TWO OF WHOM ARE EDSON L. BRIDGES III AND ROBERT W. BRIDGES, AS DISCLOSED EARLIER. THREE OF THE OTHER PARTICIPANTS ARE OFFICERS OF THE FUND AND ITS INVESTMENT ADVISER: DOUGLAS P. PERSON, WHOSE OWNERSHIP INTEREST IS 1,201 SHARES, MARY ANN MASON, WHOSE OWNERSHIP INTEREST IS 1,074 SHARES, AND KATHLEEN J. STRANIK, WHOSE OWNERSHIP INTEREST IS 40 SHARES.

     UNLESS NOTED TO THE CONTRARY, ALL DISCLOSURES OF SHAREHOLDER OWNERSHIP IN THIS SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ARE MADE AS OF THE CLOSE OF BUSINESS ON JANUARY 31, 1997.

 INVESTMENT ADVISORY AND OTHER SERVICES
----------------------------------------

      CONTROL PERSONS -- TWO PERSONS, EDSON L. BRIDGES II AND EDSON L. BRIDGES
      ---------------
III, OF THE ELEVEN MEMBERS OF THE BOARD OF DIRECTORS OF THE FUND ARE ALSO DIRECTORS AND OFFICERS OF THE INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC.

     MR. BRIDGES II IS PRESIDENT AND DIRECTOR OF BRIDGES INVESTMENT COUNSEL, INC. AND CHAIRMAN AND CHIEF EXECUTIVE OFFICER AND DIRECTOR OF BRIDGES INVESTMENT FUND, INC. THE TOTAL OF 600 SHARES OF CAPITAL STOCK OF THE INVESTMENT ADVISER ARE OWNED AS FOLLOWS: EDSON L. BRIDGES II, 525 SHARES; EDSON L. BRIDGES III, SIX SHARES; SALLY S. BRIDGES, WIFE OF EDSON L. BRIDGES II, THREE SHARES; AND NATIONAL BANK OF COMMERCE, AS TRUSTEE FOR THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST, 66 SHARES.

     SALLY S. BRIDGES, EDSON L. BRIDGES II, AND EDSON L. BRIDGES III ARE THE THREE DIRECTORS OF BRIDGES INVESTMENT COUNSEL, INC. MR. AND MRS. EDSON L. BRIDGES II HAVE BEEN DIRECTORS OF BRIDGES INVESTMENT COUNSEL, INC. SINCE JANUARY 2, 1963. MR. EDSON L. BRIDGES III WAS ELECTED A DIRECTOR ON DECEMBER 30, 1987.

      AFFILIATED PERSONS -- AS DIRECTORS AND OFFICERS OF BOTH BRIDGES INVESTMENT
      ------------------
COUNSEL, INC. AND BRIDGES INVESTMENT FUND, INC., MR. EDSON L. BRIDGES II AND MR. EDSON L. BRIDGES III ARE AFFILIATED PERSONS OF BOTH ORGANIZATIONS. THERE ARE NO OTHER AFFILIATED PERSONS OF THE INVESTMENT ADVISER AND THE FUND.

   BRIDGES INVESTMENT FUND, INC.                15               APRIL 25, 1997
     STATEMENT -- PART B


      ADVISORY FEES -- BRIDGES INVESTMENT FUND, INC. PAID BRIDGES INVESTMENT
      -------------
COUNSEL, INC. THE FOLLOWING DOLLAR AMOUNTS FOR THE LAST THREE FISCAL YEARS AS AN INVESTMENT ADVISORY FEE: $91,600 IN 1994, $107,149 IN 1995, AND $135,586 IN
1996. THESE FEES ARE BASED ON THE MONTH-ENDING NET ASSETS, AVERAGED FOR A THREE-MONTH PERIOD, AND A 1/8 OF 1% FEE BASIS IS APPLIED TO THE RESULTING NUMBER. THE ANNUAL FEE BASIS IS 1/2 OF 1%. THE ANNUAL FEE IS THE SUM OF THE FOUR QUARTERLY FEES. THE ADVISORY FEE WAS NOT REDUCED BY ANY CREDITS DURING TWO OF THE LAST THREE FISCAL YEARS.

      EXPENSE LIMITATION -- BRIDGES INVESTMENT COUNSEL, INC. HAS AGREED WITH THE
      ------------------
FUND TO PAY ANY EXPENSES, PROPERLY OWED BY THE FUND, WHICH EXCEED 1 1/2% OF THE AVERAGE NET ASSETS FOR ANY YEAR. THERE HAVE BEEN NO EXPENSE REIMBURSEMENTS DURING THE LAST THREE FISCAL YEARS.

      SERVICES PERFORMED ON BEHALF OF FUND -- SERVICES WHICH ARE SUPPLIED OR
      ------------------------------------
PAID FOR WHOLLY OR IN SUBSTANTIAL PART BY THE INVESTMENT ADVISER IN CONNECTION WITH THE INVESTMENT ADVISORY CONTRACT ARE: OCCUPANCY AND OFFICE RENTAL; SERVICES OF OUTSIDE LEGAL COUNSEL; REGISTRATION AND FILING FEES; SALARIES AND COMPENSATION OF THE FUND'S DIRECTORS AND OFFICERS; TRADING DEPARTMENT OF SECURITIES; AND PROSPECTUS PREPARATION AND PRINTING. IN EFFECT, BRIDGES INVESTMENT COUNSEL, INC. SUPPLIES ALL PERSONNEL, EQUIPMENT, FACILITIES, AND ADMINISTRATIVE SERVICES AT ITS EXPENSE THAT WOULD BE PROVIDED FOR ALL INVESTMENT ADVISORY CLIENTS OF THE FIRM. IN ADDITION, BRIDGES INVESTMENT COUNSEL, INC. PAYS FOR ALL EXPENSES OF MAINTAINING FEDERAL AND STATE REGISTRATIONS AND ALL LEGAL EXPENSES OF THE FUND INCLUDING THE COSTS ASSOCIATED WITH MASTER PLANS FOR STANDARD RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACT ACCOUNTS. LASTLY, THE INVESTMENT ADVISER PERFORMS ALL SERVICES NOT SPECIFICALLY IDENTIFIED TO ENSURE AN ORDERLY BUSINESS OPERATION OF THE FUND.

     THE FUND PAYS BRIDGES INVESTMENT COUNSEL, INC. FOR ACCOUNTING, CLERICAL, AND BOOKKEEPING SERVICES RELATED SOLELY TO SPECIAL FUNCTIONS FOR THE FUND AND FOR POSTAGE, STATIONERY, FORMS, SUPPLIES AND PRINTING -- INCLUDING QUARTERLY REPORTS TO SHAREHOLDERS. BRIDGES INVESTMENT COUNSEL, INC. PROVIDES THE STAFF PERSONNEL AND SERVICES FOR THESE TASKS, AND THE ADVISORY FIRM IS REIMBURSED AT ITS COST FOR THESE SERVICES.


      OTHER SERVICES -- THE FUND PAYS FOR THE SERVICES OF THE INDEPENDENT
      --------------
AUDITOR, ARTHUR ANDERSEN LLP, 1700 FARNAM STREET, OMAHA, NEBRASKA 68102. THE FUND ALSO ABSORBS THE FEES AND COSTS OF THE CUSTODIAN AS DESCRIBED ON PAGES 10, 11, AND 24 OF THE PROSPECTUS -- PART A. BRIDGES INVESTOR SERVICES, INC., 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114, ACTS AS DIVIDEND DISBURSING AND TRANSFER

BRIDGES INVESTMENT FUND, INC.            16                APRIL 25, 1997
  STATEMENT -- PART B



AGENT. THE FUND PAYS COSTS AND FEES PER THE TERMS OF AN AGREEMENT BETWEEN THE FUND AND SERVICES. THE FUND ALSO BEARS THE COST OF THE INSURANCE PREMIUMS TO PROVIDE $500,000 IN FIDELITY AND ERRORS AND OMISSIONS COVERAGES UNDER AN INVESTMENT COMPANY BLANKET BOND EFFECTIVE APRIL 1, 1988. ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT 05402-0730 IS THE CARRIER SUPPLYING THE COVERAGE. THE PERSONS OR CORPORATIONS IDENTIFIED IN THIS PARAGRAPH ARE THE ONLY PROVIDERS OF SERVICES TO THE FUND OTHER THAN BRIDGES INVESTMENT COUNSEL, INC.

     ARTHUR ANDERSEN LLP CONDUCTS THE ANNUAL AUDIT OF THE FUND'S OPERATION IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS, THE APPLICABLE REGULATIONS OF THE SECURITIES AND EXCHANGE COMMISSION, AND THE PROVISIONS OF THE INTERNAL REVENUE CODE. REPRESENTATIVES OF ARTHUR ANDERSEN LLP MEET WITH THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO ESTABLISH THE SCOPE OF EACH AUDIT. THE FEDERAL AND STATE INCOME TAX RETURNS ARE PREPARED BY THE STAFF OF ARTHUR ANDERSEN LLP. LASTLY, ARTHUR ANDERSEN LLP PROVIDES CONSENTS TO PERMIT THE FILING OF FINANCIAL STATEMENTS WITH APPROPRIATE DOCUMENTS WITH THE SECURITIES AND EXCHANGE COMMISSION AT VARIOUS TIMES THROUGHOUT THE YEAR, AND A PARTNER OF THE FIRM OR HIS REPRESENTATIVE WILL BE IN ATTENDANCE AT THE ANNUAL MEETING OF STOCKHOLDERS TO ANSWER ANY INQUIRIES AT THAT TIME.

     THE SERVICES OF THE CUSTODIAN AND THE TRANSFER AGENT ARE DESCRIBED ON PAGES 10 AND 11 OF THE PROSPECTUS -- PART A.


BROKERAGE ALLOCATIONS AND OTHER PRACTICES
-----------------------------------------

     TRANSACTIONS IN THE FUND'S PORTFOLIO OF SECURITIES ARE EFFECTED THROUGH MORE THAN A FEW BROKERS TO REFLECT THE AVAILABILITY OF SECURITY RESEARCH INFORMATION, EXECUTION AND OTHER OPEN MARKET SERVICES, AND GOODWILL OR OTHER FACTORS.

     THE TOTAL BROKERAGE FEES PAID ON SECURITIES TRANSACTIONS FOR THE FUND FOR THE LAST THREE FISCAL YEARS WERE: $11,321.81 IN 1994, $4,668.50 IN 1995, AND $16,091.31 IN 1996. THE FUND'S MANAGEMENT HAS NO PLANS TO VARY THE BROKERAGE COMMISSION ACTIVITY FROM THE PATTERN SHOWN DURING THE LAST THREE FISCAL YEARS. DURING 1996, THE BROKERAGE COMMISSIONS ATTRIBUTED TO SECURITY RESEARCH INFORMATION WERE $16,041.31 OR 99.69% OF THE TOTAL, WITH $50.00 OR 0.31% OF THE TOTAL COMMISSIONS DIRECTED TOWARDS GOODWILL. THERE WERE NO COMMISSIONS ATTRIBUTED TO MARKET SERVICES IN 1996.

     A TOTAL OF EIGHT BROKERS WAS USED BY THE FUND DURING 1996, RESULTING IN AN AVERAGE COMPENSATION PER BROKERAGE FIRM OF $2,011.41. THE LARGEST AMOUNT RECEIVED BY ANY FIRM WAS $8,273.24. THE FUND HAS NO PLANS TO CONCENTRATE SECURITIES TRANSACTION ORDERS WITH ANY SINGLE BROKER OR GROUP OF BROKERS. THERE WERE NO BROKERAGE CONCERNS OR INDIVIDUALS ACTING AS BROKERS WHO WERE AFFILIATED WITH THE FUND OR ITS INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC.

BRIDGES INVESTMENT FUND, INC.             17               APRIL 25, 1997
  STATEMENT  -- PART B


     THE RESEARCH INFORMATION PURCHASED WITH THE FUND'S BROKERAGE COMMISSIONS WAS PROVIDED TO THE FUND'S INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC., AND THIS MATERIAL BENEFITED ALL CLIENTS OF THAT FIRM, INCLUDING THE FUND. MANY CLIENTS OF BRIDGES INVESTMENT COUNSEL, INC. PARTICIPATE IN AN INFORMAL PROGRAM OF PLACING BROKERAGE TRANSACTIONS TO OBTAIN SECURITY RESEARCH INFORMATION; THUS, THE FUND AND ITS INVESTMENT ADVISER BENEFIT FROM THE BROKERAGE TRANSACTIONS OF MANY CLIENTS OF THE INVESTMENT ADVISER. MOST BROKERAGE FIRMS DO NOT PRICE THEIR RESEARCH SERVICES; THEREFORE, IT IS NOT POSSIBLE TO PLACE A MONETARY VALUE ON SUCH SERVICES.

     THE ADVENT OF NEGOTIATED BROKERAGE COMMISSIONS ON MAY 1, 1975, ENDED THE UNIFORM COMMISSION SCHEDULE OF NEW YORK STOCK EXCHANGE MEMBER FIRMS. AS A RESULT, IT IS DIFFICULT TO CONSTRUCT STUDIES OF COMPARABLE COSTS AND SERVICES ON EACH SECURITY TRANSACTION OF THE FUND. ACCORDINGLY, THE DISINTERESTED DIRECTORS OF BRIDGES INVESTMENT FUND, INC. HAVE AGREED THAT BRIDGES INVESTMENT COUNSEL, INC. MAY CAUSE THE FUND TO PAY A MEMBER OF AN EXCHANGE, BROKER, OR DEALER AN AMOUNT OF COMMISSION FOR EFFECTING A SECURITIES TRANSACTION BY THE FUND IN EXCESS OF THE AMOUNT OF COMMISSION WHICH WOULD HAVE BEEN CHARGED BY ANOTHER PERSON FOR EFFECTING SUCH TRANSACTIONS, PROVIDING THAT BRIDGES INVESTMENT COUNSEL, INC. DETERMINES IN GOOD FAITH THAT SUCH COMMISSION WAS REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY SUCH EXCHANGE MEMBER, BROKER, OR DEALER SUBJECT ONLY TO THE LIMITATIONS AND DEFINITIONS CONTAINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934 AND TO A PERIODIC REVIEW BY THE DISINTERESTED DIRECTORS OF THE ACTIONS OF THE INVESTMENT ADVISER IN DIRECTING THE BROKERAGE BUSINESS OF THE FUND. IN OTHER WORDS, BECAUSE OF THE PRACTICE OF USING SECURITIES TRANSACTIONS TO PURCHASE BROKERAGE SERVICES AND RESEARCH, THE FUND MAY NOT RECEIVE THE LOWEST POSSIBLE AGGREGATE EXECUTION COST WITH RESPECT TO ANY GIVEN BROKERAGE TRANSACTION.

     BRIDGES INVESTMENT COUNSEL, INC. IS ABLE TO SECURE DISCOUNTS FROM THE UNIFORM BROKERAGE COMMISSION SCHEDULE WHICH WAS IN EFFECT ON APRIL 30, 1975, FOR LISTED SECURITIES DURING THE PERIOD FROM MAY 1, 1975, THROUGH DECEMBER 31, 1996. THE BOARD OF DIRECTORS REVIEWS AND APPROVES THE LEVEL OF DISCOUNTS AND THE ACTUAL BROKERAGE COSTS ON EACH TRANSACTION IN THE PORTFOLIO AT EACH QUARTERLY MEETING. THE INVESTMENT ADVISER BELIEVES THESE DISCOUNTS TO BE APPROPRIATE AND SIMILAR TO THOSE EARNED BY OTHER INSTITUTIONAL PORTFOLIOS OF THE SIZE OF THE FUND. MR. EDSON L. BRIDGES III, PRESIDENT OF THE FUND, SELECTS THE BROKERS TO BE EMPLOYED FOR SECURITIES TRANSACTIONS OF THE FUND, AND HE DETERMINES THE ACCEPTABILITY OF THE DISCOUNT.

BRIDGES INVESTMENT FUND, INC.             18             APRIL 25, 1997
  STATEMENT -- PART B



 CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------

      CLASSES -- THE FUND OFFERS ONLY ONE CLASS OF SECURITY OUTSTANDING --
      -------
CAPITAL STOCK. THE TERMS OF THIS ISSUE ARE SET FORTH ON PAGE 12 OF THE PROSPECTUS. THERE ARE NO OTHER CLASSES OF SECURITIES AUTHORIZED BY THE ARTICLES OF INCORPORATION.

      CUMULATIVE VOTING -- THE TERMS OF THE ISSUANCE OF CAPITAL STOCK OF THE
      ------------------
FUND PROVIDE FOR CUMULATIVE VOTING. THIS PROVISION PERMITS A SHAREHOLDER TO ALLOCATE THE VOTES OF HIS SHARES TOWARDS ONE OR MORE DIRECTORS IN ORDER TO INCREASE THE INFLUENCE OF HIS OWNERSHIP TOWARDS THE DIRECTOR OR DIRECTORS SELECTED FOR HIS SUPPORT IN AN ELECTION OF DIRECTORS.

 PURCHASE, REDEMPTION, AND PRICING OF SECURITIES BEING OFFERED
 --------------------------------------------------------------

      GENERAL INFORMATION -- THE CAPITAL STOCK OF THE FUND IS OFFERED TO THE
      -------------------
PUBLIC AT NET ASSET VALUE PER SHARE THROUGH THE FUND'S OFFICE, WHICH IS THE ONLY POINT OF DISTRIBUTION FOR THE PROSPECTUS, PART A, THE STATEMENT OF ADDITIONAL INFORMATION, PART B, AND OTHER INFORMATION, PART C. THE PLANS FOR PURCHASE OF SHARES OF THE FUND ARE SET FORTH IN THE PROSPECTUS ON PAGES 15-22. THE FUND DOES NOT USE LETTERS OF INTENT, CONTRACTUAL ACCUMULATION PLANS, WITHDRAWAL PLANS, OR EXCHANGE PRIVILEGES. THE FUND DOES OFFER SERVICES IN CONNECTION WITH RETIREMENT PLANS -- PLEASE REFER TO PAGES 17-22 IN THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF THESE SERVICES.

     SHAREHOLDERS WHO REQUIRE ASSISTANCE IN GATHERING COST HISTORY AND SHARE INFORMATION REGARDING THEIR ACCOUNT WITH THE FUND SHOULD ANTICIPATE THAT BRIDGES INVESTOR SERVICES, INC. AS TRANSFER AGENT, WILL BILL THE DIRECT COSTS OF SUCH INVESTIGATIONS DIRECTLY TO THE SHAREHOLDER WITH AN EXPLANATION OF THE TYPE OF WORK CONDUCTED, THE DATES AND TIME COMMITTED, AND THE EXPENSES INCURRED BY SERVICES. IN THE NORMAL SITUATION, THE MAXIMUM CHARGE PER INQUIRY OF THIS TYPE WILL BE $25.00.

      VALUATION -- THE METHODS FOR DETERMINING THE NET ASSET VALUE PER SHARE OF
      ---------
THE FUND FOR PURCHASE OF SHARES AND THE NET ASSET VALUE PER SHARE FOR THE REDEMPTION OF OR SALES OF SHARES BACK TO THE FUND ARE DESCRIBED ON PAGES 14 AND 15 OF THE PROSPECTUS. PLEASE REFER TO THOSE PAGES FOR SPECIFIC INFORMATION ON THESE MATTERS.

      SPECIMEN PRICE MAKE UP -- PLEASE REFER TO APPENDIX A ON PAGE 20 FOR A COPY
      ----------------------
OF THE PRICE MAKE UP FORM USED BY THE FUND. THE EXAMPLE OR ILLUSTRATION USES THE ACTUAL DATA AND METHODS USED FOR THE FUND ON DECEMBER 31, 1995. THE AUDITED BALANCE SHEET INFORMATION WILL PROVIDE THE SAME INFORMATION WITH A DIFFERENT FORMAT AND CLASSIFICATION OF ITEMS FOR THE PURPOSE OF PROPER FINANCIAL STATEMENT PRESENTATION.

   BRIDGES INESTMENT FUND, INC.            19                APRIL 25, 1997
     STATEMENT -- PART B



      OTHER DISCLOSURES -- THE FUND DOES NOT HAVE AN EXCESS OF THE OFFERING
      -----------------
PRICE TO DISTRIBUTE TO UNDERWRITERS. THE FUND PRICES ITS SHARES ONLY ONCE PER DAY AFTER THE CLOSE OF THE NEW YORK STOCK EXCHANGE. THERE IS NO DIFFERENCE IN THE NET OFFERING PRICE CHARGED TO THE GENERAL PUBLIC AND THAT PRICE WHICH IS CHARGED TO OFFICERS, DIRECTORS, AND EMPLOYEES OF EITHER THE FUND OR ITS INVESTMENT ADVISER. THE FUND DOES NOT USE RULE 2A-7 UNDER THE GENERAL RULES AND REGULATIONS OF THE INVESTMENT COMPANY ACT OF 1940 FOR THE PURPOSE OF PRICING ITS SHARES TO THE PUBLIC.

 TAX STATUS
------------

     THE FUND IS QUALIFIED OR INTENDS TO QUALIFY UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE (26 U.S.C. 851-856). THE FUND HAS NO SPECIAL OR UNUSUAL TAX ASPECTS SUCH AS TAXATION RESULTING FROM FOREIGN INVESTMENT, OR FROM STATES AS A PERSONAL HOLDING COMPANY, OR FROM ANY TAX LOSS CARRYFORWARD. REFER TO PAGE 13 OF THE PROSPECTUS FOR A MORE COMPLETE DISCUSSION OF FEDERAL TAXATION OF THE FUND.

 UNDERWRITERS :  NONE. CALCULATION OF PERFORMANCE DATA :  NONE.
 ------------          -------------------------------


NOTICE 1: AS A PROSPECTIVE INVESTOR OR SHAREHOLDER, YOU MAY BE INTERESTED IN SECURING PART C OF THIS FILING, AND YOU MUST RECEIVE PART A, THE PROSPECTUS, IN ORDER TO MAKE AN INVESTMENT IN THE FUND. YOU MAY REQUEST COPIES OF PARTS A, B, AND C FROM THE FUND'S OFFICE AT THE ADDRESS SHOWN ON THE COVER OF PART B. NOTICE 2: THE FUND'S MANAGEMENT AND BOARD OF DIRECTORS ENCOURAGES PROSPECTIVE INVESTORS AND SHAREHOLDERS TO REVIEW THE AUDITED FINANCIAL STATEMENTS, PARTICULARLY THE SCHEDULE OF INVESTMENTS, TO OBTAIN A USEFUL PERSPECTIVE ABOUT SECURITIES OWNED BY THE FUND.

 FINANCIAL STATEMENTS
----------------------


     THE AUDITED FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 1996,

APPEAR AT PAGES 21-36 IN THIS PART B. AS A UNIT, THESE STATEMENTS INCLUDE: THE REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS, THE SCHEDULE OF PORTFOLIO INVESTMENTS, THE STATEMENT OF ASSETS AND LIABILITIES, THE STATEMENT OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS, AND NOTES TO FINANCIAL STATEMENTS.

     THE PRICE MAKE UP SHEET, APPENDIX A, IS SHOWN ON PAGE 20; THEN THE FINANCIAL STATEMENTS FOLLOW AS A UNIT TO COMPLETE THIS PART B.

BRIDGES INVESTMENT FUND, INC.                 20            APRIL 25, 1997
  STATEMENT -- PART B





                              APPENDIX A(SPECIMEN)
                              PRICE MAKE UP SHEET
 DECEMBER 31, 1996
 JOURNAL FORM,                                                           ACTUAL BALANCE
LEDGER FORM,                                                             OR MARKET
SCHEDULE, OR                                                              VALUE FIGURES
 ACCOUNT NUMBER
                      ACCOUNT (COST FIGURES IN PARENTHESES)

 ASSETS

01A-DR-C            CASH-PRINCIPAL                                       $     18,450.67
01B-DR-C            CASH-INCOME                                               99,361.29

02A-LF51            DIVIDENDS RECEIVABLE                                      50,923.10

02B-LF52            INTEREST RECEIVABLE                                       76,694.26

04A-CRDJ            ACCTS. RECEIVABLE-SUBSCRIPTIONS TO CAPITAL STOCK           7,000.00

04B-CRDJ            ACCTS. RECEIVABLE-SECURITIES SOLD
07 -SCHEDULE 7      INV. IN SECURITIES (18,891,455.55)                    29,231,244.55

    CRS




                                                TOTAL ASSETS
       $29,483,673.90


 LIABILITIES:

13A-CRDJ            ACCTS. PAY.-REDEMPTIONS OF CAPITAL STOCK             $
13B-CRDJ            ACCTS. PAY.-PURCHASE OF SECURITIES                         61,514.75

14A-CRDJ            ACCRUED LIAB.-OPERATING EXPENSES
14B-CRDJ            ACCRUED LIAB.-TAXES
14 -CRDJ            DISTRIBUTIONS PAYABLE                                    $172,670.61





                                                TOTAL LIABILITIES
          $234,185.36


 19                 NET ASSETS APPLICABLE TO OUTSTANDING
                    CAPITAL SHARES (TOT. ASSETS MINUS TOT. LIAB.)
      $ 29,249,488.54


20 -CRDJ DR-TA      CAPITAL STOCK-TOTAL SHARES OUTSTANDING                  1,190,831.393
                      NET ASSET VALUE PER SHARE
                        PURCHASE PRICE PER SHARE    $24.56                         24.56
                        REDEMPTION PRICE PER SHARE  $24.56                X DIV.
@  .145

EQUALIZATION COMPUTATION                  NET INVESTMENT INCOME                     0.00

                    (CURRENT QTR.)         (CURRENT QTR.)
DIVIDEND INCOME     $103,729.55           UNDISTRIBUTED NET INCOME                  0.00

 INTEREST INCOME     124,354.27            (PREVIOUS QTRS.)
TOTAL INCOME         228,083.82             TOTAL ACCT. 21B                         0.00
                                          EQUALIZATION/SHARE                         .00
TAXES PAID          $                      ORDERS   /

 EXPENSES UNPAID    $  64,256.00          NET SHARES PURCH., REDEMP.         ,
,   .
REIMBURSED EXPENSES (         )           BALANCE, EQUALIZATION                 4,731.73

TOT.EXP.POST CLOSE                        EQUALIZATION ENTRY

                                          EQUALIZATION FORWARD

NET INVESTMENT INC. $ 163,827.82          CAPITAL SHARES FORWARD            1,190,831.393


BRIDGES INVESTMENT FUND, INC.                 21              APRIL 25, 1997
  STATEMENT -- PART B



                              ARTHUR ANDERSEN LLP

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND THE BOARD OF DIRECTORS OF
BRIDGES INVESTMENT FUND, INC.:

     WE HAVE AUDITED THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES OF BRIDGES INVESTMENT FUND, INC., INCLUDING THE SCHEDULE OF PORTFOLIO INVESTMENTS, AS OF DECEMBER 31, 1996, AND THE RELATED STATEMENT OF OPERATIONS FOR THE YEAR THEN ENDED, THE STATEMENTS OF CHANGES IN NET ASSETS FOR EACH OF THE TWO YEARS IN THE PERIOD THEN ENDED, AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE FIVE YEARS IN THE PERIOD THEN ENDED. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS.

     WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS. OUR PROCEDURES INCLUDED CONFIRMATION OF SECURITIES OWNED AS OF DECEMBER 31, 1996, BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.

     IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF BRIDGES INVESTMENT FUND, INC. AS OF DECEMBER 31, 1996, THE RESULTS OF ITS OPERATIONS FOR THE YEAR THEN ENDED, THE CHANGES IN ITS NET ASSETS FOR EACH OF THE TWO YEARS IN THE PERIOD THEN ENDED, AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE FIVE YEARS IN THE PERIOD THEN ENDED, IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.


                                             ARTHUR ANDERSEN LLP


OMAHA, NEBRASKA
  JANUARY 15, 1997
Bridges Investment Fund, Inc.          -22-            April 25, 1997
  Statement -- Part B

-

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                               DECEMBER 31, 1996


                                                     Number      Market
         Title of Securities                       of Shares      Value

      COMMON STOCKS - (74.0%)

Aircraft - Manufacturing  - 2.2%
  The Boeing Co.                                   6,000      $   639,000

Amusements - Recreation - Sporting Goods 0.8%
  NIKE, Inc.                                       4,000      $   240,000

Banking and Finance  - 5.4%
  First National of Nebraska, Inc.                   230      $   782,000
  NationsBank Corporation                          3,000          293,250
  Norwest Corporation                              6,000          261,000
  State Street Boston Corp.                        4,000          258,500
                                                              -----------
                                                              $ 1,594,750
                                                              -----------

Beverages - Soft Drinks  - 2.4%
  PepsiCo, Inc.                                   24,000      $   702,000

Building Materials - Forest Products  - 0.7%
  Georgia Pacific Corp.                            3,000      $   216,000

Chemicals  - 7.4%
  The Dow Chemical Company                         7,000      $   548,625
  Du Pont (E.I.) De Nemours & Company              4,000          376,500
  Eastman Kodak Company                            7,000          561,750
  Monsanto Company                                12,000          466,500
  Morton International, Inc.                       5,000          203,750
                                                              -----------
                                                              $ 2,157,125
                                                              -----------

Computers - Hardware and Software  - 6.7%
  Cisco Systems, Inc.*<F5>                         2,000      $   127,250
  Electronic Data Systems Corp.                    4,223          182,645
  HNC Software, Inc.*<F5>                          2,000           62,500
  Hewlett-Packard Co.                             12,000          603,000
  International Business Machines Corporation      1,000          151,500
  Microsoft Corporation*<F5>                       8,000          661,000
  Sun Microsystems, Inc.*<F5>                      2,000           51,376
  Transaction System Architects*<F5>               4,000          133,000
                                                              -----------
                                                              $ 1,972,271
                                                              -----------

Commercial Services - 0.1%
  MemberWorks, Inc.*<F5>                           2,000      $    30,500


Bridges Investment Fund, Inc.         -23-              April 25, 1997
  Statement -- Part B

-
                         BRIDGES INVESTMENT FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1996


                                                     Number      Market
                Title of Security                  of Shares      Value

       COMMON STOCKS   (Continued)

Drugs - Medicines - Cosmetics  - 7.6%
  Abbott Laboratories                              8,000      $   406,000
  Amgen, Inc.*<F5>                                 1,000           54,375
  Bristol-Myers Squibb Co.                         3,000          327,000
  Elan Corporation PLC ADR*<F5>                    4,000          133,000
  Johnson & Johnson                               10,000          497,500
  Merck & Co., Inc.                               10,000          796,250
                                                              -----------
                                                              $ 2,214,125
                                                              -----------

Electrical Equipment and Supplies  - 2.0%
  General Electric Co.                             6,000      $   593,250

Electronics  - 3.5%
  Intel Corporation                                4,000      $   523,752
  Motorola, Inc.                                   8,000          490,000
                                                              -----------
                                                              $ 1,013,752
                                                              -----------

Finance - Real Estate  - 2.3%
  Federal Home Loan Mortgage Corporation           6,000      $   662,250

Finance - Services  - 0.5%
  First USA, Inc.                                  4,000      $   138,500

Food - Miscellaneous Products  - 3.9%
  Philip Morris Companies, Inc.                   10,000      $ 1,130,000

Forest Products & Paper - 1.0%
  Kimberly-Clark Corporation                       3,000      $   285,750

Insurance - Multiline  - 1.4%
  American International Group, Inc.               1,000      $   108,250
  General Re Corp.                                 2,000          315,500
                                                              -----------
                                                              $   423,750
                                                              -----------

Insurance - Municipal Bond  - 1.0%
  MBIA, Inc.                                       3,000      $   303,750


 Bridges Investment Fund, Inc.        -24-           April 25, 1997
   Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1996

                                                     Number      Market
                Title of Security                  of Shares      Value
       COMMON STOCKS   (Continued)

Lumber and Wood Products  - 0.8%
  Weyerhaeuser Company                             5,000      $   236,875

Machinery - Construction & Mining  - 0.8%
  Caterpillar, Inc.                                3,000      $   225,750

Metal Products - Miscellaneous  - 1.0%
  Nucor Corporation                                5,500      $   280,500

Motion Pictures and Theatres  - 1.7%
  Walt Disney Co.                                  7,000      $   488,250

Petroleum Producing  - 7.0%
  Amoco Corporation                                5,000      $   403,125
  Atlantic Richfield Company                       2,000          265,000
  Chevron Corporation                             10,000          650,000
  Exxon Corporation                                4,000          392,000
  Mobil Corporation                                2,000          244,500
  Union Pacific Resources Group                    3,387           98,223
                                                              -----------
                                                              $ 2,052,848
                                                              -----------

Printing and Engraving  - 0.6%
  Deluxe Corp.                                     5,000      $   163,750

Publishing - Newspapers  - 1.0%
  Gannett Co., Inc.                                4,000      $   299,500

Publishing - Electronic  - 1.6%
  Reuters Holdings PLC                             6,000      $   459,000

Restaurants - Food Service  - 0.2%
  Apple South, Inc.                                3,500      $    47,250

Retail Stores - Apparel and Clothing  - 1.4%
  Gap, Inc.                                       14,000      $   421,750

Retail Stores - Building Materials and Home
                   Improvement - 0.5%
  Home Depot, Inc.                                 3,000      $   150,375



 Bridges Investment Fund, Inc.        -25-               April 25, 1997
   Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1996


                                                     Number      Market
                Title of Security                  of Shares      Value

       COMMON STOCKS   (Continued)

Retail Stores - Department  - 1.4%
  Dayton Hudson Corporation                       10,500      $   412,125

Retail Stores - Variety  - 0.8%
  Albertson's Inc.                                 6,500      $   231,563

Telecommunications  - 4.5%
  A T & T Corp.                                    5,000      $   216,875
  GTE Corporation                                 10,000          453,750
  Lucent Technologies, Inc.                        1,620           74,925
  Sprint Corporation                               8,000          319,000
  West Teleservices Corporation*<F5>              11,000          250,250
                                                              -----------
                                                              $ 1,314,800
                                                              -----------

Transportation - Railroads  - 0.8%
  Union Pacific Corporation                        4,000      $   240,500


Utilities - Telecommunications  - 0.4%
  U S West Communications Group                    4,000      $   129,000

Waste Management  - 0.6%
  WMX Technologies, Inc.                           5,500      $   178,750
                                                              ------------

       TOTAL COMMON STOCKS (Cost - $11,400,758)               $21,649,359
                                                              ------------

       PREFERRED STOCKS  (0.5%)

Telecommunications - (0.5%)
  AirTouch Communications, Inc. 4.25% Series C     3,000      $   135,000
    Convertible Preferred

       Total Preferred Stocks (Cost - $137,925)               $   135,000
                                                              -----------

       Total Stocks (Cost - $11,538,683)                      $21,784,359
                                                              -----------

<F5>*Nonincome-producing security


Bridges Investment Fund, Inc.        -26-           April 25, 1997
  Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1996


                                                   Principal     Market
                Title of Security                    Amount       Value

      DEBT SECURITIES (25.4%)

Broadcast - Radio and Television (0.1%)-
  Comcast Corporation 3.375% Step-Up
    Convertible Subordinated Debentures
    due September 9, 2005                         $ 50,000    $    46,750

Food - Miscellaneous Products (0.4%) -
  Super Valu Stores, Inc. 8.875%
    Promissory Notes, due June 15, 1999           $100,000    $   105,633

U.S. Government (11.9%) -
  U.S. Treasury, 8.875% Notes,
    due November 15, 1997                          200,000        204,812

  U.S. Treasury, 9.000% Notes,
    due May 15, 1998                               200,000        207,937

  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                               200,000        213,750

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        216,750

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        213,688

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        211,500

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        244,813

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        315,750

  U.S. Treasury, 7.50% Notes,
    due February 15, 2005                          300,000        320,906

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        240,625


Bridges Investment Fund, Inc.        -27-           April 25, 1997
- Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1996


                                                   Principal     Market
                Title of Security                    Amount       Value

       DEBT SECURITIES   (Continued)

U.S. Government - (Continued)
  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        314,812

  U.S. Treasury, 8.75% Bonds,
    due November 15, 2008                          200,000        224,625

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        230,375

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        324,656
                                                             ------------

                                                              $ 3,484,999
                                                              -----------

Household Appliances and Utensils (0.4%) -
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   113,491

Office Equipment and Supplies (0.4%) -
  Xerox Corporation, 9.750%
    Notes, due March 15, 2000                     $100,000    $   109,125

Retail Stores - Broad Line Chains (0.5%) -
  Costco Wholesale Corporation 5.750%
    Convertible Subordinated Debentures,
    due May 15, 2002                              $150,000    $   143,625

Retail Stores - Department (0.9%) -
  Dillard Department Stores, Inc. 7.850%
    Debentures, due October 1, 2012               $150,000    $   160,090

  Sears Roebuck & Co.
    9.375% Debentures, due
    November 1, 2011                               100,000        120,000
                                                              -----------
                                                              $   280,090
                                                              -----------

Textiles - Miscellaneous (0.3%) -
  Guilford Mills, Inc.  6.000%
    Convertible Subordinated Debentures
    due September 15, 2012                        $100,000    $   101,000


Bridges Investment Fund, Inc.         -28-            April 25, 1997
  Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1996
                                                   Principal     Market
                Title of Security                    Amount       Value

       DEBT SECURITIES   (Continued)

Transportation - Railroads (0.5%) -
  Union Pacific Corporation 6.00%
  Notes, due September 1, 2003                    $  150,000  $   142,172


Commercial Paper - Short Term (10.0%) -
  American Express Credit Corp.
    Commercial Paper Note 5.5%
    due January 7, 1997                           $1,460,000  $ 1,460,000

  Ford Motor Credit Corp.
    Commercial Paper Note 5.5%
    due January 7, 1997                           $1,460,000  $ 1,460,000
                                                              -----------

                                                              $ 2,920,000
                                                              -----------

      TOTAL DEBT SECURITIES (Cost - $7,352,768)               $ 7,446,885
                                                              -----------



TOTAL INVESTMENTS IN SECURITIES
  (Cost - $18,891,451)                               (99.9%)  $29,231,244
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.1%)       18,244
                                                              -----------
NET ASSETS, December 31, 1996                       (100.0%)  $29,249,488
                                                              ===========










                   The accompanying notes to financial statements
                     are an integral part of this schedule.
Bridges Investment Fund, Inc.         -29-            April 25, 1997
  Statement -- Part B




                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENT OF ASSETS AND LIABILITIES


                               DECEMBER 31, 1996


                                                               Amount
ASSETS
  Investments, at market value
     Common and preferred stocks (cost $11,538,683)         $21,784,358
     Debt securities (cost $7,352,768)                        7,446,886
                                                            -----------

          Total Investments                                 $29,231,244

  Cash                                                          117,812
  Receivables
     Dividends and interest                                     127,617
     Subscriptions to capital stock                               7,000
                                                             ----------


TOTAL ASSETS                                                $29,483,673
                                                            ===========



LIABILITIES
  Dividend distributions payable                            $   172,671
  Accrued operating expenses                                     61,514
                                                            -----------
TOTAL LIABILITIES                                           $   234,185
                                                            -----------


NET ASSETS
  Capital stock, $1 par value - Authorized 3,000,000
     shares,less 686,691 shares redeemed; 1,877,522
     shares issued; 1,190,831 shares outstanding            $ 1,190,831

  Paid-in surplus -
     Excess over par value of amounts received from sale
     of 1,877,522 shares, less amounts paid out in
     redeeming 686,691 shares                               17,717,042
                                                            ----------

          Net capital paid in on shares                    $18,907,873


  Accumulated net realized loss on investment
     transactions                                               (2,910)
  Net unrealized appreciation on investments                10,339,793
  Accumulated undistributed net investment income                4,732
                                                            -----------

TOTAL NET ASSETS                                           $29,249,488
                                                           ===========



NET ASSET VALUE PER SHARE                                    $24.56
                                                             ======


OFFERING PRICE PER SHARE                                     $24.56
                                                             ======


REDEMPTION PRICE PER SHARE                                   $24.56
                                                             ======




                   The accompanying notes to financial statements
                    are an integral part of this statement.


Bridges Investment Fund, Inc.        -30-               April 25, 1997
  Statement -- Part B

-


                         BRIDGES INVESTMENT FUND, INC.


                            STATEMENT OF OPERATIONS


                      FOR THE YEAR ENDED DECEMBER 31, 1996



                                                        Amount        Amount
NVESTMENT INCOME
   Interest                                             $463,382
   Dividends                                             413,094
                                                        --------


        Total Investment Income                                    $876,476

EXPENSES
   Management fees                                      $135,586
   Custodian fees                                         35,597
   Bookkeeping services                                   13,100
   Printing and supplies                                  12,787
   Professional services                                  10,900
   Insurance                                              10,145
   Dividend disbursing and transfer
        agent fees                                         9,391
   Computer programming                                    7,600
   Taxes and licenses                                      1,065
   Foreign taxes paid on dividends                         1,054
                                                         -------


        Total Expenses                                             $ 237,225
                                                                   ---------


           NET INVESTMENT INCOME                                   $ 639,251
                                                                   ----------



REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS, NET

   Net realized gain on transactions in
        investment securities                           $ 310,925

   Net increase in unrealized
        appreciation of investments                     3,502,945
                                                        ---------


        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $3,813,870
                                                                   ----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $4,453,121
                                                                   ==========


                   The accompanying notes to financial statements
                    are an integral part of this statement.


Bridges Investment Fund, Inc.       -31-              April 25, 1997
  Statement -- Part B
  -



                         BRIDGES INVESTMENT FUND, INC.



                      STATEMENTS OF CHANGES IN NET ASSETS


                 FOR THE YEAR ENDED DECEMBER 31, 1996 AND 1995



                                                 1996         1995

INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $   639,251  $  622,174
     Net realized gain on transactions in
       investment securities                     310,925     243,759
     Net increase in unrealized
       appreciation of investments             3,502,945   4,750,041
                                             -----------   ---------

           Net increase in net assets
           resulting from operations         $ 4,453,121  $5,615,974

  Net equalization credits                         4,640       1,028

  Distributions to shareholders from -
     Net investment income                      (639,251)   (622,174)
     Net realized gain from investment
       transactions                             (304,773)   (211,269)
  Equalization                                    (4,109)        (64)
  Net capital share transactions               1,687,114   1,172,954
                                               ----------  ----------


           Total Increase in Net Assets      $ 5,196,742  $5,956,449


NET ASSETS:
  Beginning of year                           24,052,746  18,096,297
                                              ----------  ----------


  End of year (including accumulated
     undistributed net investment income
     of $4,732 and $4,199, respectively)     $29,249,488  $24,052,746
                                             ===========  ===========




                   The accompanying notes to financial statements
                   are an integral part of these statements.


Bridges Investment Fund, Inc.        -32-               April 25, 1997
  Statement -- Part B
  -


                         BRIDGES INVESTMENT FUND, INC.


                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -


               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.



                                                   1996          1995    Net
                                                                       Change
          Net unrealized appreciation (depreciation):

          Aggregate gross unrealized
            appreciation on securities     $10,462,757  $7,035,300

          Aggregate gross unrealized
            deorecuatuib on securities        (122,964)   (198,452)
                                           ------------ -----------


                         Net               $10,339,793  $6,836,848  $3,502,945
                                           ===========  ==========  ==========



          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.



     Bridges Investment Fund, Inc.         -33-          April 25, 1997
       Statement -- Part B




     B. Federal Income Taxes -


               It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, including the distribution of substantially all taxable income including net realized gains on sales of investments.
          Therefore, no provision is made for Federal income taxes.

     C. Distribution To Shareholders -


               The Fund accrues dividends to shareholders on the ex-dividend date.

     D. Equalization -


               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates


               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT


          Under an Investment Advisory Contract, Bridges Investment Counsel,
     Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment
     Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment
     Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract.




   Bridges Investment Fund, Inc.         -34-         April 25, 1997
     Statement -- Part B


(3)  DIVIDEND DISBURSING AND TRANSFER AGENT


          Effective October 1, 1987, dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent).
     The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer
     Agent.




(4)  SECURITY TRANSACTIONS


          The cost of long-term investment purchases during the years ended
     December 31, was:




                                                         1996           1995
      United States government obligations            $  915,945     $  199,498
      Other Securities                                 1,597,324      1,181,022
                                                      ----------     ----------

                    Total Cost                        $2,513,269     $1,380,520
                                                      ==========     ==========




            Net proceeds from sales of long-term investments during the years ended December 31, were:



                                                         1996           1995


      United States government obligations            $  423,528     $  200,000
      Other Securities                                 1,567,634      1,503,775
                                                      ----------      ---------


                     Total Net Proceeds               $1,991,162     $1,703,775
                                                      ==========     ==========



                     Total Cost Basis of
                       Securities Sold                $1,680,237     $1,460,016
                                                      ==========     ==========






(5)  NET ASSET VALUE


           The net asset value per share represents the effective price for all subscriptions and redemptions.





 Bridges Investment Fund, Inc.             -35-        April 25, 1997
   Statement -- Part B


(6)  CAPITAL STOCK


      Shares of capital stock issued and redeemed are as follows:



                                                         1996           1995


            Shares sold                                   88,405         83,027
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                       34,880         36,926
                                                        ---------      ---------

                                                         123,285        119,953
            Shares redeemed                               49,074         61,760
                                                         --------       --------

              Net increase                                74,211         58,193
                                                         ========       ========




      Value of capital stock issued and redeemed is as follows:



                                                         1996            1995



          Shares sold                                  $1,992,810     $1,627,894
          Shares issued to shareholders in
            reinvestment of net investment
            income and realized gain from
            security transactions                         832,894        725,065
                                                      -----------    -----------

                                                       $2,825,704     $2,352,959
          Shares redeemed                               1,138,590      1,180,005
                                                       ----------     ----------

            Net increase                               $1,687,114     $1,172,954
                                                       ==========     ==========












(7)  DISTRIBUTION TO SHAREHOLDERS


          On December 3, 1996 a cash distribution was declared from net investment income accrued through December 31, 1996. This distribution was ultimately calculated as $.145 per share aggregating $168,562. (This dividend includes $4,109 that represents a return of capital distribution to shareholders for Federal income tax purposes.) The dividend will be paid on January 23, 1997, to shareholders of record on December 31, 1996.


(8)  DERIVATIVE FINANCIAL INSTRUMENTS


          In October, 1994, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 119, Disclosure about Derivative Financial Investments and Fair Value of Financial Instruments. The Fund has not entered into any such investment or investment contracts. A covered call option contract is a form of a financial derivative instrument. The Fund's investment and policy restrictions do permit the Fund to sell or write covered call option contracts under certain circumstances and limitations as set forth in the Fund's prospectus.



 Bridges Investment Fund, Inc.            -36-           April 25, 1997
   Statement -- Part B


FINANCIAL HIGHLIGHTS*


          Per share income and capital changes for a share outstanding for each of the last five years were:





                                            1996      1995      1994      1993      1992

Net Asset Value, Beginning of Period     $21.54    $17.10    $17.80    $17.51    $17.30


Income From Investment Operations

  Net Investment Income                  $  .55    $  .58    $  .59    $  .61    $  .63
  Net Gains or (Losses) on Securities
   (both realized and unrealized)
                                           3.28      4.63      (.52)      .46       .37
                                           ----      ----      -----     ----     ------

     Total From Investment Operations    $ 3.83    $ 5.21    $  .07    $ 1.07    $ 1.00

Less Distributions

  Dividends from net investment income     (.55)     (.58)     (.59)     (.61)     (.63)
  Distributions from capital gains         (.26)     (.19)     (.18)     (.17)     (.16)
                                          ------     -----     ------    -----     ------

    Total Distributions                  $ (.81)   $ (.77)   $ (.77)   $ (.78)   $ (.79)
                                          ------     ------    -----     -----     ------


Net Asset Value, End of Period           $24.56    $21.54    $17.10    $17.80    $17.51
                                         ======    ======    ======    ======    ======


Ratios/Supplemental Data


  Net Assets, End of Period
   (in thousands)
                                         $29,249   $24,052   $18,096   $17,991   $17,007

  Ratio of Expenses to Average
   Net Assets**
                                             .87%      .89%      .90%      .90%      .94%

  Ratio of Net Income to
   Average Net Assets **<F6>
                                            3.23%     3.80%     4.25%     4.32%     4.57%

  Portfolio Turnover Rate                      8%        7%       10%       11%        7%





         * Per share income and capital change data is computed using the weighted average number of shares outstanding method.
     <F6>** Average net asset data is computed using monthly net asset value figures.


Bridges Investment Fund, Inc.        1                       April 25, 1997
  Other Information -- Part C



                                     PART C
                               OTHER INFORMATION



OTHER INFORMATION            BRIDGES INVESTMENT FUND, INC.
                             CAPITAL STOCK
APRIL 25, 1997                   8401 WEST DODGE ROAD
                               OMAHA, NEBRASKA   68114
                                    402-397-4700


                                       CONTENTS                      PAGE NO.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS............................2-7

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON..........................7

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES................................7

ITEM 27.  INDEMNIFICATION............................................... 7

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER..........8-10

ITEM 29.  PRINCIPAL UNDERWRITERS       ..................................10

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS...............................10

ITEM 31.  MANAGEMENT SERVICES............................................10

ITEM 32.  UNDERTAKINGS...................................................10


SIGNATURES                                                               11


SUMMARY PROSPECTUS                                                     NONE


BRIDGES INVESTMENT FUND, INC.                 2                APRIL 25, 1997
  OTHER INFORMATION -- PART C


                                SPECIAL NOTICES

     . THIS OTHER INFORMATION IS NOT A PROSPECTUS.

     . THIS OTHER INFORMATION SHOULD BE READ IN CONJUNCTION WITH PART A, THE
       PROSPECTUS OF BRIDGES INVESTMENT FUND, INC. DATED FEBRUARY 25, 1997, AND PART B, STATEMENT OF ADDITIONAL INFORMATION.

     . COPIES OF THE PART A AND PART B FILINGS OF BRIDGES INVESTMENT FUND, INC.
       MAY BE OBTAINED FROM THE OFFICE OF THE FUND AT THE ADDRESS SHOWN ABOVE.

     . THE DATE OF THIS OTHER INFORMATION IS APRIL 25, 1997.







ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS                            PAGE


            (A)  FINANCIAL STATEMENTS                                PART C
                     CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS          3
                                                                     PART B
                     REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS          21
                     SCHEDULE OF PORTFOLIO INVESTMENTS              22-28
                     STATEMENT OF ASSETS AND LIABILITIES               29
                     STATEMENT OF OPERATIONS                           30
                     STATEMENTS OF CHANGES IN NET ASSETS               31
                     NOTES TO FINANCIAL STATEMENTS                  32-36


            (ITEM 24 CONTINUES AFTER THE CONSENT OF INDEPENDENT PUBLIC
             ACCOUNTANTS)


 BRIDGES INVESTMENT FUND, INC.                 3             APRIL 25, 1997
   OTHER INFORMATION -- PART C


                              ARTHUR ANDERSEN LLP










                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS






AS INDEPENDENT PUBLIC ACCOUNTANTS, WE HEREBY CONSENT TO THE USE OF OUR

REPORTS AND TO ALL REFERENCES TO OUR FIRM INCLUDED IN OR MADE A PART OF

THIS REGISTRATION STATEMENT.


                                       ARTHUR ANDERSEN LLP


OMAHA, NEBRASKA,

  FEBRUARY 25, 1997


BRIDGES INVESTMENT FUND, INC.                    4             APRIL 25, 1997
  OTHER INFORMATION -- PART C


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS (CONTINUED)


      (B)  EXHIBITS:

          1.THE ARTICLES OF INCORPORATION, FILED WITH THE FORM N-8B-1 AND
            AMENDMENTS THERETO, IN FILE NO. 811-1209, ARE HEREBY INCORPORATED BY REFERENCE.

          2.THE BY-LAWS, FILED WITH THE FORM N-8B-1 AND AMENDMENTS THERETO, IN
            FILE NO. 811-1209, ARE HEREBY INCORPORATED BY REFERENCE.

          3.ITEM 1 (B)(3) NOT APPLICABLE

          4.THE SPECIMEN STOCK CERTIFICATE, FILED WITH THE FORM S-5, IN FILE
            NO. 2-21600, IS HEREBY INCORPORATED BY REFERENCE.

          5.THE INVESTMENT ADVISORY AGREEMENT AND AMENDATORY ADVISORY AGREEMENT
            FILED WITH AMENDMENT NO. 2 TO THE FORM N-8B-1 IN FILE NO. 811-1209 ARE HEREBY INCORPORATED BY REFERENCE.

          6.ITEM 1(B)(6) NOT APPLICABLE

          7.ITEM 1(B)(7) NOT APPLICABLE

          8.THE CUSTODIAN AGREEMENT AND AMENDATORY CUSTODIAN AGREEMENT FILED
            WITH AMENDMENT NO. 1 TO THE FORM N-8B-1 IN FILE NO. 811-1209 ARE HEREBY INCORPORATED BY REFERENCE.

          9.ITEM 1(B)(9) NOT APPLICABLE

          10.THE OPINION AND CONSENT OF COUNSEL DATED JULY 12, 1963, AS TO THE
             LEGALITY OF SECURITIES ISSUED, FILED AS EXHIBIT F OF THE ORIGINAL FORM S-5 IN FILE NO. 2-21600, ARE HEREBY INCORPORATED BY REFERENCE.

          11.ITEM 1(B)(11) NOT APPLICABLE

          12.ITEM 1(B)(12) NOT APPLICABLE

BRIDGES INVESTMENT FUND, INC.                5             APRIL 25, 1997
  OTHER INFORMATION -- PART C



          13.WRITTEN ASSURANCE, SPECIMEN COPY, BY INITIAL INVESTORS IN THE FUND
             IS INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 21 TO FILE NO. 2-21600 AND AMENDMENT NO. 7 TO FILE NO. 811-1209.

          14.COPIES OF THE MODEL PLANS USED TO ESTABLISH RETIREMENT PLANS FILED
             MARCH 25, 1985 ARE HEREBY INCORPORATED BY REFERENCE AS FOLLOWS:

               a.EXHIBIT SE-1 FILED WITH POST-EFFECTIVE AMENDMENT NO. 1 TO THE
                 FORM S-5, FILE NO. 2-21600, IS HEREBY INCORPORATED BY REFERENCE, INCLUDING AMENDMENTS THERETO WITH POST-EFFECTIVE AMENDMENTS NO. 2, 3 AND 13. THESE MATERIALS RELATE TO THE SELF-EMPLOYED RETIREMENT KEOGH PLANS.

               b.AMENDMENT NO. 5 TO EXHIBIT SE-1, SECOND AMENDMENT TO BRIDGES
                 INVESTMENT FUND, INC. STANDARD PROFIT SHARING AND RETIREMENT PLAN IS HEREBY INCORPORATED BY REFERENCE.

               c.AMENDMENT NO. 6 TO EXHIBIT SE-1, REVISED BRIDGES INVESTMENT
                 FUND, INC. STANDARD PROFIT SHARING AND RETIREMENT PLAN, IS HEREBY INCORPORATED BY REFERENCE.

               d.AMENDMENT NO. 7 TO EXHIBIT SE-1, STANDARD SELF-EMPLOYED
                 RETIREMENT ACT PLAN (AS AMENDED AND RESTATED AS OF JANUARY 1,
                 1982) IS HEREBY INCORPORATED BY REFERENCE.

               e.EXHIBIT IDA-1, BRIDGES INVESTMENT FUND, INC. INDIVIDUAL
                 RETIREMENT ACT CUSTODIAN AGREEMENT, IS HEREBY INCORPORATED BY REFERENCE.

               f.AMENDMENT NO. 2 TO EXHIBIT IDA-1, INDIVIDUAL RETIREMENT ACT
                 CUSTODIAL AGREEMENT, AS AMENDED AND RESTATED EFFECTIVE THE 1ST DAY OF JANUARY, 1982, IS HEREBY INCORPORATED BY REFERENCE.

               g.AMENDED AND RESTATED STANDARD RETIREMENT PLAN AS OF JANUARY 1,
                 1984, IS HEREBY INCORPORATED BY REFERENCE.

               h.AMENDMENT NO. 3 TO EXHIBIT IDA-1, INDIVIDUAL RETIREMENT ACT
                 CUSTODIAL AGREEMENT, AS AMENDED AND RESTATED EFFECTIVE JANUARY 1, 1985, IS HEREBY INCORPORATED BY REFERENCE.

BRIDGES INVESTMENT FUND, INC.                6            APRIL 25, 1997
  OTHER INFORMATION -- PART C


               i.AMENDED AND RESTATED STANDARD RETIREMENT PLAN, INCLUDING
                 APPLICATION FORMS, PARTICIPANT REQUEST FOR DISTRIBUTION FORMS, AND DESIGNATION OF BENEFICIARY FORMS, AND THE STANDARD CUSTODIAL AGREEMENT.

               j.AMENDED AND RESTATED STANDARD RETIREMENT PLAN AS DESCRIBED IN
                 (I) ABOVE, CORRECTED TO FINAL TEXT APPROVAL BY THE INTERNAL REVENUE SERVICE ON JULY 31, 1990.

               k.AMENDED AND RESTATED INDIVIDUAL RETIREMENT ACCOUNT CUSTODIAL
                 AGREEMENT AS DESCRIBED IN (H) ABOVE CORRECTED TO FINAL TEXT APPROVAL BY THE INTERNAL REVENUE SERVICE ON JUNE 11, 1993.

               l.AMENDMENT TO BRIDGES INVESTMENT FUND, INC. STANDARD RETIREMENT
                 PLAN EFFECTIVE JANUARY 1, 1994, AS ADOPTED ON MARCH 29, 1994.

          15.ITEM 24(B)(15) NOT APPLICABLE

          16.ITEM 24(B)(16) NOT APPLICABLE

          17.EXHIBIT 17, REFERENCE ITEM 24(B)(1) AND ORIGINAL FILING EXHIBIT 1,
             ARTICLES OF AMENDMENT TO THE ARTICLES OF INCORPORATION OF BRIDGES INVESTMENT FUND, INC. HEREBY INCORPORATED BY REFERENCE.

          18.EXHIBIT 18, REFERENCE TO ITEM 24(B)(8) AND ORIGINAL FILING EXHIBIT
             5, AMENDATORY AGREEMENT TO CUSTODIAN AGREEMENT DATED OCTOBER 13, 1987, IS HEREBY INCORPORATED BY REFERENCE.

          19.EXHIBIT 19, REFERENCE TO ITEM 24(B)(9)(I) AGREEMENT DATED JULY 14,
             1987, TO APPOINT BRIDGES INVESTOR SERVICES, INC. AS DIVIDEND DISBURSING AND TRANSFER AGENT, IS HEREBY INCORPORATED BY REFERENCE.

          20.EXHIBIT 20, REFERENCE TO ITEM 24(B)(A)(II) AGREEMENT DATED OCTOBER
             13, 1987, TO ESTABLISH JOINTLY INSURED STATUS FOR BRIDGES INVESTMENT FUND, INC. AND BRIDGES INVESTOR SERVICES, INC. UNDER THE FEDERAL INSURANCE COMPANY REGISTERED INVESTMENT MANAGEMENT COMPANY BOND, IS HEREBY INCORPORATED BY REFERENCE.


BRIDGES INVESTMENT FUND, INC.                7            APRIL 25, 1997
  OTHER INFORMATION -- PART C


          21.EXHIBIT 21, REFERENCE TO ITEM 24(B)(9)(III) AGREEMENT DATED
             OCTOBER 13, 1987, TO ESTABLISH JOINTLY INSURED STATUS UNDER ICI MUTUAL INSURANCE COMPANY FIDELITY BLANKET BOND BETWEEN BRIDGES INVESTMENT FUND, INC.; BRIDGES INVESTOR SERVICES, INC.; BRIDGES INVESTMENT COUNSEL, INC.; AND EDSON BRIDGES II INVESTMENT COUNSEL IN CALIFORNIA, A PROPRIETORSHIP, IS HEREBY INCORPORATED BY REFERENCE.

          22.EXHIBIT 22, REFERENCE TO ITEM 24(B)(10), AND ORIGINAL FILING
             EXHIBIT F, THE OPINION AND CONSENT OF LEGAL COUNSEL, FEBRUARY 25, 1988, AS TO THE LEGALITY OF SECURITIES ISSUED, IS HEREBY INCORPORATED BY REFERENCE.

          23.EXHIBIT 23-A, STOCK SUBSCRIPTION AND ORDER FORM (REVISION 02-24-
             1989) TO BE USED BY NEW INVESTORS ON EFFECTIVE DATE OF THIS
             FILING.

          24.EXHIBIT 24B, STOCK SUBSCRIPTION AND ORDER FORM (REVISION 02-26-
             1990) TO BE USED BY INVESTORS ON THE EFFECTIVE DATE FOR THIS
             FILING.

          25.EXHIBIT 25, ARTICLES OF AMENDMENT TO THE ARTICLES OF INCORPORATION
             OF BRIDGES INVESTMENT FUND, INC. REFERENCE ITEM 24(B)(1) AND ORIGINAL FILING OF THE ARTICLES OF INCORPORATION AS EXHIBIT 1, THE TERMS OF WHICH AND ALL OTHER AMENDMENTS ARE HEREBY INCORPORATED BY REFERENCE.

          26.EXHIBIT 26, CUSTODY AGREEMENT BETWEEN BRIDGES INVESTMENT FUND,
             INC. AND THE FIRST NATIONAL BANK OF OMAHA DATED APRIL 23, 1997, TO BE PLACED ELECTRONICALLY IN FILE NO. 811-1209. THIS CUSTODY AGREEMENT BECOMES EFFECTIVE ON JULY 1, 1997, WHEREIN THE FIRST NATIONAL BANK OF OMAHA BECOMES SUCCESSOR CUSTODIAN TO FIRST BANK N.A., OMAHA, NEBRASKA.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


          NOT APPLICABLE

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                  (1)                                 (2)
                                                NUMBER OF RECORD
            TITLE OF CLASS                          HOLDERS*

             CAPITAL STOCK                            458
     * HOLDERS AS OF JANUARY 23, 1997, REINVESTMENT DATE

BRIDGES INVESTMENT FUND, INC.                 8               APRIL 25, 1997
  OTHER INFORMATION -- PART C


ITEM 27. INDEMNIFICATION


          NOT APPLICABLE

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


           EDSON L. BRIDGES II IS THE PRESIDENT AND A DIRECTOR OF BRIDGES INVESTMENT COUNSEL, INC., AS WELL AS BEING CHAIRMAN AND CHIEF EXECUTIVE OFFICER AND A DIRECTOR OF BRIDGES INVESTMENT FUND, INC. MR. BRIDGES II IS PRESIDENT AND A DIRECTOR OF BRIDGES INVESTOR SERVICES, INC. MR. BRIDGES II HAS A PRINCIPAL PROFESSION IN INVESTMENT COUNSELLING. DURING THE LAST TWO FISCAL YEARS FOR THE FUND, MR. BRIDGES II ACTED FOR HIS OWN ACCOUNT IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE IN THE FOLLOWING BUSINESSES OR
          ACTIVITIES:

NAME AND PRINCIPAL                          POSITION WITH
 BUSINESS ADDRESS                            BUSINESS OR ACTIVITY


EDSON L. BRIDGES II                         PROPRIETOR
INVESTMENT COUNSEL IN CALIFORNIA
8401 WEST DODGE ROAD
OMAHA, NEBRASKA  68114

N. P. DODGE COMPANY                         DIRECTOR
REAL ESTATE BROKERS AND MANAGEMENT
8701 WEST DODGE ROAD
OMAHA, NEBRASKA  68114

JAT CORPORATION                             DIRECTOR
SIZZLER FAMILY STEAK HOUSE
3815 FREDERICK BOULEVARD
ST. JOSEPH, MISSOURI  64506

PROVIDENT TRUST COMPANY                     PRESIDENT AND
256 DURHAM PLAZA                            DIRECTOR
8401 WEST DODGE ROAD
OMAHA, NEBRASKA  68114

STORE KRAFT MANUFACTURING COMPANY           DIRECTOR
BEATRICE, NEBRASKA 68310

WEST OMAHA LAND & CATTLE COMPANY            A PARTNER
8401 WEST DODGE ROAD
OMAHA, NEBRASKA  68114

BRIDGES INVESTMENT FUND, INC.                  9             APRIL 25, 1997
  OTHER INFORMATION -- PART C


          THE QUESTION IN THIS ITEM USES THE TERMS SUBSTANTIAL NATURE IN REQUIRING A RESPONSE. NONE OF THE FOREGOING RELATIONSHIPS ARE SUBSTANTIAL IN TERMS OF TIME COMMITMENT OR COMPENSATION RECEIVED AS THEY MAY REQUIRE ONLY SEVERAL HOURS PER MONTH OR PER CALENDAR QUARTER OF MR. BRIDGES' TIME. ONE EXCEPTION TO THIS STATEMENT WOULD BE EDSON
          L. BRIDGES II, INVESTMENT COUNSEL IN CALIFORNIA, WHICH IS PART OF MR. BRIDGES' PRINCIPAL PROFESSION. THE OTHER EXCEPTION WOULD BE PROVIDENT TRUST COMPANY. REFER TO PAGE 10 FOR ADDITIONAL COMMENTS.

          MR. BRIDGES II ACTS AS A TRUSTEE OR CO-TRUSTEE, PRIMARILY FOR REVOCABLE AND TESTAMENTARY TRUSTS WHICH HAVE INVESTMENT ADVISORY CLIENT RELATIONSHIPS WITH EITHER BRIDGES INVESTMENT COUNSEL, INC. OR INVESTMENT COUNSEL IN CALIFORNIA.

          MR. EDSON L. BRIDGES III IS EXECUTIVE VICE PRESIDENT-INVESTMENTS OF BRIDGES INVESTMENT COUNSEL, INC. AND A DIRECTOR OF THAT COMPANY. MR. BRIDGES III IS PRESIDENT AND DIRECTOR OF BRIDGES INVESTMENT FUND, INC. AND VICE PRESIDENT AND DIRECTOR OF BRIDGES INVESTOR SERVICES, INC.
          MR. BRIDGES III HAS A PRINCIPAL PROFESSION OF INVESTMENT COUNSELLING. DURING THE LAST TWO FISCAL YEARS FOR THE FUND, MR. BRIDGES III ACTED FOR HIS OWN ACCOUNT IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER, OR TRUSTEE IN THE FOLLOWING BUSINESSES OR ACTIVITIES:

NAME AND PRINCIPAL                     POSITION WITH
 BUSINESS ADDRESS                       BUSINESS OR ACTIVITY

PROVIDENT TRUST COMPANY                VICE PRESIDENT
256 DURHAM PLAZA                       AND DIRECTOR
8401 WEST DODGE ROAD
OMAHA, NEBRASKA  68114

STRATUS FUND, INC.                     DIRECTOR
500 CENTRE TERRACE
1225 "L" STREET
LINCOLN, NEBRASKA  68508

BRIDGES INVESTMENT FUND, INC.               10             APRIL 25, 1997
  OTHER INFORMATION -- PART C



          PROVIDENT TRUST COMPANY WAS GRANTED A CHARTER BY THE STATE OF NEBRASKA DEPARTMENT OF BANKING ON MARCH 11, 1992. TRUST BUSINESS ACTIVITIES COMMENCED ON MARCH 14, 1992. PROVIDENT HAS A MANAGEMENT AGREEMENT WITH BRIDGES INVESTMENT COUNSEL, INC. THAT WAS ENTERED INTO ON MARCH 26, 1991. MR. BRIDGES II AND MR. BRIDGES III WERE ACTIVE DURING 1996 WITH ASSISTANCE TO PROVIDENT TRUST COMPANY FOR THE CONDUCT OF ITS OPERATIONS AND SERVICES. ON DECEMBER 31, 1996, PROVIDENT TRUST COMPANY WAS RESPONSIBLE TO 382 CUSTOMER ACCOUNTS WITH ASSETS VALUED AT $269,915,000.

ITEM 29. PRINCIPAL UNDERWRITERS


          NOT APPLICABLE

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


          THE PRINCIPAL RECORDS FOR THE FUND TO MAINTAIN UNDER RULE 31A-3 OF THE INVESTMENT COMPANY ACT OF 1940 ARE MAINTAINED BY THE FUND AND ITS INVESTMENT ADVISER AT THE OFFICES OF THE FUND, SUITE 256, DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114. THE PERSONS IN CHARGE OF THE CORPORATE RECORDS ARE MRS. MARY ANN MASON, SECRETARY, AND MRS. NANCY K. DODGE, TREASURER. DOCUMENTS OF ORIGINAL ENTRY REGARDING THE SAFEKEEPING OF SECURITIES, DISBURSING OF DIVIDENDS AND TRANSFER AGENCY WORK ARE MAINTAINED BY BRIDGES INVESTOR SERVICES, INC.

ITEM 31. MANAGEMENT SERVICES


          NOT APPLICABLE

ITEM 32. UNDERTAKINGS


          NOT APPLICABLE


BRIDGES INVESTMENT FUND, INC.                  11       APRIL 25, 1997
  OTHER INFORMATION -- PART C


                                   SIGNATURES



     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485A UNDER THE SECURITIES ACT OF 1933, AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF OMAHA, AND STATE OF NEBRASKA, ON THE 25TH DAY OF FEBRUARY, 1997.

                                                 BRIDGES INVESTMENT FUND, INC.

                                                 BY /S/ EDSON L. BRIDGES II
                                                EDSON L. BRIDGES II, PRESIDENT

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED:

 /S/ EDSON L. BRIDGES II            PRESIDENT              FEBRUARY 25, 1997
 EDSON L. BRIDGES II                                              DATE


 /S/ NANCY K. DODGE                 TREASURER              FEBRUARY 25, 1997
 NANCY K. DODGE                                                   DATE


 /S/FREDERICK N. BACKER             DIRECTOR               FEBRUARY 25, 1997
 FREDERICK N. BACKER                                               DATE


 /S/ EDSON L. BRIDGES II            DIRECTOR               FEBRUARY 25, 1997
 EDSON L. BRIDGES II                                              DATE

 /S/ EDSON L. BRIDGES III           DIRECTOR               FEBRUARY 25, 1997
 EDSON L. BRIDGES III                                             DATE


 /S/ N. P. DODGE, JR.               DIRECTOR               FEBRUARY 25, 1997
 N. P. DODGE, JR.                                                 DATE


 /S/ JOHN W. ESTABROOK              DIRECTOR               FEBRUARY 25, 1997
 JOHN W. ESTABROOK                                                DATE


                                    DIRECTOR
 JON D. HOFFMASTER                                                DATE




 /S/ JOHN J. KORALESKI              DIRECTOR             FEBRUARY 25, 1997
 JOHN J. KORALESKI                                                DATE


                                    DIRECTOR
 ROGER A. KUPKA                                                   DATE

                                    DIRECTOR
GARY L. PETERSEN                                                  DATE


 /S/ ROY A. SMITH                   DIRECTOR             FEBRUARY 25, 1997
 ROY A. SMITH                                                     DATE

 /S/ L.B. THOMAS                    DIRECTOR             FEBRUARY 25, 1997
 L.B. THOMAS                                                     DATE